UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number:  811-09997
                                                     ----------

                               BAIRD FUNDS, INC.
                               -----------------
               (Exact name of registrant as specified in charter)

                      777 EAST WISCONSIN AVENUE, FLOOR 18
                      -----------------------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                CHARLES M. WEBER
                                ----------------
                       ROBERT W. BAIRD & CO. INCORPORATED
                       ----------------------------------
                           777 EAST WISCONSIN AVENUE
                           -------------------------
                              MILWAUKEE, WI 53202
                              -------------------
                    (Name and address of agent for service)

                                 1-866-442-2473
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: DECEMBER 31, 2006
                         -----------------

Date of reporting period: JUNE 30, 2006
                          -------------

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

(BAIRD FUNDS LOGO)

SEMI-ANNUAL REPORT
June 30, 2006

Baird Intermediate Bond Fund
Baird Aggregate Bond Fund
Baird Intermediate Municipal Bond Fund
Baird Core Plus Bond Fund
Baird Short-Term Bond Fund

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
BAIRD INTERMEDIATE BOND FUND                                                 1
BAIRD AGGREGATE BOND FUND                                                   15
BAIRD INTERMEDIATE MUNICIPAL BOND FUND                                      29
BAIRD CORE PLUS BOND FUND                                                   36
BAIRD SHORT-TERM BOND FUND                                                  43
ADDITIONAL INFORMATION ON FUND EXPENSES                                     53
STATEMENTS OF ASSETS AND LIABILITIES                                        55
STATEMENTS OF OPERATIONS                                                    56
STATEMENTS OF CHANGES IN NET ASSETS                                         57
FINANCIAL HIGHLIGHTS                                                        62
NOTES TO THE FINANCIAL STATEMENTS                                           71
ADDITIONAL INFORMATION                                                      83

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

CAUTIONARY NOTE ON ANALYSES, OPINIONS AND OUTLOOKS:  In this report we offer
---------------------------------------------------
analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events. These can generally be identified as such because the context of the statements may include such words as "believe," "should," "will," "expects," "anticipates," "hopes" and words of similar effect. These statements reflect the portfolio managers' good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers' analyses, opinions and outlooks are or will prove to be inaccurate. It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds. Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

BAIRD INTERMEDIATE BOND FUND
JUNE 30, 2006

The Baird Intermediate Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index. The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rated debt including government and corporate securities with maturities between one and ten years.

PORTFOLIO CHARACTERISTICS

QUALITY DISTRIBUTION*<F1>
-------------------------
U.S. Treasury                         9%
U.S. Gov't Agency                    26%
AAA                                  21%
AA                                    5%
A                                    16%
BBB                                  20%
Below BBB                             2%
Not Rated                             1%

SECTOR WEIGHTINGS*<F1>
----------------------
Asset-Backed                          7%
Financials                           18%
Industrials                          16%
Utilities                             7%
Mortgage-Backed                      15%
International                         2%
Municipal                             1%
U.S. Gov't Agency                    20%
U.S. Treasuries                       9%
Cash                                  5%

NET ASSETS:                                     $282,092,667
SEC 30-DAY YIELD:**<F2>
Institutional Class:                                   5.42%
Investor Class:                                        5.18%
AVERAGE EFFECTIVE DURATION:                       3.62 years
AVERAGE EFFECTIVE MATURITY:                       4.74 years

ANNUALIZED EXPENSE RATIO:
Institutional Class:                                   0.30%
Investor Class:                                        0.55%***<F3>
PORTFOLIO TURNOVER RATIO:****<F4>                      17.7%
TOTAL NUMBER OF HOLDINGS:                                269

   *<F1>   Percentages shown are based on the Fund's total net assets.
  **<F2> SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2006.
 ***<F3>   Includes 0.25% 12b-1 fee.
****<F4>   Not annualized.

BAIRD INTERMEDIATE BOND FUND

AVERAGE ANNUAL TOTAL RETURNS

                                                                    SINCE
For the Periods Ended June 30, 2006      ONE YEAR  FIVE YEARS  INCEPTION(1)<F5>
-----------------------------------      --------  ----------  ----------------
Baird Intermediate Bond Fund -
  Institutional Class Shares               0.09%     4.44%          5.73%
Baird Intermediate Bond Fund -
  Investor Class Shares                   -0.17%     4.18%          5.48%
Lehman Brothers Intermediate
  Government/Credit Bond Index(2)<F6>     -0.18%     4.62%          5.40%

(1)<F5> For the period from September 29, 2000 (commencement of operations) through June 30, 2006.
(2)<F6> The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and ten years. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE RETURNS SHOWN IN THE TABLE ABOVE REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

FOR INFORMATION ABOUT THE PERFORMANCE OF THE FUND AS OF THE MOST RECENT MONTH-END, PLEASE CALL 1-866-44BAIRD OR VISIT WWW.BAIRDFUNDS.COM.

BAIRD INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS       JUNE 30, 2006 (UNAUDITED)

 Principal
   Amount                                                             Value
 ---------                                                            -----

LONG-TERM INVESTMENTS - 94.5%

ASSET-BACKED SECURITIES - 8.1%
$ 3,000,000    American Express Credit
               Account Master Trust,
               Series 2004-5, Class A,
               5.46%, 04/16/2012                                  $  3,002,214
     99,349    Amresco Residential
               Securities Mortgage
               Loan Trust,
               Series 1998-1, Class A6,
               6.51%, 08/25/2027                                        99,411
    364,146    Banc One Home
               Equity Trust,
               Series 1999-2, Class A7,
               7.18%, 06/25/2029                                       363,706
  1,150,000    Bayview Financial
               Acquisition Trust,
               Series 2005-B, Class 1A2,
               4.70%, 04/28/2039                                     1,132,802
    668,513    Chase Funding
               Mortgage Loan,
               Series 2004-1, Class 1A3,
               2.98%, 04/25/2026                                       662,752
               CitiFinancial Mortgage
               Securities, Inc.:
    184,910    Series 2003-3, Class AF2,
               3.08%, 08/25/2033                                       184,203
     25,000    Series 2004-1, Class AF2,
               2.65%, 04/25/2034                                        23,900
    108,148    Contimortgage Home
               Equity Trust:
               Series 1999-1, Class A7,
               6.47%, 12/25/2013                                       107,922
               Countrywide Asset-Backed
               Certificates:
  2,000,000    Series 2006-S3, Class A2,
               6.09%, 06/25/2021                                     2,000,938
  2,200,000    Series 2005-12, Class 1
               A2, 4.85%, 02/25/2036                                 2,164,875
  1,500,000    Series 2006-9, Class
               1AF3, 5.86%, 10/25/2046                               1,497,891
  1,500,000    Credit Based Asset
               Servicing and Securities:
               Series 2005-CB1, Class
               AF4, 4.62%, 01/25/2035                                1,479,811
     50,000    Daimler Chrysler
               Master Owner Trust,
               Series 2004-A, Class A,
               2.84%, 01/15/2009                                        50,009
               Delta Funding Home
               Equity Loan Trust:
    117,840    Series 1997-2, Class A6,
               7.04%, 06/25/2027                                       117,438
     90,890    Series 1999-1, Class A6F,
               6.34%, 12/15/2028                                        90,709
    165,113    Series 1999-2, Class A7F,
               7.03%, 08/15/2030                                       164,721
     65,614    Equivantage Home
               Equity Loan Trust,
               Series 1996-3, Class A3,
               7.70%, 09/25/2027                                        65,391
               GMAC Mortgage
               Corporation Loan Trust:
  1,900,000    Series 2001-GH4, Class
               A2, 4.39%, 12/25/2025                                 1,876,033
  1,537,675    Series 2004-J4, Class A2,
               5.50%, 09/25/2034                                     1,512,358
               Green Tree Financial
               Corporation:
  1,106,943    Series 1998-3, Class A5,
               6.22%, 03/012030                                      1,062,707
    640,829    Series 1998-4, Class A5,
               6.18%, 04/01/2030                                       612,702
    317,229    Series 1999-3, Class A5,
               6.16%, 02/01/2031                                       317,164
     98,860    IMC Home Equity
               Loan Trust,
               Series 1998-1, Class A6,
               6.52%, 06/20/2029                                        98,988
    583,479    IMPAC Secured
               Asset Corporation,
               Series 2004-2, Class A3,
               4.00%, 08/25/2034                                       578,189
  2,550,000    MBNA Credit Card
               Master Note Trust,
               Series 2003-A3, Class A3,
               2.93%, 08/15/2010                                     2,554,892
    753,172    New Century Home
               Equity Loan Trust,
               Series 2003-5, Class AI3,
               3.56%, 11/25/2033                                       749,707
    292,128    Oakwood Mortgage
               Investors, Inc.,
               Series 1999-B, Class A3,
               6.45%, 11/15/2017                                       251,496
     39,047    Renaissance Home
               Equity Loan Trust,
               Series 2004-3, Class AF2,
               3.57%, 11/25/2034                                        38,904
     25,000    Residential Asset
               Mortgage Products, Inc.,
               Series 2003-RS7, Class
               AI6, 5.34%, 08/25/2033                                   24,437
      2,827    Salomon Brothers
               Mortgage Securities VII,
               Series 1997-LB6, Class
               A6, 6.82%, 12/25/2027                                     2,815
                                                                  ------------
                                                                    22,889,085
                                                                  ------------
FINANCIAL - 18.7%
               Allfirst Financial, Inc.
               Subordinated Notes:
  1,325,000    7.20%, 07/01/2007                                     1,338,257
    725,000    6.88%, 06/01/2009                                       744,890
    550,000    American General Finance
               Corporation Notes,
               4.00%, 03/15/2011                                       507,976
    589,000    American General Finance
               Corporation Senior Notes,
               8.45%, 10/15/2009                                       633,396
     25,000    American General Finance,
               4.63%, 09/01/2010                                        23,939
    630,000    AmSouth Bancorporation
               Subordinated Debentures,
               6.75%, 11/01/2025                                       652,824
    691,000    AmSouth Bank NA
               Subordinated Notes,
               6.45%, 02/01/2018                                       698,474
    500,000    AMVESCAP PLC Notes,
               5.38%, 02/27/2013                                       478,308
    725,000    Banco Santander Chile SA,
               7.00%, 07/18/2007                                       729,022
    235,000    Bank of America
               Corporation Subordinated
               Notes, 10.20%, 07/15/2015                               301,695
    350,000    Bank of Oklahoma
               Subordinated Notes,
               7.13%, 08/15/2007                                       354,580
               Bank One Corporation
               Subordinated Notes,
    180,000    6.00%, 02/17/2009                                       181,336
  1,043,000    10.00%, 08/15/2010                                    1,190,718
  1,120,000    BankAmerica Institutional,
               8.07%, 12/31/2026
               (Acquired 01/04/2006 &
               06/01/2006; Cost $500,456
               & $682,331 respectively)*<F9>                         1,174,556
    480,000    Bankers Trust Corporation
               Subordinated Notes,
               7.38%, 05/01/2008                                       494,589
  1,500,000    Citigroup Capital II
               7.75%, 12/01/2036                                     1,558,140
    300,000    CIT Group Company
               of Canada,
               5.20%, 06/01/2015 F<F10>                                280,981
    825,000    CIT Group, Inc. Senior
               Notes, 3.38%, 04/01/2009                                777,269
    200,000    CIT Group, Inc. Bonds,
               5.40%, 01/30/2016                                       188,396
  1,336,000    Comerica Incorporated
               Subordinated Notes,
               7.25%, 08/01/2007                                     1,354,004
    800,000    Compass Bank
               Subordinated Notes,
               8.10%, 08/15/2009                                       857,128
    260,000    Corestates Capital Trust I,
               8.00%, 12/15/2026
               (Acquired 11/29/2005,
               Cost $276,398)*<F9>                                     271,745
               Countrywide Home
               Loans, Inc.:
  1,000,000    5.50%, 02/01/2007                                       998,667
     25,000    4.13%, 09/15/2009                                        23,775
    650,000    4.00%, 03/22/2011                                       598,016
               Credit Suisse First Boston
               USA, Inc. Notes:
    900,000    6.13%, 11/15/2011                                       912,037
     25,000    5.50%, 08/15/2013                                        24,379
    885,000    Dime Capital Trust,
               9.33%, 05/06/2027                                       947,147
    462,728    First National Bank of
               Chicago Pass Thru
               Certificates,
               8.08%, 01/05/2018                                       511,638
  1,100,000    First National Bank of
               Omaha Subordinated
               Notes, 7.32%, 12/01/2010                              1,097,037
    775,000    FMR Corporation Notes,
               4.75%, 03/01/2013
               (Acquired 02/26/2003,
               Cost $777,379)*<F9>                                     733,415
    725,000    General Electric Capital
               Corporation Notes,
               6.00%, 06/15/2012                                       733,328
  1,000,000    Genworth Financial Inc.
               Notes, 5.75%, 06/15/2014                                985,481
  1,250,000    Glencore Funding LLC,
               6.00%, 04/15/2014
               (Acquired 03/31/2004,
               02/02/2005 & 04/26/2006;                              1,141,606
               Cost $794,280, $146,738
               & $282,792 respectively)*<F9>
  1,000,000    Great West Life &
               Annuity Insurance,
               7.15%, 05/16/2046
               (Acquired 05/16/2006,
               Cost $1,000,000)*<F9>                                   976,732
    500,000    The Goldman Sachs
               Group, Inc. Bonds,
               5.15%, 01/15/2014                                       473,897
               The Goldman Sachs
               Group, Inc. Notes,
    200,000    6.60%, 01/15/2012                                       206,412
     25,000    4.75%, 07/15/2013                                        23,259
    830,000    Health Care Service
               Corporation Notes,
               7.75%, 06/15/2011
               (Acquired 06/20/2001
               and 01/26/2005;
               Cost $497,765 and
               $373,500 respectively)*<F9>                             892,745
    400,000    Highmark, Inc. Notes,
               6.80%, 08/15/2013
               (Acquired 08/14/2003;
               Cost $399,088)*<F9>                                     409,930
  1,200,000    Household Finance
               Corporation Senior
               Unsubordinated Notes,
               6.40%, 06/17/2008                                     1,215,962
     25,000    HSBC Finance
               Corporation Notes,
               5.00%, 06/30/2015                                        23,071
    300,000    International Lease
               Finance Corporation Notes,
               5.70%, 07/03/2006                                       300,000
    500,000    J.P. Morgan Chase &
               Company Subordinated
               Notes, 6.63%, 03/15/2012                                517,702
    746,000    Lehman Brothers
               Holdings, Inc. Notes,
               8.50%, 08/01/2015                                       864,546
    350,000    Lion Connecticut Holding,
               7.13%, 08/15/2006                                       350,597
    600,000    Marsh & McLennan
               Companies, Inc.,
               5.38%, 07/15/2014                                       558,649
    600,000    MBNA Corporation Notes,
               6.13%, 03/01/2013                                       608,818
    900,000    Mellon Capital II, Series B,
               8.00%, 01/15/2027                                       943,164
    750,000    Merrill Lynch &
               Co., Inc. Senior
               Unsubordinated Notes,
               5.00%, 02/03/2014                                       701,295
    125,000    Met Life Global Funding
               Senior Notes,
               4.50%, 05/05/2010
               (Acquired 08/04/2005;
               Cost $123,925)*<F9>                                     119,585
  1,000,000    Morgan Stanley Dean
               Witter Debentures,
               10.00%, 06/15/2008                                    1,080,355
     25,000    Morgan Stanley
               Subordinated Notes,
               4.75%, 04/01/2014                                        22,920
    300,000    Morgan Stanley
               Unsubordinated Notes,
               6.75%, 04/15/2011                                       311,468
  1,230,000    National Australia Bank
               Ltd. Subordinated Notes,
               Series A, 8.60%,
               05/19/2010 F<F10>                                     1,347,973
    534,000    National City Bank of
               Kentucky Subordinated
               Notes, 6.30%, 02/15/2011                                545,751
    500,000    Nationwide Life Global
               Fund Notes,
               5.35%, 02/15/2007
               (Acquired 02/08/2002;
               Cost $499,520)*<F9>                                     499,123
  1,100,000    Navigators Group Inc.
               Senior Unsecured Notes,
               7.00%, 05/01/2016                                     1,084,477
    800,000    Phoenix Companies,
               6.68%, 02/16/2008                                       801,919
  1,244,000    PNC Funding Corporation,
               7.50%, 11/01/2009                                     1,309,727
     25,000    Protective Life
               Corporation Senior Notes,
               4.30%, 06/01/2013                                        22,762
    500,000    Providian Capital I,
               9.53%, 02/01/2027
               (Acquired 06/30/2006,
               Cost $531,235)*<F9>                                     530,981
  1,200,000    Rabobank Nederland
               Senior Notes,
               2.70%, 03/15/2007
               (Acquired 02/03/2004,
               Cost $1,199,760)*<F9> F<F10>                          1,173,898
    700,000    Residential Capital
               Corporation,
               6.38%, 06/30/2010                                       690,474
    805,000    SAFECO Corporation
               Notes, 6.88%, 07/15/2007                                813,217
    546,000    SAFECO Corporation
               Senior Notes,
               7.25%, 09/01/2012                                       583,299
               Santander Central
               Hispano Insurances: F<F10>
    150,000    7.63%, 09/14/2010                                       160,325
    500,000    6.38%, 02/15/2011                                       511,518
               SLM Corporation Notes:
  1,516,000    4.50%, 07/26/2010                                     1,445,330
     25,000    5.38%, 05/15/2014                                        23,955
  1,000,000    St. Paul Travelers, Inc.
               6.25%, 06/20/2016                                       995,708
  1,255,000    Transamerica Finance
               Corporation Debentures,
               0.00%, 03/01/2010 ^<F8>                               1,003,115
    875,000    UFJ Bank Ltd/New York,
               Subordinated Notes,
               7.40%, 06/15/2011                                       928,605
    350,000    UFJ Finance Aruba AEC,
               6.75%, 07/15/2013 F<F10>                                364,623
               Union Planters
               Corporation
               Subordinated Notes:
    300,000    7.75%, 03/01/2011                                       323,264
    870,000    6.50%, 03/15/2018
               (Acquired 05/08/2002,
               09/22/2005, 02/12/2003
               and 05/08/2003;
               Cost $200,363,                                          880,547
               $234,877, $73,378 and
               $400,227 respectively)*<F9>
    500,000    Washington Mutual Bank
               Subordinated Notes,
               6.88%, 06/15/2011                                       522,131
    500,000    Washington Mutual
               Capital I,
               8.38%, 06/01/2027                                       528,373
               Westdeutsche Landesbank
               Subordinated Notes:
     25,000    6.05%, 01/15/2009                                        25,215
  1,495,000    4.80%, 07/15/2015                                     1,387,677
                                                                  ------------
                                                                    52,603,843
                                                                  ------------
INDUSTRIAL - 15.2%
    450,000    Alcan, Inc. Notes,
               5.00%, 06/01/2015 F<F10>                                415,771
    910,000    Anthem, Inc.,
               6.80%, 08/01/2012                                       947,483
    225,000    Auburn Hills Trust
               Debentures,
               12.38%, 05/01/2020                                      317,586
    300,000    Bellsouth Corporation,
               4.75%, 11/15/2012                                       278,163
    600,000    British Telecom PLC Notes,
               8.38%, 12/15/2010 F<F10>                                658,721
               Bunge Ltd. Finance
               Corporation Notes:
    800,000    5.35%, 04/15/2014                                       745,204
    585,000    5.10%, 07/15/2015                                       528,123
    375,000    Caesars Entertainment
               Senior Notes,
               7.50%, 09/01/2009                                       389,332
  1,000,000    Clear Channel
               Communications Senior
               Notes, 5.50%, 12/15/2016                                869,409
    125,000    Comcast Cable
               Communication Holdings,
               8.38%, 03/15/2013                                       138,830
               Continental Airlines, Inc.
               Pass Thru Certificates:
        451    7.42%, 04/01/2007                                           436
     61,583    6.54%, 03/15/2008                                        58,350
  1,180,000    Cooper Cameron
               Corporation Senior Notes,
               2.65%, 04/15/2007                                     1,146,994
    960,000    Cooper Industries, Inc.
               Notes, 5.25%, 07/01/2007                                951,322
  1,281,000    COX Communications
               Inc., 7.13%, 10/01/2012                               1,324,968
  1,000,000    D.R. Horton Inc.
               Unsubordinated Notes,
               6.50%, 04/15/2016                                       961,485
    324,000    Delta Air Lines, Inc.
               Pass Thru Certificates,
               9.50%, 11/18/2008
               (Acquired 11/24/2004,
               Cost $324,000)*<F9> @<F7> ^<F8>                         324,810
  1,025,000    Deutsche Telekom
               International Finance BV,
               8.50%, 06/15/2010                                     1,100,409
    300,000    Dollar General
               Corporation,
               8.63%, 06/15/2010                                       315,750
    500,000    Fiserv, Inc. Notes,
               4.00%, 04/15/2008                                       482,949
    623,000    Ford Capital BV
               Debentures,
               9.50%, 06/01/2010                                       563,815
    300,000    Ford Motor Company
               Debentures,
               9.22%, 09/15/2021                                       237,000
    500,000    General Electric Company
               Notes, 5.00%, 02/01/2013                                478,920
               General Motors Acceptance
               Corporation Notes:
  1,025,000    7.75%, 01/19/2010                                     1,019,714
    200,000    6.75%, 12/01/2014                                       185,764
    550,000    General Motors Nova
               Scotia Finance Company,
               6.85%, 10/15/2008 F<F10>                                521,125
               Halliburton
               Company Notes:
    475,000    5.63%, 12/01/2008                                       473,607
    625,000    5.50%, 10/15/2010                                       619,091
    650,000    Hanson Australia Funding,
               5.25%, 03/15/2013 F<F10>                                614,526
    975,000    Hutchison Whampoa
               International Limited,
               6.25%, 01/24/2014
               (Acquired 11/19/2003
               and 02/08/2005;
               Cost $749,228 and
               $244,602 respectively)*<F9> F<F10>                      970,966
  1,000,000    Ingersoll-Rand Company
               Debentures,
               6.39%, 11/15/2027 F<F10>                              1,059,384
    530,000    International Paper
               Company Notes:
               7.63%, 01/15/2007                                       533,473
  1,075,000    Johnson Controls Inc.
               Senior Notes,
               5.50%, 01/15/2016                                     1,019,975
    675,000    Laboratory Corporation
               of America Holdings,
               5.50%, 02/01/2013                                       642,731
    500,000    Limited Brands, Inc.,
               5.25%, 11/01/2014                                       456,666
  1,210,000    Marathon Oil
               Corporation Debentures,
               9.13%, 01/15/2013                                     1,411,011
    500,000    Marathon Oil
               Corporation Notes,
               5.38%, 06/01/2007                                       498,467
    350,000    Marathon Oil Corporation,
               6.00%, 07/01/2012                                       351,384
    500,000    New York Telephone
               Company Debentures,
               8.63%, 11/15/2010                                       538,916
  1,000,000    Nextel Communications
               Senior Notes,
               6.88%, 10/31/2013                                     1,005,862
    497,999    Northwest Airlines, Inc.:
               7.25%, 01/02/2012
               (Acquired 06/28/2001,
               Cost $475,341) @<F7> ^<F8>                               64,740
    700,000    PCCW Capital II Ltd.,
               6.00%, 07/15/2013
               (Acquired 07/10/2003;
               Cost $696,731)*<F9> F<F10>                              663,919
    600,000    Pearson Dollar Finance
               PLC, 5.70%, 06/01/2014
               (Acquired 09/28/2005,
               Cost $618,138)*<F9> F<F10>                              576,411
  1,155,000    Plum Creek Timberlands,
               5.88%, 11/15/2015                                     1,103,310
               Qwest Capital Funding, Inc.,
    350,000    7.00%, 08/03/2009                                       343,875
    100,000    7.25%, 02/15/2011                                        97,250
  1,000,000    Reed Elsevier Capital
               Notes, 4.63%, 06/15/2012                                926,382
    500,000    SBC Communications,
               Inc. Notes,
               5.63%, 06/15/2016                                       473,943
    650,000    Sealed Air Corporation
               Senior Notes,
               5.38%, 04/15/2008
               (Acquired 04/09/2003;
               Cost $646,490)*<F9>                                     644,473
    224,954    Southwest Airlines
               Company Pass Thru
               Certificates,
               Series 1996-A1,
               7.67%, 01/02/2014                                       227,709
     25,000    Sprint Capital Corporation:
               7.63%, 01/30/2011                                        26,611
               TCI Communications,
               Inc. Debentures:
    325,000    7.88%, 08/01/2013                                       350,108
    300,000    8.75%, 08/01/2015                                       342,771
               Telecom Italia Capital,
  1,360,000    4.95%, 09/30/2014 F<F10>                              1,217,550
  1,400,000    Telefonica Emisiones,
               S.A.U.
               6.42%, 06/20/2016 F<F10>                              1,397,095
    380,000    Tele-Communications,
               Inc. Debentures,
               9.80%, 02/01/2012                                       438,368
    380,000    Telus Corporation Notes,
               7.50%, 06/01/2007 F<F10>                                385,561
    863,000    Time Warner Companies
               Inc. Debentures,
               9.13%, 01/15/2013                                       986,869
  1,470,000    Transocean, Inc.
               6.63%, 04/15/2011                                     1,503,969
    275,000    Tribune Company,
               5.25%, 08/15/2015                                       240,272
               Tyco International
               Group S.A.: F<F10>
    425,000    6.38%, 10/15/2011                                       433,660
    650,000    6.00%, 11/15/2013                                       643,952
    208,758    Union Pacific Corporation
               Pass Thru Certificates:
               Series 1994-A6,
               8.66%, 07/02/2011                                       216,162
               United AirLines, Inc.
               Pass Thru Certificates:
    245,275    7.76%, 10/01/2005
               (Acquired 12/08/2000,
               Cost $ 245,275) @<F7> ^<F8>                             202,060
    942,920    6.20%, 09/01/2008
               (Acquired 08/10/2001,
               03/09/2006, 10/31/2005,
               Cost $325,423, $230,569,
               $375,535 respectively)                                  942,920
    300,000    10.02%, 03/22/2014
               (Acquired 01/03/2001,
               Cost $322,008) @<F7> ^<F8>                              126,000
  1,025,000    Viacom, Inc.,
               7.70%, 07/30/2010                                     1,090,405
               Waste Management, Inc.
  1,175,000    6.88%, 05/15/2009                                     1,208,106
     25,000    5.00%, 03/15/2014                                        23,352
    160,000    Weyerhaeuser Company
               Notes, 5.95%, 11/01/2008                                160,127
    500,000    Willamette Industries, Inc.
               Notes, 6.60%, 06/05/2012                                510,684
    325,000    Yosemite Securities Trust I,
               8.25%, 11/15/2004
               (Acquired 04/26/2001,
               Cost $340,415)*<F9> @<F7> ^<F8>                         200,688
                                                                  ------------
                                                                    42,927,794
                                                                  ------------
UTILITIES - 6.1%
    375,000    Baltimore Gas & Electric
               Company Notes,
               5.25%, 12/15/2006                                       374,062
  1,650,000    Cilcorp Inc. Senior Notes,
               8.70%, 10/15/2009                                     1,778,860
  1,000,000    Dominion Resources
               Inc., Series C,
               5.15%, 07/15/2015                                       919,209
  1,400,000    Duke Capital LLC Notes,
               5.67%, 08/15/2014                                     1,353,309
    600,000    Energy Transfer Partners,
               5.65%, 08/01/2012                                       579,032
    300,000    Exelon Corporation Senior
               Notes, 6.75%, 05/01/2011                                310,021
  1,500,000    Kinder Morgan Finance
               5.70%, 01/05/2016                                     1,302,410
    440,660    Kiowa Power Partners
               LLC, 4.81%, 12/30/2013
               (Acquired 11/19/2004;
               Cost $440,660)*<F9>                                     419,341
    300,000    Korea Electric Power
               Corporation:
               6.75%, 08/01/2027 F<F10>                                310,307
               MidAmerican Energy
               Holdings Company
               Senior Notes,
    800,000    4.63%, 10/01/2007                                       788,847
  1,500,000    7.52%, 09/15/2008                                     1,551,232
     25,000    National Rural Utilities,
               4.38%, 10/01/2010                                        23,776
    325,000    National Rural Utilities
               Cooperative Finance
               Collateral Trust,
               3.88%, 02/15/2008                                       316,122
    100,000    Nisource Finance
               Corporation,
               7.88%, 11/15/2010                                       106,983
  1,050,000    ONEOK, Inc. Senior
               Notes, 7.13%, 04/15/2011                              1,086,851
    388,000    PPL Energy Supply, LLC
               Senior Notes,
               6.40%, 11/01/2011                                       393,002
    900,000    Progress Energy, Inc.
               Senior Notes,
               6.85%, 04/15/2012                                       932,817
    175,000    PSE&G Energy Holdings
               LLC Senior Notes,
               8.50%, 06/15/2011                                       183,750
               PSE&G Power LLC:
    275,000    7.75%, 04/15/2011                                       294,335
    425,000    5.00%, 04/01/2014                                       392,049
    841,740    RGS (I&M) Funding
               Corporation Debentures,
               9.82%, 12/07/2022                                     1,018,665
    500,000    System Energy Resources
               1st Mortgage,
               4.88%, 10/01/2007                                       492,263
    350,000    Tristate Gen & Trans Assn,
               6.04%, 01/31/2018
               (Acquired 10/14/2003;
               Cost $350,000)*<F9>                                     343,311
               Vectren Utility Holdings:
    900,000    6.63%, 12/01/2011                                       925,147
    525,000    5.25%, 08/01/2013                                       495,656
    600,000    The Williams
               Companies, Inc. Notes,
               8.13%, 03/15/2012                                       622,500
                                                                  ------------
                                                                    17,313,857
                                                                  ------------
MORTGAGE BACKED SECURITIES - 13.8%
               Bank of America
               Alternative Loan Trust:
    466,102    Series 2003-11, Class 4A1,
               4.75%, 01/25/2019                                       439,447
  1,914,625    Series 2004-2, Class 5A1,
               5.50%, 03/25/2019                                     1,888,652
  1,722,559    Series 2004-11, Class 4A1,
               5.50%, 12/25/2019                                     1,682,187
  1,227,571    Bank of America Funding
               Corporation Series 2003-3,
               Class 1A41, 5.50%,
               10/25/2033                                            1,176,731
               Citicorp Mortgage
               Securities, Inc.:
  1,627,900    Series 2004-5, Class 1A25,
               5.50%, 10/25/2014                                     1,595,838
  1,629,309    Series 2004-4, Class A5,
               5.50%, 06/25/2034                                     1,580,585
               Countrywide Alternative
               Loan Trust,
    673,033    Series 2005-5R, Class A2,
               4.75%, 12/25/2018                                       658,144
  2,019,540    Series 2005-50CB, Class
               4A1, 5.00%, 11/25/2020                                1,978,896
    100,000    Series 2004-18CB,
               5.13%, 09/25/2034                                        99,072
  1,903,486    Countrywide Home
               Loans, Inc.,
               Series 2003-18, Class A3,
               5.25%, 07/25/2033                                     1,876,385
     70,711    Federal Gold Loan
               Mortgage (FGLMC)
               Pass Thru Certificate,
               6.00%, 07/01/2028                                        69,953
               Federal Home Loan
               Mortgage Corporation
               (FHLMC):
  1,878,920    Series 3033, Class LU,
               5.50%, 03/15/2013                                     1,872,047
  1,350,000    Series 2592, Class PD,
               5.00%, 07/15/2014                                     1,332,029
  1,453,540    Series 2695, Class UA,
               5.50%, 09/15/2014                                     1,438,440
    784,962    Series R001, Class AE,
               4.38%, 04/15/2015                                       756,892
  2,241,181    Series R003, Class VA,
               5.50%, 08/15/2016                                     2,208,549
     29,489    Series 1094, Class K,
               7.00%, 06/15/2021                                        29,447
     16,048    Series 1101, Class M,
               6.95%, 07/15/2021                                        16,026
    152,070    Series 1136, Class H,
               6.00%, 09/15/2021                                       151,783
     63,460    Series 1280, Class B,
               6.00%, 04/15/2022                                        63,341
     68,307    Series 1395, Class G,
               6.00%, 10/15/2022                                        67,540
    235,396    Series 2531, Class N,
               4.00%, 07/15/2027                                       231,538
               Federal National Mortgage
               Association (FNMA):
    996,751    Series 2002-73, Class OC,
               5.00%, 04/25/2014                                       988,969
    250,000    Series 2003-4, Class PC,
               5.00%, 12/25/2014                                       247,108
  1,500,000    Series 2003-24, Class PC,
               5.00%, 11/25/2015                                     1,471,898
    400,000    Series 2002-94, Class BG,
               5.00%, 04/25/2016                                       395,557
     50,000    Series 2003-35, Class TD,
               5.00%, 12/25/2016                                        49,137
    279,462    Series 1991-137, Class H,
               7.00%, 10/25/2021                                       287,028
    226,563    Series 1992-136, Class PK,
               6.00%, 08/25/2022                                       226,871
    117,075    Series 1993-32, Class H,
               6.00%, 03/25/2023                                       115,668
    835,548    Series 2002-95, Class MD,
               5.00%, 07/25/2026                                       827,963
    818,887    Series 2002-77, Class QP,
               5.00%, 09/25/2026                                       811,368
    106,296    Series 2003-25, Class PC,
               4.50%, 02/25/2027                                       105,478
     41,101    Series 1998-66, Class C,
               6.00%, 12/25/2028                                        40,717
               Government National
               Mortgage Association
               (GNMA):
    504,869    Series 2003-111, Class VA,
               5.50%, 03/16/2013                                       500,319
    887,010    Series 2003-12, Class ON,
               4.00%, 02/16/2028                                       877,883
    604,777    Series 1999-4, Class ZB,
               6.00%, 02/20/2029                                       601,992
               J.P. Morgan Alternative
               Loan Trust:
  1,927,886    Series 2006-A1, Class
               2A1, 5.80%, 03/25/2036                                1,917,094
  2,000,000    Series 2006-S2, Class A2,
               5.81%, 05/25/2036                                     1,983,988
    714,902    Master Alternative Loans
               Trust, Series 2004-3, Class
               1A1, 5.00%, 03/25/2019                                  682,287
    739,866    Salomon Brothers
               Mortgage Securities VII,
               Series 2003-UP2, Class
               A2, 4.00%, 06/25/2033                                   697,529
               Washington Mutual,
  3,976,000    Series 2004-CB3, Class
               3A, 5.50%, 10/25/2019                                 3,893,582
    944,187    Series 2004-CB4, Class
               21A, 5.50%, 12/25/2019                                  934,362
                                                                  ------------
                                                                    38,870,320
                                                                  ------------
INTERNATIONAL (U.S. $ DOMINATED) - 2.2%
     25,000    Bayerische Landesbank,
               5.65%, 02/01/2009                                        24,948
  1,000,000    BOI Capital Funding
               No. 2, 5.57%, 02/01/2049
               (Acquired 01/20/2006,
               Cost $1,000,000)*<F9> F<F10>                            923,259
    275,000    Corp Andina
               De Fomento Notes,
               7.38%, 01/18/2011 F<F10>                                288,696
  1,000,000    Export Import Bank Korea
               5.13%, 02/14/2011 F<F10>                                969,077
               Korea Development
               Bank Notes: F<F10>
    450,000    4.25%, 11/13/2007                                       440,833
    350,000    4.63%, 09/16/2010                                       333,852
    700,000    Landesbank
               Baden-Wurttemgerg
               Subordinated Notes,
               6.35%, 04/01/2012 F<F10>                                735,395
    350,000    National Bank of Hungary
               Yankee Debentures,
               8.88%, 11/01/2013 F<F10>                                408,652
               PEMEX Project Funding
               Master Trust: F<F10>
    275,000    6.13%, 08/15/2008                                       274,450
  1,650,000    9.13%, 10/13/2010                                     1,806,750
                                                                  ------------
                                                                     6,205,912
                                                                  ------------
MUNICIPAL BONDS - 0.8%
               Tobacco Settlement
               Financing Corporation:
    275,000    Series 2001-A,Class A,
               5.92%, 06/01/2012                                       273,633
  1,262,188    Series 2001-A, Class A,
               6.36%, 05/15/2025                                     1,258,023
  1,046,000    Toll Road Inv. Part II,
               0.00%, 02/15/2011
               (Acquired 09/28/2004;
               Cost $782,046)*<F9> ^<F8>                               800,521
                                                                  ------------
                                                                     2,332,177
                                                                  ------------
U.S. GOVERNMENT AGENCY ISSUES - 20.4%
 26,075,000    Federal Home Loan
               Mortgage Corporation
               (FHLMC):
               4.13%, 07/12/2010                                    24,804,496
               Federal National Mortgage
               Association (FNMA):
 20,235,000    7.25%, 01/15/2010                                    21,383,538
  1,000,000    6.63%, 11/15/2010                                     1,043,945
 10,000,000    6.00%, 05/15/2011                                    10,215,530
                                                                  ------------
                                                                    57,447,509
                                                                  ------------
U.S. TREASURY OBLIGATIONS - 9.2%
               U.S. Treasury Bonds:
 11,525,000    9.25%, 02/15/2016                                    15,043,271
  8,175,000    9.13%, 05/15/2018                                    10,947,478
                                                                  ------------
                                                                    25,990,749
                                                                  ------------
               Total Long-Term
               Investments
               (Cost $274,278,979)                                 266,581,246
                                                                  ------------
COLLATERAL POOL INVESTMENT
FOR SECURITIES ON LOAN -  27.1%
(Cost $76,349,498)
(Please Refer to Note 6)                                            76,349,498
                                                                  ------------

SHORT-TERM INVESTMENTS - 2.3%

MONEY MARKET FUNDS - 2.3%
  6,505,185    Short-Term Investment
               Company Liquid Assets
               Portfolio - AIM Fund                                  6,505,185
                                                                  ------------
               Total Short-Term
               Investments
               (Cost $6,505,185)                                     6,505,185
                                                                  ------------
               Total Investments
               (Cost $357,133,662) -
               123.9%                                              349,435,929
                                                                  ------------
               Liabilities in Excess of
               Other Assets - (23.9)%                              (67,343,262)
                                                                  ------------
               TOTAL NET
               ASSETS - 100.0%                                    $282,092,667
                                                                  ------------
                                                                  ------------

  @<F7>   Security in Default
  ^<F8>   Non-Income Producing Security
  *<F9>   Unregistered Security
 F<F10>   Foreign Security

                     See notes to the financial statements

BAIRD AGGREGATE BOND FUND
JUNE 30, 2006

The Baird Aggregate Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

PORTFOLIO CHARACTERISTICS

QUALITY DISTRIBUTION*<F11>
--------------------------
U.S. Treasury                         9%
U.S. Gov't Agency                    30%
AAA                                  26%
AA                                    3%
A                                    12%
BBB                                  17%
Below BBB                             2%
Not Rated                             1%

SECTOR WEIGHTINGS*<F11>
-----------------------
Asset-Backed                         10%
Commercial Mortgage-Backed            3%
Financials                           13%
Industrials                          12%
Utilities                             6%
Mortgage-Backed                      34%
International                         1%
Municipal                             1%
U.S. Gov't Agency                     8%
U.S. Treasuries                       9%
Cash                                  3%

NET ASSETS:                                     $236,178,329
SEC 30-DAY YIELD:**<F12>
Institutional Class:                                   5.46%
Investor Class:                                        5.20%
AVERAGE EFFECTIVE DURATION:                       4.80 years
AVERAGE EFFECTIVE MATURITY:                       7.28 years

ANNUALIZED EXPENSE RATIO:
Institutional Class:                                   0.30%
Investor Class:                                        0.55%***<F13>
PORTFOLIO TURNOVER RATIO:****<F14>                     23.2%
TOTAL NUMBER OF HOLDINGS:                                296

    *<F11> Percentages shown are based on the Fund's total net assets. **<F12> SEC yields are based on SEC guidelines and are calculated for the
            30 days ended June 30, 2006.
  ***<F13>  Includes 0.25% 12b-1 fee.
 ****<F14>  Not annualized.

BAIRD AGGREGATE BOND FUND

AVERAGE ANNUAL TOTAL RETURNS

                                                                    SINCE
For the Periods Ended June 30, 2006    ONE YEAR   FIVE YEARS  INCEPTION(1)<F15>
-----------------------------------    --------   ----------  -----------------
Baird Aggregate Bond Fund -
  Institutional Class Shares            -0.52%      5.44%           6.48%
Baird Aggregate Bond Fund -
  Investor Class Shares                 -0.76%      5.23%           6.26%
Lehman Brothers Aggregate
  Bond Index(2)<F16>                    -0.81%      4.97%           5.71%

(1)<F15> For the period from September 29, 2000 (commencement of operations) through June 30, 2006.
(2)<F16> The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE RETURNS SHOWN IN THE TABLE ABOVE REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

FOR INFORMATION ABOUT THE PERFORMANCE OF THE FUND AS OF THE MOST RECENT MONTH-END, PLEASE CALL 1-866-44BAIRD OR VISIT WWW.BAIRDFUNDS.COM.

BAIRD AGGREGATE BOND FUND

SCHEDULE OF INVESTMENTS       JUNE 30, 2006 (UNAUDITED)

 Principal
   Amount                                                             Value
 ---------                                                            -----

LONG-TERM INVESTMENTS - 96.6%

ASSET BACKED SECURITIES - 9.8%
$    97,012    Advanta Mortgage Loan
               Trust, Series 1999-2,
               6.82%, 04/25/2014                                  $     96,651
    270,151    Banc One Home Equity
               Trust, Series 1999-2,
               Class A7, 7.18%,
               06/25/2029                                              269,824
  2,000,000    Bayview Financial
               Acquisition Trust,
               Series 2006-A, Class 1A2,
               5.48%, 02/28/2041                                     1,974,805
     50,839    Citifinancial Mortgage
               Securities, Inc.,
               Series 2003-2, Class AF3,
               3.04%, 05/25/2033                                        49,333
               Contimortgage Home
               Equity Trust:
    127,234    Series 1999-1, Class A7,
               6.47%, 12/25/2013                                       126,967
      9,755    Series 1997-2, Class A9,
               7.09%, 04/15/2028                                         9,670
    101,890    Series 1999-3, Class A8,
               5.88%, 05/25/2029                                       102,142
               Countrywide Asset-Backed
               Certificates:
  2,000,000    Series 2005-17, Class
               1AF2, 5.36%, 03/25/2030                               1,977,993
  1,715,431    Series 2004-12, Class AF3,
               4.02%, 12/25/2030                                     1,695,743
  1,500,000    Series 2004-15, Class AF6,
               4.61%, 04/25/2035                                     1,440,479
  1,300,000    Series 2005-1, Class AF6,
               5.03%, 06/25/2035                                     1,252,630
  1,500,000    Series 2005-10, Class AF2,
               4.49%, 02/25/2036                                     1,473,308
               Credit Based Asset
               Servicing and Securities:
  1,000,000    Series 2005-CB1, Class
               AF4, 4.62%, 01/25/2035                                  986,541
  2,000,000    Series 2005-CB8, Class
               AF2, 5.30%, 12/25/2035                                1,977,665
    875,000    Daimler Chrysler Master
               Owner Trust,
               Series 2004-A, Class A,
               2.84%, 01/15/2009                                       875,156
     69,473    Equivantage Home
               Equity Loan Trust,
               Series 1996-3, Class A3,
               7.70%, 09/25/2027                                        69,237
               GE Capital Mortgage
               Services, Inc.:
      7,958    Series 1997-H3, Class A6,
               6.72%, 10/25/2027                                         7,931
     19,089    Series 1997-HE4, Class
               A7, 6.74%, 12/25/2027                                    19,024
    173,042    Series 1999-HE1, Class
               A7, 6.27%, 04/25/2029                                   172,838
    400,000    GMAC Mortgage
               Corporation Loan Trust,
               Series 2004-GH1, Class
               A2, 4.39%, 12/25/2025                                   394,954
               Green Tree Financial
               Corporation:
    281,653    Series 1993-3, Class A7,
               6.40%, 10/15/2018                                       282,873
    236,070    Series 1993-4, Class A5,
               7.05%, 01/15/2019                                       236,829
      8,754    Series 1995-4, Class A5,
               6.95%, 06/15/2025                                         8,798
      5,964    Series 1997-1, Class A5,
               6.86%, 03/15/2028                                         6,011
    243,420    Series 1997-6, Class A8,
               7.07%, 01/15/2029                                       246,580
  1,057,369    Series 1998-4, Class A5,
               6.18%, 04/01/2030                                     1,010,959
    371,429    Household Automobile
               Trust, Series 2003-1,
               2.22%, 11/17/2009                                       364,413
     34,485    IMC Home Equity Loan
               Trust, Series 1997-5, Class
               A10, 6.88%, 11/20/2028                                   34,392
    313,822    New Century Home
               Equity Loan Trust,
               Series 2003-5, Class AI3,
               3.56%, 11/25/2033                                       312,378
    146,064    Oakwood Mortgage
               Investors, Inc.,
               Series 1999-B, Class A3,
               6.45%, 11/15/2017                                       125,748
               RAAC Series:
    582,342    Series 2004-SP1, Class
               AI2, 4.38%, 01/25/2022                                  574,760
  1,000,000    Series 2004-SP1, Class
               AI4, 5.29%, 08/25/2027                                  965,201
               Residential Asset Mortgage
               Products, Inc.:
     50,426    Series 2004-RS3, Class
               AI2, 3.05%, 06/25/2029                                   50,177
  1,630,000    Series 2003-RS7, Class
               AI6, 5.34%, 08/25/2033                                1,593,294
  1,000,000    Series 2005-RS1, Class
               AI6, 4.71%, 11/25/2034                                  936,072
               Residential Asset
               Securities Corporation:
    620,934    Series 2004-KS7, Class
               AI2, 3.51%, 05/25/2024                                  617,530
    620,886    Series 2004-KS2, Class
               AI3, 3.02%, 05/25/2029                                  615,051
    249,246    Series 2003-KS5, Class
               AI6, 3.62%, 07/25/2033                                  233,823
      4,182    Salomon Brothers
               Mortgage Securities VII,
               Series 1997-LB6, Class
               A6, 6.82%, 12/25/2027                                     4,163
                                                                  ------------
                                                                    23,191,943
                                                                  ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.1%
  1,400,000    First Union National Bank
               Commercial Mortgage
               Securities Inc.,
               Series 2001-C4, Class A2,
               6.22%, 12/12/2033                                     1,429,189
  1,200,000    GE Capital Commercial
               Mortgage Corporation,
               Series 2002-3A, Class AR,
               4.00%, 12/10/2037                                     1,154,282
  2,500,000    GMAC Commercial
               Mortgage Securities, Inc.,
               Series 2003-C1, Class A2,
               4.08%, 05/10/2036                                     2,262,611
    800,000    Government National
               Mortgage Association
               (GNMA):
               Series 2004-78, Class C,
               4.66%, 04/16/2029                                       750,546
  1,800,000    Wachovia Bank
               Commercial Mortgage
               Trust, Series 2003-C3,
               Class A2, 4.87%,
               02/15/2035                                            1,708,533
                                                                  ------------
                                                                     7,305,161
                                                                  ------------
FINANCIAL - 15.3%
    600,000    American General
               Finance Corporation
               Senior Notes,
               8.45%, 10/15/2009                                       645,225
    200,000    AmSouth Bancorporation
               Subordinated Debentures,
               6.75%, 11/01/2025                                       207,246
    275,000    AMVESCAP PLC Notes,
               5.38%, 02/27/2013 F<F20>                                263,069
    447,000    Associates Corporation
               North America
               Subordinated Debentures,
               8.15%, 08/01/2009                                       477,400
    300,000    BAC Capital Trust VI,
               5.63%, 03/08/2035                                       257,086
  1,015,000    Bank of America
               Corporation
               Subordinated Notes,
               10.20%, 07/15/2015                                    1,303,066
    400,000    Bank of Oklahoma
               Subordinated Notes,
               7.13%, 08/15/2007                                       405,234
    909,000    Bank One Corporation
               Subordinated Notes,
               10.00%, 08/15/2010                                    1,037,740
    330,000    Bankers Trust Corporation
               Subordinated Notes,
               7.25%, 10/15/2011                                       352,760
    325,000    CIT Group Co.
               of Canada,
               5.20%, 06/01/2015 F<F20>                                304,396
    300,000    CIT Group, Inc.
               Senior Notes,
               7.75%, 04/02/2012                                       325,210
    500,000    CIT Group, Inc. Bonds,
               5.40%, 01/30/2016                                       470,990
    590,000    Citigroup, Inc.
               Subordinated Notes,
               5.00%, 09/15/2014                                       552,221
  1,181,000    Compass Bank
               Subordinated Notes,
               8.10%, 08/15/2009                                     1,265,335
               Countrywide Home
               Loans, Inc.:
    175,000    5.63%, 07/15/2009                                       174,122
    850,000    4.00%, 03/22/2011                                       782,021
    375,000    Credit Suisse First
               Boston USA, Inc. Notes,
               6.13%, 11/15/2011                                       380,015
  1,070,000    Dime Capital Trust,
               9.33%, 05/06/2027                                     1,145,139
    225,000    Dresdner Bank-New York
               Subordinated Debentures,
               7.25%, 09/15/2015                                       244,144
  1,135,000    First Empire Capital Trust
               I, 8.23%, 02/01/2027                                  1,191,868
    625,000    First Empire Capital Trust
               II, 8.28%, 06/01/2027                                   660,050
    670,955    First National Bank
               of Chicago Pass
               Thru Certificates,
               8.08%, 01/05/2018                                       741,875
  1,025,000    First National Bank of
               Omaha Subordinated
               Notes, 7.32%,
               12/01/2010                                            1,022,239
    460,000    First Union Capital,
               7.94%, 01/15/2027                                       482,130
    250,000    FMR Corporation Notes,
               4.75%, 03/01/2013
               (Acquired 02/26/2003,
               Cost $250,768)*<F19>                                    236,586
    875,000    Glencore Funding LLC,
               6.00%, 04/15/2014
               (Acquired 03/31/2004,
               02/02/2005 and
               10/31/2005; Cost
               $496,425, $122,281 and
               $231,168 respectively)*<F19>                            799,124
    850,000    Goldman Sachs Capital I,
               6.35%, 02/15/2034                                       792,424
    150,000    The Goldman Sachs
               Group, Inc. Notes,
               6.60%, 01/15/2012                                       154,809
  1,000,000    Great West Life &
               Annuity Insurance,
               7.15%, 05/16/2046
               (Acquired 05/16/2006,
               Cost $1,000,000)*<F19>                                  976,732
    500,000    Health Care Service
               Corporation Notes,
               7.75%, 06/15/2011
               (Acquired 06/20/2001
               and 01/26/2005;
               Cost $150,908 and
               $345,000 respectively)*<F19>                            537,798
    275,000    Highmark, Inc. Notes,
               6.80%, 08/15/2013
               (Acquired 08/14/2003,
               Cost $274,373)*<F19>                                    281,827
    355,000    HSBC Bank PLC
               Subordinated Notes,
               6.95%, 03/15/2011                                       368,269
    900,000    J.P. Morgan Chase &
               Company Notes,
               5.88%, 03/15/2035                                       798,632
  1,150,000    Jefferies Group Inc.,
               6.25%, 01/15/2036                                     1,049,557
               KeyCorp Institution:
    496,000    7.83%, 12/01/2026                                       518,150
    750,000    8.25%, 12/15/2026                                       786,368
    565,000    Liberty Mutual Insurance
               Notes, 7.70%, 10/15/2097
               (Acquired 03/26/2003,
               Cost $361,510)*<F19>                                    534,822
    300,000    Marsh & McLennan
               Companies, Inc.,
               5.38%, 07/15/2014                                       279,324
    475,000    Morgan Stanley
               Subordinated Notes,
               4.75%, 04/01/2014                                       435,490
  1,100,000    Navigators Group Inc.,
               7.00%, 05/01/2016                                     1,084,477
    600,000    Phoenix Companies,
               6.68%, 02/16/2008                                       601,439
  1,000,000    PNC Financial Services,
               Series C, 8.88%,
               03/15/2027                                            1,061,694
    700,000    Republic New York
               Corporation Debentures,
               9.13%, 05/15/2021                                       865,176
    400,000    Republic New York
               Corporation Subordinated
               Notes, 9.70%, 02/01/2009                                437,986
  1,200,000    Residential Capital
               Corporation,
               6.88%, 06/30/2015                                     1,194,828
    350,000    Santander Central
               Hispano Insurances:
               7.63%, 09/14/2010 F<F20>                                374,092
    500,000    SLM Corporation Notes,
               5.63%, 08/01/2033                                       446,803
  1,000,000    St. Paul Travelers,
               6.75%, 06/20/2036                                       987,329
  1,000,000    Symetra Financial
               Corporation Senior Notes,
               6.13%, 04/01/2016
               (Acquired 03/23/2006,
               Cost $995,570)*<F19>                                    968,238
    200,000    Transamerica Capital II:
               7.65%, 12/01/2026
               (Acquired 10/21/2003,
               Cost $214,011)*<F19>                                    214,011
    275,000    UFJ Bank Ltd/New York,
               Subordinated Notes,
               7.40%, 06/15/2011                                       291,847
    225,000    UFJ Finance Aruba AEC,
               6.75%, 07/15/2013 F<F20>                                234,401
    350,000    Union Planters
               Corporation Subordinated
               Notes, 7.75%, 03/01/2011                                377,142
    280,000    Washington Mutual
               Capital I,
               8.38%, 06/01/2027                                       295,889
    200,000    Washington Mutual, Inc.
               Subordinated Notes,
               8.25%, 04/01/2010                                       214,454
  1,534,000    Westdeutsche Landesbank
               Subordinated Notes,
               4.80%, 07/15/2015                                     1,423,877
    750,000    Willis Group NA,
               5.63%, 07/15/2015                                       696,515
  1,000,000    Zurich Capital Trust I
               8.38%, 06/01/2037
               (Acquired 04/07/2006;
               Cost $1,065,910)*<F19>                                1,057,124
                                                                  ------------
                                                                    36,067,815
                                                                  ------------
INDUSTRIAL - 10.4%
    500,000    Alcan, Inc.,
               5.75%, 06/01/2035 F<F20>                                448,376
  1,000,000    Ameritech
               Capital Funding,
               6.45%, 01/15/2018                                       977,060
               AOL Time Warner, Inc.:
  1,100,000    7.63%, 04/15/2031                                     1,184,397
    175,000    7.70%, 05/01/2032                                       190,199
    875,000    AT&T Wireless Services,
               Inc. Senior Notes,
               8.75%, 03/01/2031                                     1,072,771
    441,000    Auburn Hills Trust
               Debentures,
               12.38%, 05/01/2020                                      622,468
    450,000    British Telecom PLC,
               8.88%, 12/15/2030 F<F20>                                553,053
    600,000    Bunge Ltd. Finance
               Corporation Notes:
               5.35%, 04/15/2014                                       558,903
    275,000    Caesars Entertainment
               Senior Notes,
               7.50%, 09/01/2009                                       285,510
    700,000    ConAgra Foods, Inc.
               Subordinated Notes,
               9.75%, 03/01/2021                                       864,217
               Continental Airlines, Inc.
               Pass Thru Certificates:
     37,379    6.80%, 07/02/2007                                        36,240
     48,112    6.54%, 03/15/2008                                        45,586
    135,428    8.31%, 04/02/2011                                       128,363
    483,775    6.90%, 01/02/2018                                       485,698
  1,025,000    Cox Communications Inc.,
               7.13%, 10/01/2012                                     1,060,181
  1,000,000    D.R. Horton Inc.
               Unsubordinated Notes,
               6.50%, 04/15/2016                                       961,485
    231,000    Delta Air Lines, Inc.
               Pass Thru Certificates,
               9.50%, 11/18/2008
               (Acquired 11/24/2004,
               Cost $231,000) @<F17> ^<F18> *<F19>                     231,578
    250,000    Deutsche Telekom
               International Finance BV,
               8.25%, 06/15/2030 F<F20>                                288,638
    152,977    FedEx Corporation
               Pass Thru Certificates,
               6.85%, 07/15/2020                                       159,720
    475,000    Ford Capital BV
               Debentures,
               9.50%, 06/01/2010                                       429,875
    403,000    Ford Motor Company
               Debentures,
               9.22%, 09/15/2021                                       318,370
               General Motors Acceptance
               Corporation Notes:
    100,000    7.25%, 03/02/2011                                        96,951
    150,000    6.75%, 12/01/2014                                       139,323
    175,000    Hanson Australia Funding,
               5.25%, 03/15/2013 F<F20>                                165,449
    625,000    Hutchison Whampoa
               International Limited,
               6.25%, 01/24/2014
               (Acquired 06/02/2004
               and 02/08/2005;
               Cost $333,834 and
               $298,958 respectively)*<F19> F<F20>                     622,414
    850,000    Johnson Controls Inc.,
               Senior Notes,
               6.00%, 01/15/2036                                       784,069
    650,000    Knight-Ridder, Inc.,
               5.75%, 09/01/2017                                       586,813
    400,000    Laboratory Corporation
               of America,
               5.63%, 12/15/2015                                       382,629
    100,000    Marathon Oil Corporation,
               6.00%, 07/01/2012                                       100,395
    487,500    The May Department
               Stores Companies
               Debentures,
               9.75%, 02/15/2021                                       566,846
     29,967    Northwest Airlines, Inc.
               Pass Thru Certificates,
               8.13%, 02/01/2014
               (Acquired 10/07/2000,
               Cost $28,918) @<F17>                                     25,322
    444,642    Northwest Airlines, Inc.:
               7.25%, 01/02/2012
               (Acquired 06/28/2001,
               Cost $424,412) @<F17>                                    57,803
    320,000    Pactiv Corporation,
               7.95%, 12/15/2025                                       337,992
    400,000    PCCW Capital II Ltd.,
               6.00%, 07/15/2013
               (Acquired 07/10/2003,
               Cost $398,132)*<F19> F<F20>                             379,382
    745,000    Plum Creek Timberlands,
               5.88%, 11/15/2015                                       711,659
               Qwest Capital
               Funding, Inc.:
    300,000    7.00%, 08/03/2009                                       294,750
    200,000    7.25%, 02/15/2011                                       194,500
    250,000    Sealed Air Corporation
               Senior Notes,
               5.38%, 04/15/2008
               (Acquired 04/09/2003,
               Cost $248,650)*<F19>                                    247,874
               Sprint Capital
               Corporation:
    125,000    7.63%, 01/30/2011                                       133,053
    200,000    8.75%, 03/15/2032                                       241,180
    680,000    TCI Communications,
               Inc. Debentures:
               7.88%, 08/01/2013                                       732,534
  1,000,000    Telecom Italia Capital,
               4.95%, 09/30/2014 F<F20>                                895,257
  1,000,000    Teva Pharmaceutical
               Finance LLC
               5.55%, 02/01/2016                                       937,844
               Tyco International
               Group S.A.: F<F20>
    175,000    6.38%, 10/15/2011                                       178,566
    300,000    6.00%, 11/15/2013                                       297,209
               United AirLines, Inc.
               Pass Thru Certificates:
    269,803    7.76%, 10/01/2005
               (Acquired 09/28/2004,
               Cost $22,658) @<F17> ^<F18>                             222,266
  1,037,212    6.20%, 09/01/2008                                     1,037,212
    233,964    U.S. Airways Pass Thru
               Certificate, Series 1998-1,
               6.85%, 07/30/2019                                       236,889
  1,000,000    Univision
               Communication, Inc.,
               3.50%, 10/15/2007                                       966,478
    350,000    Vale Overseas Limited,
               8.25%, 01/17/2034 F<F20>                                377,563
    675,000    Viacom, Inc.,
               7.70%, 07/30/2010                                       718,072
  1,000,000    Wal-Mart Stores:
               5.25%, 09/01/2035                                       872,528
    175,000    Waste Management
               Inc. Notes,
               7.00%, 10/15/2006                                       175,597
                                                                  ------------
                                                                    24,619,107
                                                                  ------------
UTILITIES - 6.5%
    475,000    Beaver Valley Funding
               Corporation Debentures,
               9.00%, 06/01/2017                                       528,095
  1,000,000    Commonwealth
               Edison Notes,
               7.63%, 01/15/2007                                     1,008,337
    500,000    Dominion Resources Inc.,
               7.20%, 09/15/2014                                       525,328
  1,000,000    Duke Capital LLC Notes,
               5.67%, 08/15/2014                                       966,649
    750,000    Energy Transfer Partners,
               5.65%, 08/01/2012                                       723,791
    300,000    Exelon Corporation
               Senior Notes,
               6.75%, 05/01/2011                                       310,022
  1,200,000    GTE Corporation,
               6.84%, 04/15/2018                                     1,221,291
    600,000    Kinder Morgan Energy
               Partners Senior Notes,
               6.30%, 02/01/2009                                       602,681
    900,000    Kinder Morgan Finance
               5.70%, 01/05/2016                                       781,446
    271,567    Kiowa Power Partners
               LLC, 4.81%, 12/30/2013
               (Acquired 11/19/2004;
               Cost $271,567)*<F19>                                    258,428
               Korea Electric Power
               Corporation: F<F20>
    100,000    7.75%, 04/01/2013                                       109,168
  1,165,000    6.75%, 08/01/2027                                     1,205,024
    750,000    MidAmerican Energy
               Holdings Company
               Senior Notes,
               7.63%, 10/15/2007                                       766,045
    425,000    ONEOK, Inc.
               Senior Notes,
               7.13%, 04/15/2011                                       439,916
    850,000    Pacific Gas & Electric
               Company 1st Mortgage,
               6.05%, 03/01/2034                                       802,243
    300,000    PPL Energy Supply,
               LLC Senior Notes,
               6.40%, 11/01/2011                                       303,868
    175,000    PSE&G Energy Holdings
               LLC Senior Notes,
               8.50%, 06/15/2011                                       183,750
    250,000    PSE&G Power LLC:
    350,000    7.75%, 04/15/2011                                       267,577
               5.00%, 04/01/2014                                       322,864
    544,655    RGS (I&M) Funding
               Corporation Debentures,
               9.82%, 12/07/2022                                       659,136
  1,063,616    System Energy Resources,
               5.13%, 01/15/2014
               (Acquired 06/27/2006,
               Cost $1,012,700)*<F19>                                1,023,145
  1,000,000    System Energy Resources
               1st Mortgage,
               4.88%, 10/01/2007                                       984,526
    200,000    Tristate Gen & Trans
               Assn, Series 2003,
               6.04%, 01/31/2018
               (Acquired 10/14/2003;
               Cost $200,000)*<F19>                                    196,178
    500,000    Vectren Utility Holdings,
               6.63%, 12/01/2011                                       513,971
    550,000    The Williams
               Companies, Inc. Notes,
               8.13%, 03/15/2012                                       570,625
                                                                  ------------
                                                                    15,274,104
                                                                  ------------
MORTGAGE BACKED SECURITIES - 33.6%
               Bank of America
               Alternative Loan Trust:
    780,653    Series 2003-4, Class 2A1,
               5.00%, 06/25/2018                                       758,114
  1,075,619    Series 2003-11, Class 4A1,
               4.75%, 01/25/2019                                     1,014,108
    655,542    Series 2004-6, Class 4A1,
               5.00%, 07/25/2019                                       631,096
    748,939    Series 2004-11, Class 4A1,
               5.50%, 12/25/2019                                       731,386
  1,363,419    Series 2005-2, Class 4A1,
               5.50%, 03/25/2020                                     1,343,764
  1,481,871    Series 2005-2, Class 1CB2,
               5.50%, 03/25/2035                                     1,458,472
  1,578,751    Series 2005-9, Class 1CB3,
               5.50%, 10/25/2035                                     1,554,041
    944,219    Series 2005-11, Class
               1CB4, 5.50%, 12/25/2035                                 928,930
  2,000,000    Series 2006-5, Class CB7,
               6.00%, 06/25/2036                                     1,983,125
  1,235,226    Chase Mortgage
               Finance Corporation,
               Series 2003-S13, Class A11,
               5.50%, 11/25/2033                                     1,210,317
    849,898    Citicorp Mortgage
               Securities, Inc.,
               Series 2004-3, Class A2,
               5.25%, 05/25/2034                                       825,005
  1,500,000    Countrywide Alternative
               Loan Trust,
               Series 2005-10CB,
               Class 1A6, 5.50%,
               05/25/2035                                            1,457,250
  1,081,454    Countrywide Home
               Loans, Inc.,
               Series 2003-39, Class A5,
               5.00%, 05/25/2012                                     1,055,921
  1,727,565    CS First Boston
               Mortgage Securities Corp.,
               Series 2004-4, Class 2A5,
               5.50%, 06/25/2015                                     1,700,104
  1,582,871    Federal Gold Loan
               Mortgage Corporation
               (FGLMC):
               6.50%, 06/01/2029                                     1,600,185
               Federal Home Loan
               Mortgage Corporation
               (FHLMC):
    348,000    6.50%, 07/01/2014                                       351,984
    269,248    6.00%, 05/01/2017                                       269,751
    994,822    5.50%, 11/01/2022                                       968,382
    872,569    5.50%, 07/01/2023                                       849,565
    933,340    Series 3124, Class VP,
               6.00%, 06/15/2014                                       938,680
    585,454    Series 2695, Class UA,
               5.50%, 09/15/2014                                       579,372
    784,962    Series R001, Class AE,
               4.38%, 04/15/2015                                       756,892
    967,065    Series 2539, Class QB,
               5.00%, 09/15/2015                                       956,143
    831,211    Series 2857, Class VA,
               5.00%, 09/15/2015                                       808,376
  1,970,054    Series R007, Class AC,
               5.88%, 05/15/2016                                     1,963,446
  1,907,388    Series R003, Class VA,
               5.50%, 08/15/2016                                     1,879,616
  1,944,129    Series 3097, Class MC,
               6.00%, 11/15/2016                                     1,949,191
    166,440    Series 2533, Class PC,
               5.00%, 10/15/2017                                       165,710
    309,697    Series 206, Class E,
               0.00%, 07/15/2019 ^<F18>                                305,787
    170,274    Series 141, Class D,
               5.00%, 05/15/2021                                       169,167
    126,807    Series 1074, Class I,
               6.75%, 05/15/2021                                       126,568
    188,174    Series 1081, Class K,
               7.00%, 05/15/2021                                       187,923
     68,463    Series 1101, Class M,
               6.95%, 07/15/2021                                        68,368
    137,552    Series 163, Class F,
               7.83%, 07/15/2021                                       136,860
    269,032    Series 188, Class H,
               7.00%, 09/15/2021                                       267,504
    135,464    Series 1286, Class A,
               6.00%, 05/15/2022                                       135,209
    105,928    Series 2531, Class N,
               4.00%, 07/15/2027                                       104,192
     97,862    Series 2141, Class N,
               5.55%, 11/15/2027                                        97,478
  1,075,000    Series 2664, Class LG,
               5.50%, 07/15/2028                                     1,060,986
               Federal National Mortgage
               Association (FNMA):
  1,751,128    5.50%, 07/01/2015                                     1,724,362
    631,465    5.50%, 12/01/2016                                       620,907
    569,858    5.00%, 10/01/2017                                       550,085
    637,148    5.00%, 11/01/2017                                       615,041
    989,241    5.00%, 12/01/2017                                       954,917
  2,944,762    5.00%, 02/01/2018                                     2,842,585
    539,591    5.00%, 06/01/2018                                       520,930
    710,389    5.00%, 10/01/2018                                       685,707
  1,020,414    5.50%, 01/01/2023                                       993,567
    935,374    5.50%, 07/01/2023                                       910,672
    171,984    5.00%, 10/01/2023                                       163,527
    290,425    5.50%, 01/01/2032                                       280,235
    847,040    6.00%, 03/01/2033                                       836,834
    975,886    5.50%, 07/01/2033                                       941,437
    621,962    5.00%, 11/01/2033                                       584,210
  2,206,226    5.50%, 11/01/2033                                     2,128,347
  1,190,230    6.00%, 11/01/2034                                     1,173,837
  2,510,444    5.50%, 02/01/2035                                     2,417,689
    947,312    5.50%, 03/01/2035                                       910,530
  2,441,016    5.00%, 11/01/2035                                     2,283,265
    996,751    Series 2002-73, Class OC,
               5.00%, 04/25/2014                                       988,969
  1,175,000    Series 2002-82, Class XC,
               5.00%, 05/25/2014                                     1,163,843
    525,000    Series 2003-4, Class PC,
               5.00%, 12/25/2014                                       518,928
    106,617    Series 2002-70, Class PL,
               5.00%, 04/25/2015                                       106,177
  1,000,000    Series 2003-27, Class OJ,
               5.00%, 07/25/2015                                       981,323
  1,150,000    Series 2002-94, Class MC,
               5.00%, 08/25/2015                                     1,130,726
    500,000    Series 2003-24, Class PC,
               5.00%, 11/25/2015                                       490,633
  2,200,000    Series 2002-74, Class TD,
               5.00%, 12/25/2015                                     2,153,596
  1,000,000    Series 2003-18, Class GB,
               5.00%, 03/25/2016                                       986,703
    128,004    Series 2002-56, Class MC,
               5.50%, 09/25/2017                                       126,989
     74,695    Series 1989-37, Class G,
               8.00%, 07/25/2019                                        78,830
    123,697    Series 1989-94, Class G,
               7.50%, 12/25/2019                                       128,686
     29,967    Series 1990-58, Class J,
               7.00%, 05/25/2020                                        30,792
    128,984    Series 1990-105, Class J,
               6.50%, 09/25/2020                                       131,080
     49,768    Series 1990-108, Class G,
               7.00%, 09/25/2020                                        50,345
     48,136    Series 1991-1, Class G,
               7.00%, 01/25/2021                                        49,487
    119,659    Series 1991-86, Class Z,
               6.50%, 07/25/2021                                       119,810
    416,754    Series 2003-28, Class KA,
               4.25%, 03/25/2022                                       397,530
     48,725    Series G92-30, Class Z,
               7.00%, 06/25/2022                                        49,778
     82,214    Series 1992-150, Class MA,
               5.50%, 09/25/2022                                        81,332
    140,575    Series 1993-58, Class H,
               5.50%, 04/25/2023                                       138,816
  1,125,000    Series 2003-17, Class QR,
               4.50%, 11/25/2025                                     1,107,959
  1,089,573    Series 2003-31, Class KG,
               4.50%, 12/25/2028                                     1,072,352
    170,570    Series 1998-66, Class C,
               6.00%, 12/25/2028                                       168,975
    132,347    Series 2003-44, Class AB,
               3.75%, 05/25/2033                                       121,184
  1,714,674    First Horizon Alternative
               Mortgage Securities,
               Series 2005-FA7, Class 2A1,
               5.00%, 09/25/2020                                     1,680,451
               Government National
               Mortgage Association
               (GNMA):
     87,158    6.00%, 12/20/2028                                        86,504
    710,360    6.00%, 11/20/2033                                       703,838
     14,357    Series 2003-1, Class QK,
               4.00%, 02/16/2026                                        14,317
      9,096    Series 2001-61, Class EA,
               6.00%, 09/16/2028                                         9,078
    134,091    Impac CMB Trust,
               Series 2004-4, Class 2A2,
               5.25%, 09/25/2034                                       128,663
  1,927,886    J.P. Morgan Alternative
               Loan Trust,
               Series 2006-A1, Class 2A1,
               5.80%, 03/25/2036                                     1,917,094
  1,246,846    Master Alternative Loans
               Trust, Series 2003-5,
               Class 6A1, 6.00%,
               08/25/2033                                            1,228,924
  1,031,168    Residential Accredit
               Loans, Inc.,
               Series 2004-QS6, Class A1,
               5.00%, 05/25/2019                                     1,000,154
    800,000    Residential Funding
               Mortgage Security I,
               Series 2003-S11, Class A2,
               4.00%, 06/25/2018                                       726,975
    561,065    Salomon Brothers
               Mortgage Securities VII,
               Series 2003-UP2, Class A2,
               4.00%, 06/25/2033                                       528,960
               Structured Asset
               Securities Corporation:
  1,230,140    Series 2004-11XS, Class
               1A3A, 4.76%, 06/25/2034                               1,218,134
     56,304    Series 2004-16XS, Class
               A2, 4.91%, 08/25/2034                                    55,961
               Washington Mutual, Inc.
               Pass-Thru Certificates,
  1,096,663    Series 2004-CB1,
               5.00%, 06/25/2019                                     1,045,600
  1,251,048    Series 2004-CB4, Class
               21A, 5.50%, 12/25/2019                                1,238,030
                                                                  ------------
                                                                    79,445,178
                                                                  ------------
INTERNATIONAL (U.S. $ DOMINATED) - 0.8%
     50,000    Corp Andina
               De Fomento Notes,
               7.38%, 01/18/2011 F<F20>                                 52,490
    175,000    Landesbank
               Baden-Wurttemgerg
               Subordinated Notes,
               6.35%, 04/01/2012 F<F20>                                183,849
    510,000    National Bank of Hungary
               Yankee Debentures,
               8.88%, 11/01/2013 F<F20>                                595,464
               PEMEX Project Funding
               Master Trust: F<F20>
     75,000    6.13%, 08/15/2008                                        74,850
    450,000    9.13%, 10/13/2010                                       492,750
               United Mexican States
               Notes: F<F20>
    150,000    9.88%, 02/01/2010                                       168,750
    400,000    7.50%, 04/08/2033                                       425,000
                                                                  ------------
                                                                     1,993,153
                                                                  ------------
MUNICIPAL BONDS - 0.8%
  1,000,000    Cuyahoga County Ohio
               Industrial Development
               Revenue,
               9.13%, 10/01/2023                                     1,160,670
               Tobacco Settlement
               Financing Corporation:
    140,000    Series 2001-A, Class A,
               5.92%, 06/01/2012                                       139,304
    584,672    Series 2001-A, Class A,
               6.36%, 05/15/2025                                       582,742
                                                                  ------------
                                                                     1,882,716
                                                                  ------------
U.S. GOVERNMENT AGENCY ISSUES - 7.7%
               Federal National Mortgage
               Association (FNMA):
  8,700,000    7.25%, 01/15/2010                                     9,193,812
  6,300,000    6.63%, 11/15/2010                                     6,576,853
  2,634,474    5.50%, 09/01/2034                                     2,537,137
                                                                  ------------
                                                                    18,307,802
                                                                  ------------
U.S. TREASURY OBLIGATIONS - 8.6%
 18,325,000    U.S. Treasury Bonds
               6.25%, 08/15/2023                                    20,210,477
                                                                  ------------
               Total Long-Term
               Investments
               (Cost $235,182,458)                                 228,297,456
                                                                  ------------
COLLATERAL POOL INVESTMENT
FOR SECURITIES ON LOAN -  16.8%
(Cost $39,582,381)
(Please Refer to Note 6)                                            39,582,381
                                                                  ------------

SHORT-TERM INVESTMENTS - 4.3%

MONEY MARKET FUNDS - 4.3%
$10,115,168    Short-Term Investment
               Company Liquid Assets
               Portfolio - AIM Fund                                 10,115,168
                                                                  ------------
               Total Short-Term
               Investments
               (Cost $10,115,168)                                   10,115,168
                                                                  ------------
               Total Investments
               (Cost $284,880,007) -
               117.7%                                              277,995,005
                                                                  ------------
               Liabilities in Excess of
               Other Assets - (17.7)%                              (41,816,676)
                                                                  ------------
               TOTAL NET
               ASSETS - 100.0%                                    $236,178,329
                                                                  ------------
                                                                  ------------

@<F17>  Security in Default
^<F18>  Non Income Producing
*<F19>  Unregistered Security
F<F20>  Foreign Security

                     See notes to the financial statements

BAIRD INTERMEDIATE MUNICIPAL BOND FUND
JUNE 30, 2006

The Baird Intermediate Municipal Bond Fund seeks current income that is substantially exempt from federal income tax. A secondary objective is to provide total return with relatively low volatility of principal.

PORTFOLIO CHARACTERISTICS

QUALITY DISTRIBUTION*<F21>
--------------------------
AAA                                  94%
AA                                    5%
BBB                                   1%

SECTOR WEIGHTINGS*<F21>
-----------------------
Pre-refunded ETM                     58%
Insured                              32%
General Obligation                    3%
Cash                                  6%
Revenue                               1%

NET ASSETS:                                      $75,164,019
SEC 30-DAY YIELD:**<F22>
Institutional Class:                                   3.95%
Investor Class:                                        3.71%
AVERAGE EFFECTIVE DURATION:                       4.74 years
AVERAGE EFFECTIVE MATURITY:                       6.37 years

ANNUALIZED EXPENSE RATIO:
Institutional Class:                                   0.30%
Investor Class:                                        0.55%***<F23>
PORTFOLIO TURNOVER RATIO:****<F24>                     4.97%
TOTAL NUMBER OF HOLDINGS:                                 66

    *<F21> Percentages shown are based on the Fund's total net assets. **<F22> SEC yields are based on SEC guidelines and are calculated for the
            30 days ended June 30, 2006.
  ***<F23>  Includes 0.25% 12b-1 fee.
 ****<F24>  Not annualized.

BAIRD INTERMEDIATE MUNICIPAL BOND FUND

AVERAGE ANNUAL TOTAL RETURNS

                                                                   SINCE
For the Periods Ended June 30, 2006   ONE YEAR   FIVE YEARS  INCEPTION(1)<F25>
-----------------------------------   --------   ----------  -----------------
Baird Intermediate Municipal Bond
  Fund - Institutional Class Shares    -0.17%      4.40%           4.61%
Baird Intermediate Municipal Bond
  Fund - Investor Class Shares         -0.33%      4.15%           4.37%
Lehman Brothers 7-Year General
  Obligation Bond Index(2)<F26>         0.25%      4.50%           4.41%
Lehman Brothers 10-Year General
  Obligation Bond Index(3)<F27>        -0.06%      4.96%           4.77%

(1)<F25> For the period from March 30, 2001 (commencement of operations) through June 30, 2006.
(2)<F26> The Lehman Brothers 7-Year General Obligation Bond Index is an unmanaged, market value weighted index comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million, have a minimum amount outstanding of at least $5 million, have been issued within the last five years and have a maturity of six to eight years. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible. The Lehman Brothers 7-Year General Obligation Bond Index has been selected to replace the Lehman Brothers 10-Year General Obligation Bond Index as the Fund's benchmark beginning in 2006 because the average maturity of the bonds owned by the Fund are closer to the maturity of the bonds in the Lehman Brothers 7-Year General Obligation Bond Index (6-8 years) than the maturity of the bonds in the Lehman Brothers 10-Year General Obligation Bond Index (8-12 years).
(3)<F27> The Lehman Brothers 10-Year General Obligation Bond Index is an unmanaged, market value weighted index of bond prices compiled by Lehman Brothers. The index is comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million, have a minimum amount outstanding of at least $5 million, have been issued within the last five years, and have a maturity of eight to twelve years. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE RETURNS SHOWN IN THE TABLE ABOVE REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

FOR INFORMATION ABOUT THE PERFORMANCE OF THE FUND AS OF THE MOST RECENT MONTH-END, PLEASE CALL 1-866-44BAIRD OR VISIT WWW.BAIRDFUNDS.COM

BAIRD INTERMEDIATE MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS       JUNE 30, 2006 (UNAUDITED)

 Principal
  Amount                                                              Value
 ---------                                                            -----

MUNICIPAL BONDS - 93.0%

ALABAMA - 0.6%
 $  460,000    Mobile Alabama, 6.20%,
               02/15/2007 (ETM)                                    $   465,805
                                                                   -----------
ARIZONA - 2.1%
  1,415,000    Arizona Health Facilities
               Authority Hospital
               Revenue, 6.38%,
               12/01/2037 (Pre-refunded
               to 12/01/2012)                                        1,604,667
                                                                   -----------
ARKANSAS - 0.9%
    690,000    Springdale Arkansas Sales
               & Use Tax Revenue,
               4.00%, 07/01/2016
               (MBIA Insured)                                          682,396
                                                                   -----------
CALIFORNIA - 1.3%
    500,000    Golden State Tobacco
               Securitization Corporation,
               6.25%, 06/01/2033                                       544,585
    350,000    Santa Rosa California
               Hospital Revenue, 10.30%,
               03/01/2011 (ETM)                                        406,644
                                                                   -----------
                                                                       951,229
                                                                   -----------
COLORADO - 3.5%
  2,000,000    Adams County Colorado
               Single Family Mortgage
               Revenue, 8.88%,
               08/01/2012 (Pre-refunded
               to 08/01/2012)                                        2,488,980
    110,000    Colorado Springs Colorado
               Utilities Revenue, 5.80%,
               11/15/2010 (ETM)                                        114,081
                                                                   -----------
                                                                     2,603,061
                                                                   -----------
DELAWARE - 2.2%
  1,500,000    Delaware State Economic
               Development Authority
               Revenue, 6.75%,
               01/01/2013 (ETM)                                      1,662,405
                                                                   -----------
FLORIDA - 5.2%
    300,000    Jacksonville Florida Health
               Facility Authority Hospital
               Revenue, 11.50%,
               10/01/2012 (ETM)                                        420,828
    270,000    Orange County Florida
               Health Revenue, 8.75%,
               10/01/2009 (ETM)                                        291,349
  1,000,000    Orlando Florida Utilities
               Commission Water &
               Electric Revenue, 6.75%,
               10/01/2017  (ETM)                                     1,163,810
  2,000,000    Sarasota County Florida
               Public Hospital Board
               Revenue, 3.68%,
               07/01/2037                                            2,000,000
                                                                   -----------
                                                                     3,875,987
                                                                   -----------
GEORGIA - 1.6%
  1,020,000    Fulton County Georgia
               Hospital Authority
               Revenue, 7.88%,
               10/01/2013 (ETM)                                      1,194,451
                                                                   -----------
HAWAII - 4.6%
  3,245,000    Honolulu Hawaii City
               & County, 5.25%,
               03/01/2017 (Pre-refunded
               to 03/01/2013)                                        3,467,996
                                                                   -----------
ILLINOIS - 9.4%
  1,500,000    Chicago Illinois Board of
               Education Dedicated
               Revenue, 3.65%,
               03/01/2012 (CIFG
               Insured)                                              1,500,000
  1,440,000    Chicago Illinois
               Metropolitan Water
               Reclamation District
               General Obligation,
               7.00%, 12/01/2010 (ETM)                               1,618,301
  1,000,000    Chicago Illinois General
               Obligation Project and
               Refunding, 5.00%,
               01/01/2017 (FSA Insured)                              1,050,080
  1,430,000    Cook County Illinois
               School District No. 100,
               8.10%, 12/01/2016 (ETM)                               1,881,837
  1,000,000    Lake County Community
               High School District No.
               128, 5.00%, 01/01/2013                                1,050,800
                                                                   -----------
                                                                     7,101,018
                                                                   -----------
INDIANA - 0.5%
    285,000    Indiana Toll Road
               Commission, 9.00%,
               01/01/2015 (ETM)                                        360,895
                                                                   -----------
IOWA - 2.2%
  1,010,000    Des Moines Iowa
               Metropolitan Wastewater
               Reclamation Authority,
               5.00%, 06/01/2015
               (MBIA Insured)                                        1,065,216
    530,000    Muscatine Iowa Electric
               Revenue, 6.70%,
               01/01/2013 (ETM)                                        573,561
                                                                   -----------
                                                                     1,638,777
                                                                   -----------
LOUISIANA - 5.4%
    745,000    Denham Springs-Livingston
               Housing and Mortgage
               Finance Authority, 7.20%,
               08/01/2010 (ETM)                                        833,387
  1,000,000    Houma-Terrebonne Public
               Trust Financing Authority
               Single Family Mortgage
               Revenue, 7.30%,
               04/01/2011 (ETM)                                      1,134,090
    400,000    Houma-Terrebonne
               Public Trust Financing
               Authority, 7.30%,
               04/01/2010 (ETM)                                        443,740
  1,450,000    Jefferson Parish Louisiana
               Home Mortgage
               Authority, 7.10%,
               08/01/2010 (ETM)                                      1,622,405
                                                                   -----------
                                                                     4,033,622
                                                                   -----------
MINNESOTA - 0.9%
    645,000    Western Minnesota
               Municipal Power Agency,
               6.38%, 01/01/2016 (ETM)                                 706,069
                                                                   -----------
MISSISSIPPI - 1.4%
    600,000    Mississippi Housing
               Financial Corporation,
               0.00%, 06/01/2015 (ETM)^<F28>                           402,678
    605,000    Mississippi State,
               6.20%, 02/01/2008 (ETM)                                 623,114
                                                                   -----------
                                                                     1,025,792
                                                                   -----------
NEVADA - 2.8%
  1,965,000    Reno Nevada Capital
               Improvement Revenue,
               5.50%, 06/01/2019
               (Pre-refunded to
               06/01/2012)                                           2,117,464
                                                                   -----------
NEW JERSEY - 2.8%
    400,000    New Jersey State
               Transit Trust, 5.00%,
               06/15/2017 (Pre-refunded
               to 06/15/2009)                                          411,660
  1,000,000    New Jersey State
               Transportation Trust
               Fund Authority, 6.00%,
               12/15/2017 (Pre-refunded
               12/15/2011)                                           1,099,470
    422,000    New Jersey State Turnpike
               Authority: (ETM),
    130,000    6.75%, 01/01/2009                                       425,566
               6.50%, 01/01/2016                                       148,225
                                                                   -----------
                                                                     2,084,921
                                                                   -----------
NEW YORK - 1.7%
  1,000,000    New York New York,
               5.00%, 03/01/2016
               (FGIC Insured)                                        1,045,660
    235,000    TSASC Inc. New York,
               4.75%, 06/01/2022                                       232,681
                                                                   -----------
                                                                     1,278,341
                                                                   -----------
NORTH CAROLINA - 0.4%
    225,000    North Carolina Eastern
               Municipal Power Agency
               Power Systems
               Revenue, 6.40%,
               01/01/2021 (ETM)                                        263,138
                                                                   -----------
OHIO - 0.2%
    160,000    Miamisburg Ohio Water
               Revenue, 7.00%,
               11/15/2016 (ETM)                                        181,803
                                                                   -----------
OKLAHOMA - 3.6%
  2,360,000    Tulsa County Oklahoma
               Home Financing
               Authority Single Family
               Mortgage Revenue, 6.90%,
               08/01/2011 (ETM)                                      2,676,924
                                                                   -----------
PENNSYLVANIA - 4.4%
    815,000    Philadelphia Pennsylvania
               Gas Works, 7.00%,
               05/15/2020 (ETM)                                        952,580
  1,405,000    Pittsburgh Pennsylvania
               Water & Sewer
               Authority, 7.25%,
               09/01/2014 (ETM)                                      1,568,093
  1,000,000    Wilson Pennsylvania
               Area School District,
               0.00%, 05/15/2011
               (AMBAC Insured)^<F28>                                   813,270
                                                                   -----------
                                                                     3,333,943
                                                                   -----------
SOUTH CAROLINA - 0.4%
    285,000    Greenville South
               Carolina Waterworks
               Revenue, 7.00%,
               02/01/2010 (ETM)                                        314,064
                                                                   -----------
SOUTH DAKOTA - 1.1%
    715,000    Heartland Consumers
               Power District, 7.00%,
               01/01/2016 (ETM)                                        804,926
                                                                   -----------
TENNESSEE - 3.1%
    520,000    Metropolitan Government
               Nashville & Davidson
               County Tennessee
               H&E, 6.10%,
               07/01/2010 (ETM)                                        539,380
  1,545,000    Metropolitan Government
               Nashville & Davidson
               County Tennessee Water
               & Sewer Revenue, 6.50%,
               12/01/2014 (ETM)                                      1,770,014
                                                                   -----------
                                                                     2,309,394
                                                                   -----------
TEXAS - 27.0%
  1,125,000    Barbers Hill Texas
               Independent School
               District General
               Obligation,
               5.00%, 02/15/2017
               (PSF Guaranteed)                                      1,173,701
  1,195,000    Bell County Texas General
               Obligation, 5.00%,
               02/15/2012 (FSA Insured)                              1,252,623
  1,000,000    Copperas Cove Texas
               Independent School
               District, 5.00%,
               08/15/2016
               (PSF Guaranteed)                                      1,049,180
  1,500,000    Cypress-Fairbanks Texas
               Independent School
               District, 5.00%,
               02/15/2017
               (PSF Guaranteed)                                      1,571,040
  1,920,000    Houston Texas Sewer
               System Revenue, 9.38%,
               10/01/2013 (ETM)                                      2,367,129
  1,315,000    La Porte Texas Independent
               School District,
               5.00%, 02/15/2018
               (MBIA Insured)                                        1,366,193
  1,735,000    Lufkin Texas Independent
               School District,
               5.00%, 08/15/2015
               (PSF Guaranteed)                                      1,820,952
  1,265,000    Mission Consolidation
               Independent School
               District,
               5.00%, 02/15/2019                                     1,300,572
  1,295,000    Rockwall Texas
               Independent School
               District,
               5.00%, 02/15/2015
               (PSF Guaranteed)                                      1,362,443
    775,000    Sam Rayburn Texas
               Municipal Power Agency,
               6.00%, 09/01/2010 (ETM)                                 822,438
  2,000,000    San Antonio Texas
               Independent School
               District,
               5.00%, 08/15/2017
               (PSF Guaranteed)                                      2,090,700
    575,000    Socorro Texas Independent
               School District,
               5.25%, 08/15/2012
               (PSF Guaranteed)                                        611,024
    345,000    Texas Public Building
               Authority Revenue,
               7.13%, 08/01/2011 (ETM)                                 379,676
  1,900,000    Trinity River Authority
               Texas Revenue,
               5.50%, 02/01/2021
               (MBIA Insured)                                        2,056,332
  1,000,000    University of Houston
               Texas 5.25%, 02/15/2012
               (FSA Insured)                                         1,059,620
                                                                   -----------
                                                                    20,283,623
                                                                   -----------
UTAH - 0.9%
    605,000    Salt Lake City Utah
               Hospital Revenue, 8.13%,
               05/15/2015 (ETM)                                        708,497
                                                                   -----------
WASHINGTON - 2.8%
  1,025,000    Clark County School
               District No. 037,
               5.13%, 12/01/2011                                     1,075,922
  1,000,000    Washington State
               5.00%, 09/01/2013
               (FGIC Insured)                                        1,045,130
                                                                   -----------
                                                                     2,121,052
                                                                   -----------
               Total Municipal Bonds
               (Cost $71,197,800)                                   69,852,260
                                                                   -----------

SHORT-TERM INVESTMENTS - 7.2%

VARIABLE RATE DEMAND NOTES - 7.2%
  1,883,778    First American Tax Free
               Obligations Fund                                      1,883,778
  3,543,587    Tax Free Investment
               Company Cash Reserve
               Portfolio - AIM Fund                                  3,543,587
                                                                   -----------
               Total Short-Term
               Investments
               (Cost $5,427,365)                                     5,427,365
                                                                   -----------
               Total Investments
               (Cost $76,625,165) -
               100.2%                                               75,279,625
                                                                   -----------
               Liabilities in Excess of
               Other Assets - (0.2)%                                  (115,606)
                                                                   -----------
               TOTAL NET
               ASSETS - 100.0%                                     $75,164,019
                                                                   -----------
                                                                   -----------

ETM - Escrow to maturity
^<F28>  Non-income Producing Security

                     See notes to the financial statements

BAIRD CORE PLUS BOND FUND
JUNE 30, 2006

The Baird Core Plus Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers U.S. Universal Bond Index. The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

PORTFOLIO CHARACTERISTICS

QUALITY DISTRIBUTION*<F29>
--------------------------
U.S. Treasury                        19%
U.S. Gov't Agency                    29%
AAA                                  12%
A                                     5%
BBB                                  24%
Below Baa                             8%
Not Rated                             3%

SECTOR WEIGHTINGS*<F29>
-----------------------
Asset-Backed                          8%
Financials                            8%
Industrials                          21%
Utilities                             7%
Mortgage-Backed                      28%
International                         1%
Municipal                             1%
U.S. Gov't Agency                     2%
U.S. Treasuries                      19%
Cash                                  5%

NET ASSETS:                                      $31,045,423
SEC 30-DAY YIELD:**<F30>
Institutional Class:                                   5.60%
Investor Class:                                        5.39%
AVERAGE EFFECTIVE DURATION:                       4.80 years
AVERAGE EFFECTIVE MATURITY:                       8.17 years

ANNUALIZED EXPENSE RATIO:
Institutional Class:                                   0.30%
Investor Class:                                        0.55%***<F31>
PORTFOLIO TURNOVER RATIO:****<F32>                     36.0%
TOTAL NUMBER OF HOLDINGS:                                121

    *<F29> Percentages shown are based on the Fund's total net assets. **<F30> SEC yields are based on SEC guidelines and are calculated for the
            30 days ended June 30, 2006.
  ***<F31>  Includes 0.25% 12b-1 fee.
 ****<F32>  Not annualized.

BAIRD CORE PLUS BOND FUND

AVERAGE ANNUAL TOTAL RETURNS
                                                                   SINCE
For the Periods Ended June 30, 2006   ONE YEAR   FIVE YEARS  INCEPTION(1)<F33>
-----------------------------------   --------   ----------  -----------------
Baird Core Plus Bond Fund -
  Institutional Class Shares           -0.29%      5.56%           6.50%
Baird Core Plus Bond Fund -
  Investor Class Shares                -0.43%      5.31%           6.23%
Lehman Brothers U.S.
  Universal Bond Index(2)<F34>         -0.26%      5.39%           6.01%

(1)<F33> For the period from September 29, 2000 (commencement of operations) through June 30, 2006.
(2)<F34> The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE RETURNS SHOWN IN THE TABLE ABOVE REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

FOR INFORMATION ABOUT THE PERFORMANCE OF THE FUND AS OF THE MOST RECENT MONTH-END, PLEASE CALL 1-866-44BAIRD OR VISIT WWW.BAIRDFUNDS.COM.

BAIRD CORE PLUS BOND FUND

SCHEDULE OF INVESTMENTS       JUNE 30, 2006 (UNAUDITED)

 Principal
  Amount                                                              Value
 ---------                                                            -----

LONG-TERM INVESTMENTS - 94.6%

ASSET BACKED SECURITIES - 7.5%
 $  300,000    Countrywide Asset-Backed
               Certificates, Series
               2006-10, Class 1AF3,
               5.97%, 09/25/2046                                   $   300,141
    140,000    GMAC Mortgage
               Corporation Loan Trust,
               Series 2004-HE5, Class A3,
               3.97%, 09/25/2034                                       137,769
               Green Tree Financial
               Corporation:
     47,709    Series 1997-1, Class A5,
               6.86%, 03/15/2028                                        48,091
    424,549    Series 1998-4, Class A5,
               6.18%, 04/01/2030                                       405,915
     75,317    New Century Home
               Equity Loan Trust,
               Series 2003-5, Class AI3,
               3.56%, 11/25/2033                                        74,971
     83,465    Oakwood Mortgage
               Investors, Inc.,
               Series 1999-B, Class A3,
               6.45%, 11/15/2017                                        71,856
    300,000    Renaissance Home
               Equity Loan Trust, Series
               2006-2, Class AF3,
               5.80%, 08/25/2036                                       300,000
    300,000    Residential Asset Mortgage
               Products, Inc.:
               Series 2003-RS10, Class
               AI7, 4.85%, 11/25/2033                                  292,003
    450,000    Residential Asset
               Securities Corporation:
               Series 2003-KS5, Class AI6,
               3.62%, 07/25/2033                                       422,154
    300,000    Structured Asset
               Securities Corporation,
               Series 2005-7XS, Class
               1A4B, 5.44%, 04/25/2035                                 290,642
                                                                   -----------
                                                                     2,343,542
                                                                   -----------
FINANCIAL - 7.6%
    175,000    AMVESCAP, Inc. Senior
               Notes, 5.90%, 01/15/2007                                175,116
    350,000    First National Bank of
               Omaha Subordinated Notes,
               7.32%, 12/01/2010                                       349,057
    250,000    First Union Capital,
               7.94%, 01/15/2027                                       262,027
               Glencore Funding LLC,
    150,000    6.00%, 04/15/2014
               (Acquired 03/31/2004,
               Cost $148,928)*<F37>                                    136,993
     30,000    Goldman Sachs Group LP                                   33,025
               8.00%, 03/01/2013
               (Acquired 05/19/2006,
               Cost $33,031)*<F37>
    100,000    Health Care Service
               Corporation Notes,
               7.75%, 06/15/2011
               (Acquired 01/26/2005;
               Cost $115,000)*<F37>                                    107,560
    375,000    Liberty Mutual Insurance
               Notes, 7.70%, 10/15/2097
               (Acquired 03/26/2003;
               Cost $239,982)*<F37>                                    354,970
    100,000    Marsh & McLennan
               Companies, Inc.,
               5.38%, 07/15/2014                                        93,108
     50,000    Met Life Global Funding I
               Notes, 4.75%, 06/20/2007
               (Acquired 09/15/2004,
               Cost $51,556)*<F37>                                      49,357
    100,000    Principal Financial Group
               (AU) Senior Notes,
               8.20%, 08/15/2009
               (Acquired 09/16/2005,
               Cost $112,015)*<F37> F<F38>                             106,684
    100,000    Residential Capital
               Corporation,
               6.38%, 06/30/2010                                        98,639
    100,000    Transamerica Capital II:
               7.65%, 12/01/2026
               (Acquired 10/21/2003,
               Cost $108,381)*<F37>                                    107,006
    457,000    Washington Mutual
               Capital I,
               8.38%, 06/01/2027                                       482,933
                                                                   -----------
                                                                     2,356,475
                                                                   -----------
INDUSTRIAL - 21.0%
    100,000    AT&T Wireless Services,
               Inc. Senior Notes,
               8.75%, 03/01/2031                                       122,602
    533,341    Atlas Air, Inc.
               Pass Thru Certificates,
               8.71%, 07/02/2021                                       553,341
               Bunge Ltd. Finance
               Corporation Notes:
    150,000    5.35%, 04/15/2014                                       139,726
    100,000    5.10%, 07/15/2015                                        90,277
    375,000    Clear Channel
               Communications,
               4.50%, 01/15/2010                                       353,274
               Continental Airlines, Inc.
               Pass Thru Certificates:
        347    7.42%, 04/01/2007                                           336
     57,314    6.80%, 07/02/2007                                        55,568
    154,775    8.31%, 04/02/2011                                       146,700
     74,127    6.90%, 01/02/2018                                        74,422
    100,000    Cox Communications Inc.
               Notes, 7.88%, 08/15/2009                                105,062
    462,000    Delta Air Lines, Inc.
               Pass Thru Certificates,
               9.50%, 11/18/2008
               (Acquired 11/24/2004,
               Cost $462,000)*<F37> ^<F36> @<F35>                      463,155
    100,000    Deutsche Telekom
               International Finance BV,
               8.25%, 06/15/2030 F<F38>                                115,455
    250,000    Dollar General Corporation,
               8.63%, 06/15/2010                                       263,125
    400,000    Ford Motor Company
               Debentures,
               9.22%, 09/15/2021                                       316,000
               General Motors Acceptance
               Corporation Notes:
     75,000    7.75%, 01/19/2010                                        74,613
    150,000    6.75%, 12/01/2014                                       139,323
    175,000    General Motors Nova
               Scotia Finance Company,
               6.85%, 10/15/2008                                       165,813
    150,000    Hutchison Whampoa
               International Limited,
               6.25%, 01/24/2014
               (Acquired 06/23/2005;
               Cost $161,474)*<F37> F<F38>                             149,379
    250,000    Marathon Oil Corporation
               Debentures,
               9.13%, 01/15/2013                                       291,531
    262,500    The May Department
               Stores Companies
               Debentures,
               9.75%, 02/15/2021                                       305,225
    533,570    Northwest Airlines, Inc.,
               7.25%, 01/02/2012                                        69,364
    200,000    PCCW Capital II Ltd.,
               6.00%, 07/15/2013
               (Acquired 07/10/2003,
               Cost $199,066)*<F37> F<F38>                             189,691
    100,000    Sprint Capital Corporation:
               8.75%, 03/15/2032                                       120,590
    250,000    Sungard Data Systems Inc.
               Notes, 3.75%, 01/15/2009                                231,563
    175,000    TCI Communications,
               Inc. Debentures:
               7.88%, 08/01/2013                                       188,520
    200,000    Telefonica Emisiones,
               S.A.U.
               6.42%, 06/20/2016 F<F38>                                199,585
    300,000    Time Warner, Inc.,
               7.63%, 04/15/2031                                       323,017
     25,000    Time Warner
               Entertainment Senior
               Notes, 8.88%, 10/01/2012                                 28,111
     50,000    Tyco International Group
               S.A., 6.00%, 11/15/2013 F<F38>                           49,535
    530,392    United AirLines, Inc.
               Pass Thru Certificates,
               6.20%, 09/01/2008                                       530,392
    158,000    Univision Communication,
               Inc., 3.50%, 10/15/2007                                 152,704
    100,000    Vale Overseas Limited,
               8.25%, 01/17/2034                                       107,875
    150,000    Viacom, Inc.,
               7.70%, 07/30/2010                                       159,572
    150,000    Viacom, Inc. Senior Notes,
               6.25%, 04/30/2016
               (Acquired 04/05/2006,
               Cost $149,342)*<F37>                                    145,612
    100,000    Wharf International
               Finance Ltd,
               7.63%, 03/13/2007 F<F38>                                101,218
                                                                   -----------
                                                                     6,522,276
                                                                   -----------
UTILITIES - 6.5%
    150,000    Energy Transfer Partners,
               5.65%, 08/01/2012                                       144,758
    350,000    Kinder Morgan Energy
               Partners Senior Notes,
               5.35%, 08/15/2007                                       345,609
     88,132    Kiowa Power Partners LLC,
               4.81%, 12/30/2013
               (Acquired 11/19/2004;
               Cost $88,132)*<F37>                                      83,868
    400,000    ONEOK, Inc. Senior
               Notes, 7.13%, 04/15/2011                                414,039
     50,000    Pacific Gas & Electric
               Company 1st Mortgage,
               6.05%, 03/01/2034                                        47,191
    200,000    PSE&G Energy Holdings
               LLC Senior Notes,
               8.50%, 06/15/2011                                       210,000
     50,000    PSI Energy, Inc.
               Debentures,
               7.85%, 10/15/2007                                        51,215
    297,085    RGS (I&M) Funding
               Corporation Debentures,
               9.82%, 12/07/2022                                       359,529
    100,000    Tristate Gen & Trans Assn,
               6.04%, 01/31/2018
               (Acquired 10/14/2003;
               Cost $100,000)*<F37>                                     98,089
               Williams Cos. Inc. Notes,
     50,000    7.13%, 09/01/2011                                        50,000
    200,000    7.88%, 09/01/2021                                       203,000
                                                                   -----------
                                                                     2,007,298
                                                                   -----------
MORTGAGE BACKED SECURITIES - 28.6%
    240,603    Bank of America
               Alternative Loan Trust:
               Series 2005-2, Class 4A1,
               5.50%, 03/25/2020                                       237,135
               Federal Gold Loan
               Mortgage Corporation
               (FGLMC):
    121,162    6.00%, 05/01/2017                                       121,388
    286,304    5.00%, 12/01/2020                                       275,649
     90,319    6.50%, 09/01/2028                                        91,297
    149,269    6.50%, 12/01/2028                                       150,885
    108,002    6.50%, 05/01/2029                                       109,183
    108,652    6.50%, 06/01/2029                                       109,840
               Federal Home Loan
               Mortgage Corporation
               (FHLMC):
    235,489    Series R001, Class AE,
               4.38%, 04/15/2015                                       227,068
    400,000    Series 2567, Class OD,
               5.00%, 08/15/2015                                       394,694
    378,417    Series 2539, Class QB,
               5.00%, 09/15/2015                                       374,143
    393,380    Series 3122, Class VA,
               6.00%, 01/15/2017                                       394,228
     24,474    Series 1053, Class G,
               7.00%, 03/15/2021                                        24,440
     53,408    Series 136, Class E,
               6.00%, 04/15/2021                                        53,205
    300,000    Series 2673, Class NC,
               5.50%, 05/15/2021                                       294,978
    276,430    Series 2804, Class VC,
               5.00%, 07/15/2021                                       262,484
     50,736    Series 1122, Class G,
               7.00%, 08/15/2021                                        50,641
    112,253    Series 1186, Class I,
               7.00%, 12/15/2021                                       114,215
    250,000    Series 2598, Class QC,
               4.50%, 06/15/2027                                       243,363
     94,158    Series 2531, Class N,
               4.00%, 07/15/2027                                        92,615
               Federal National Mortgage
               Association (FNMA):
    337,171    5.00%, 02/01/2018                                       325,472
    236,796    5.00%, 10/01/2018                                       228,569
    235,258    5.00%, 11/01/2018                                       227,084
    181,226    5.50%, 03/01/2023                                       176,440
    317,691    5.50%, 07/01/2023                                       309,301
     71,328    6.50%, 09/01/2028                                        72,060
    124,287    6.50%, 02/01/2029                                       125,562
    261,382    5.50%, 01/01/2032                                       252,212
    257,165    5.50%, 02/01/2035                                       247,663
    283,159    5.50%, 02/01/2035                                       272,697
    295,043    5.50%, 04/01/2036                                       283,587
    400,000    Series 2002-82, Class XC,
               5.00%, 05/25/2014                                       396,202
     38,770    Series 2002-70, Class PL,
               5.00%, 04/25/2015                                        38,610
    300,000    Series 2003-16, Class PC,
               5.00%, 10/25/2015                                       294,678
     23,788    Series 1989-94, Class G,
               7.50%, 12/25/2019                                        24,747
     29,577    Series 1990-15, Class J,
               7.00%, 02/25/2020                                        30,259
     80,721    Series 1990-76, Class G,
               7.00%, 07/25/2020                                        80,964
     18,402    Series 1991-21, Class J,
               7.00%, 03/25/2021                                        18,837
    427,190    Series 1992-129, Class L,
               6.00%, 07/25/2022                                       427,777
    135,368    Series 1993-32, Class H,
               6.00%, 03/25/2023                                       133,742
    168,690    Series 1993-58, Class H,
               5.50%, 04/25/2023                                       166,579
    356,587    Series 2003-31, Class KG,
               4.50%, 12/25/2028                                       350,952
     63,503    Series 2003-44, Class AB,
               3.75%, 05/25/2033                                        58,146
               Government National
               Mortgage Association
               (GNMA):
    201,553    6.00%, 12/20/2028                                       200,040
     73,802    6.50%, 01/20/2029                                        74,652
    189,429    6.00%, 11/20/2033                                       187,690
    245,591    Master Alternative Loans
               Trust, Series 2003-5, Class
               6A1, 6.00%, 08/25/2033                                  242,061
                                                                   -----------
                                                                     8,868,034
                                                                   -----------
INTERNATIONAL (U.S. $ DOMINATED) - 1.4%
    400,000    PEMEX Project Funding
               Master Trust:
               9.13%, 10/13/2010 F<F38>                                438,000
                                                                   -----------
TAXABLE MUNICIPAL BONDS - 1.0%
    326,212    Tobacco Settlement
               Financing Corporation:
               6.36%, 05/15/2025                                       325,135
                                                                   -----------
U.S. GOVERNMENT AGENCY ISSUES - 1.8%
    525,000    Federal National Mortgage
               Association (FNMA),
               7.25%, 01/15/2010                                       554,799
                                                                   -----------
U.S. TREASURY OBLIGATIONS - 19.2%
               U.S. Treasury Bonds:
    225,000    9.25%, 02/15/2016                                       293,686
  1,800,000    9.13%, 05/15/2018                                     2,410,454
  2,950,000    6.25%, 08/15/2023                                     3,253,529
                                                                   -----------
                                                                     5,957,669
                                                                   -----------
               Total Long-Term
               Investments
               (Cost $30,333,955)                                   29,373,228
                                                                   -----------
COLLATERAL POOL INVESTMENT
FOR SECURITIES ON LOAN -  25.0%
(Cost $7,759,174)
(Please Refer to Note 6)                                             7,759,174
                                                                   -----------
SHORT-TERM INVESTMENTS - 4.4%

MONEY MARKET FUNDS - 4.4%
  1,368,199    Short-Term Investment
               Company Liquid Asset
               Portfolio - AIM Fund                                  1,368,199
                                                                   -----------
               Total Short-Term
               Investments
               (Cost $1,368,199)                                     1,368,199
                                                                   -----------
               Total Investments
               (Cost $39,461,328) -
               124.0%                                               38,500,601
                                                                   -----------
               Liabilities in Excess of
               Other Assets - (24.0)%                               (7,455,178)
                                                                   -----------
               TOTAL NET
               ASSETS - 100.0%                                     $31,045,423
                                                                   -----------
                                                                   -----------

@<F35>  Security in Default
^<F36>  Non Income Producing
*<F37>  Unregistered Security
F<F38>  Foreign Securities

                     See notes to the financial statements

BAIRD SHORT-TERM BOND FUND
JUNE 30, 2006

The Baird Short-Term Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of return of the Lehman Brothers 1-3 Year Government/Credit Bond Index. The Lehman Brothers 1-3 Year Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed rate debt including government and corporate securities with maturities between one and three years.

PORTFOLIO CHARACTERISTICS

QUALITY DISTRIBUTION*<F39>
--------------------------
U.S. Treasury                         7%
U.S. Gov't Agency                    28%
AAA                                  21%
AA                                    6%
A                                    14%
BBB                                  23%
Below BBB                             1%

SECTOR WEIGHTINGS*<F39>
-----------------------
Asset-Backed                         10%
Financials                           20%
Industrials                          16%
Utilities                             6%
Mortgage-Backed                      16%
International                         1%
Municipal                             2%
U.S. Gov't Agency                    20%
U.S. Treasuries                       7%
Cash                                  2%

NET ASSETS:                                     $128,135,573
SEC 30-DAY YIELD:**<F40>
Institutional Class:                                   5.32%
AVERAGE EFFECTIVE DURATION:                       1.78 years
AVERAGE EFFECTIVE MATURITY:                       2.00 years

ANNUALIZED EXPENSE RATIO:
Institutional Class:                                   0.30%
PORTFOLIO TURNOVER RATIO:***<F41>                      16.5%
TOTAL NUMBER OF HOLDINGS:                                174

  *<F39>   Percentages shown are based on the Fund's total net assets.
 **<F40> SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2006.
***<F41>   Not annualized.

BAIRD SHORT-TERM BOND FUND

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended June 30, 2006         ONE YEAR    SINCE INCEPTION(1)<F42>
-----------------------------------         --------    -----------------------
Baird Short-Term Bond Fund -
  Institutional Class                         2.13%              1.78%
Lehman Brothers 1-3 Year
  Government/Credit Bond Index(2)<F43>        1.92%              1.60%

(1)<F42> For the period from August 31, 2004 (commencement of operations) to June 30, 2006.
(2)<F43> The Lehman Brothers 1-3 Year Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and three years. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE RETURNS SHOWN IN THE TABLE ABOVE REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

FOR INFORMATION ABOUT THE PERFORMANCE OF THE FUND AS OF THE MOST RECENT MONTH-END, PLEASE CALL 1-866-44BAIRD OR VISIT WWW.BAIRDFUNDS.COM.

BAIRD SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS       JUNE 30, 2006 (UNAUDITED)

 Principal
   Amount                                                             Value
 ---------                                                            -----

LONG-TERM INVESTMENTS - 95.4%

ASSET BACKED SECURITIES - 8.5%
 $   400,000    AESOP Funding II LLC,
                Series 2005-1A, Class A1,
                3.95%, 04/20/2008                                 $    388,831
     500,000    Bayview Financial
                Acquisition Trust,
                Series 2005-B, Class 1A2,
                4.70%, 04/28/2039                                      492,523
     120,000    Chase Manhattan
                Auto Owner Trust,
                Series 2003-C, Class A4,
                2.94%, 06/15/2010                                      117,158
                CitiFinancial Mortgage
                Securities, Inc.:
      35,595    Series 2003-3, Class AF2,
                3.08%, 08/25/2033                                       35,459
   1,000,000    Series 2004-1, Class AF2,
                2.65%, 04/25/2034                                      955,995
     400,000    CNH Equipment Trust,
                Series 2005-A, Class A3,
                4.02%, 04/15/2009                                      394,606
                Countrywide Asset-Backed
                Certificates:
   1,153,000    Series 2005-12, Class 1A2,
                4.85%, 02/25/2036                                    1,134,591
   1,000,000    Series 2005-10, Class AF2,
                4.49%, 02/25/2036                                      982,205
     725,000    Series 2005-13, Class AF2,
                5.29%, 04/25/2036                                      718,267
     211,557    Educational Enhancement
                Funding Corporation,
                6.72%, 06/01/2025                                      210,505
     500,000    Ford Credit
                Auto Owner Trust,
                Series 2005-B, Class A4,
                4.38%, 01/15/2010                                      489,351
     976,715    Green Tree Financial
                Corporation,
                Series 1998-3, Class A5,
                6.22%, 03/012030                                       937,683
     138,298    Household Automobile
                Trust, Series 2003-1,
                2.22%, 11/17/2009                                      135,686
     300,000    MBNA Credit Card
                Master Note Trust,
                Series 2003-A3, Class A3,
                2.93%, 08/15/2010                                      300,576
     914,545    Merrill Lynch Mortgage
                Investors Inc., Series
                2005-A8, Class A1C1,
                5.25%, 08/25/2036                                      900,271
     188,293    New Century Home
                Equity Loan Trust,
                Series 2003-5, Class AI3,
                3.56%, 11/25/2033                                      187,427
      16,977    Renaissance Home
                Equity Loan Trust,
                Series 2004-3, Class AF2,
                3.57%, 11/25/2034                                       16,915
                Residential Asset Mortgage
                Products, Inc.:
     700,000    Series 2004-RS12, Class
                AI3, 3.98%, 04/25/2029                                 690,552
     410,000    Series 2003-RS7, Class
                AI6, 5.34%, 08/25/2033                                 400,767
                Residential Asset
                Securities Corporation:
     214,146    Series 2003-KS9, Class
                AI3, 3.25%, 12/25/2028                                 212,590
     496,709    Series 2004-KS2, Class
                AI3, 3.02%, 05/25/2029                                 492,041
     183,840    Series 2003-KS10, Class
                AI3, 3.25%, 05/25/2029                                 183,057
     118,229    Series 2004-KS4, Class
                AI3, 3.08%, 08/25/2029                                 115,908
     344,771    Residential Funding
                Mortgage Securities,
                Series 2003-HS3, Class
                AI2, 3.15%, 07/25/2018                                 338,280
                                                                  ------------
                                                                    10,831,244
                                                                  ------------
FINANCIAL - 19.6%
     880,000    ABN-AMRO Bank NV,
                7.00%, 04/01/2008                                      897,155
     250,000    Ahmanson Capital Trust I
                Bonds, 8.36%, 12/01/2026
                (Acquired 08/25/2005,
                Cost $270,190)*<F45>                                   261,509
     905,000    Allfirst Financial, Inc.
                Subordinated Notes:
                7.20%, 07/01/2007                                      914,055
     140,000    American General Finance
                Corporation Notes,
                4.50%, 11/15/2007                                      137,896
     594,000    Bank of Oklahoma
                Subordinated Notes,
                7.13%, 08/15/2007                                      601,773
     251,000    Bank United Notes,
                8.00%, 03/15/2009                                      263,832
     472,000    Bankers Trust Corporation
                Subordinated Notes,
                7.38%, 05/01/2008                                      486,345
     110,000    BB&T Corporation
                Subordinated Notes,
                7.25%, 06/15/2007                                      111,385
     623,000    Block Financial
                Corporation Notes,
                8.50%, 04/15/2007                                      634,292
   1,100,000    BNY Capital I
                Notes, Series B,
                7.97%, 12/31/2026                                    1,152,585
     500,000    Capital One Bank Notes,
                4.88%, 05/15/2008                                      492,593
     450,000    Caremark RX Inc. Senior
                Notes, 7.38%, 10/01/2006                               451,573
     100,000    Chubb Corporation Senior
                Notes, 7.13%, 12/15/2007                               101,815
     210,000    CIT Group Inc. Senior
                Notes, 5.50%, 11/30/2007                               209,306
     848,000    Citicorp Capital II Notes,
                8.02%, 02/15/2027                                      890,701
     200,000    Citicorp Subordinated
                Notes, 7.00%, 07/01/2007                               202,097
     375,000    Citifinancial Debentures,
                10.00%, 05/15/2009                                     416,880
     675,000    Comerica Incorporated
                Subordinated Notes,
                7.25%, 08/01/2007                                      684,096
     550,000    Compass Bank
                Subordinated Notes,
                8.10%, 08/15/2009                                      589,276
     388,000    Corestates Capital Trust I,
                8.00%, 12/15/2026
                (Acquired 01/26/2006 &
                06/05/2006, Cost $211,938
                & $196,930 respectively)*<F45>                         405,527
     500,000    Countrywide Home Loans
                Notes, 4.13%, 09/15/2009                               475,499
     537,000    Credit Suisse First Boston
                USA Inc. Senior Notes,
                6.50%, 06/01/2008                                      543,957
     500,000    Executive Risk Capital
                Trust, 8.68%, 02/01/2027                               526,401
     200,000    Franchise Finance
                Corporation Notes,
                7.07%, 01/15/2008                                      204,042
     273,000    The Goldman Sachs
                Group, Inc. Senior
                Unsubordinated Notes,
                7.80%, 01/28/2010                                      290,430
     400,000    HSBC Finance
                Corporation Notes,
                6.88%, 03/01/2007                                      402,546
     500,000    ING Security Life
                Institutional Funding
                Notes, 2.70%, 02/15/2007
                (Acquired 05/26/2005;
                Cost $488,370)*<F45>                                   489,877
     200,000    J.P. Morgan &
                Company Incorporated
                Subordinated Notes,
                6.70%, 11/01/2007                                      202,187
     575,000    Key Bank NA
                Subordinated Notes,
                6.50%, 10/15/2027                                      583,020
     400,000    Lehman Brothers
                Holdings, Inc. Notes,
                3.50%, 08/07/2008                                      382,890
   1,335,000    MBNA Capital Series A,
                8.28%, 12/01/2026                                    1,399,571
     500,000    MBNA Corporation Notes,
                6.25%, 01/17/2007                                      501,607
     250,000    Mellon Capital I Series A,
                7.72%, 12/01/2026                                      261,115
     180,000    Merrill Lynch & Co, Inc.,
                7.00%, 01/15/2007                                      181,344
     200,000    Met Life Global Funding I
                Notes, 4.75%, 06/20/2007
                (Acquired 02/11/2005;
                Cost $203,862)*<F45>                                   197,428
     200,000    Morgan Stanley Group,
                Inc. Debentures,
                8.33%, 01/15/2007                                      202,728
     720,000    NB Capital Trust IV,
                8.25%, 04/15/2027                                      757,301
     625,000    New York Life
                Global Funding,
                3.88%, 01/15/2009
                (Acquired 01/23/2006,
                Cost $608,075)*<F45>                                   598,878
     700,000    Phoenix Companies,
                6.68%, 02/16/2008                                      701,679
     633,000    PNC Financial Services
                Subordinated Notes,
                9.65%, 06/15/2009                                      698,002
     180,000    PNC Funding Corporation,
                6.13%, 02/15/2009                                      181,852
                Principal Life Global:
     150,000    5.13%, 06/28/2007
                (Acquired 12/28/2004,
                Cost $154,880)*<F45>                                   148,981
     275,000    3.63%, 04/30/2008
                (Acquired 08/17/2005,
                Cost $268,452)*<F45>                                   264,993
   1,050,000    Providian Capital I,
                9.53%, 02/01/2027
                (Acquired 10/19/2005 and
                10/20/2005, Cost $438,724
                and $712,517 respectively)*<F45>                     1,115,061
     300,000    Reliastar Financial Notes,
                8.00%, 10/30/2006                                      302,115
     155,000    Republic New York
                Corporation
                Subordinated Notes,
                9.70%, 02/01/2009                                      169,720
     487,000    SAFECO Corporation
                Senior Notes,
                6.88%, 07/15/2007                                      491,971
     200,000    Transamerica Corporation
                Debentures,
                9.38%, 03/01/2008                                      209,657
   1,000,000    Unitrin, Inc. Senior Notes,
                5.75%, 07/01/2007                                      995,669
     162,000    Washington Mutual, Inc.
                Notes, 7.50%, 08/15/2006                               162,339
     313,000    Wells Fargo & Company
                Subordinated Notes,
                6.25%, 04/15/2008                                      315,756
     211,000    Westdeutsche Landesbank
                Subordinated Notes,
                4.80%, 07/15/2015                                      195,853
   1,000,000    Zurich Capital Trust I
                8.38%, 06/01/2037
                (Acquired 04/06/2006;
                Cost $1,065,970)*<F45>                               1,057,124
                                                                  ------------
                                                                    25,116,284
                                                                  ------------
INDUSTRIAL - 16.1%
     306,000    Bell Telephone Co.
                Pennsylvania Debentures,
                7.38%, 07/15/2007                                      310,379
     150,000    BellSouth
                Telecommunication
                Debentures,
                5.88%, 01/15/2009                                      150,150
   1,000,000    Bunge Limited
                Finance Corporation,
                4.38%, 12/15/2008                                      964,676
     700,000    Cadbury Schweppes
                U.S. Finance Notes,
                3.88%, 10/01/2008
                (Acquired 08/30/2005,
                Cost $685,461)*<F45>                                   671,156
      55,000    Cendant Corporation
                Senior Notes
                6.25%, 01/15/2008                                       55,494
     405,000    Centex Corporation
                Subordinated Debentures,
                8.75%, 03/01/2007                                      410,672
     500,000    Clear Channel
                Communication Senior
                Notes, 3.13%, 02/01/2007                               491,965
     200,000    Comcast Cable
                Communications, Inc.
                Notes, 6.20%, 11/15/2008                               201,980
     386,000    Cooper Cameron
                Corporation Senior Notes,
                2.65%, 04/15/2007                                      375,203
     479,000    Devon Energy
                Corporation Debentures,
                10.13%, 11/15/2009                                     536,062
   1,000,000    Donnelley (R.R.) & Sons
                Notes, 3.75%, 04/01/2009                               941,899
   1,000,000    FMC Corporation Notes,
                7.00%, 05/15/2008                                    1,017,368
   1,000,000    Fiserv Inc.,
                3.00%, 06/27/2008                                      944,347
     300,000    Ford Motor Credit
                Company Senior Notes,
                4.95%, 01/15/2008                                      282,408
                General Motors Acceptance
                Corporation Notes:
     200,000    6.13%, 09/15/2006                                      199,705
     250,000    6.13%, 08/28/2007                                      247,385
                Halliburton
                Company Notes:
     225,000    5.63%, 12/01/2008                                      224,340
     250,000    5.50%, 10/15/2010                                      247,636
     260,000    Harrahs Operating
                Company Inc.,
                7.13%, 06/01/2007                                      262,329
                International Paper
                Company Notes:
     500,000    7.00%, 08/15/2006                                      500,917
     250,000    7.63%, 01/15/2007                                      251,638
     500,000    6.50%, 11/15/2007                                      503,471
   1,000,000    John Deere Capital
                Corporation Senior Notes,
                4.88%, 03/16/2009                                      980,393
     600,000    Johnson Controls
                Inc. Notes,
                6.30%, 02/01/2008                                      603,328
     310,000    Marathon Oil
                Corporation Notes:
     463,000    5.38%, 06/01/2007                                      309,049
                6.85%, 03/01/2008                                      471,500
     450,000    News America Holdings,
                7.38%, 10/17/2008                                      465,248
     402,000    Southwestern
                Bell Telephone
                Company Notes,
                6.63%, 07/15/2007                                      405,115
                Sprint Capital
                Corporation  Notes:
     175,000    6.00%, 01/15/2007                                      175,235
     500,000    6.38%, 05/01/2009                                      507,833
   1,000,000    Telecom Italia Capital,
                4.00%, 11/15/2008 F<F46>                               959,289
     773,000    Telus Corporation Notes,
                7.50%, 06/01/2007 F<F46>                               784,313
     255,000    Time Warner
                Companies, Inc.,
                8.18%, 08/15/2007                                      261,612
     750,000    Time Warner Companies,
                Inc. Debentures,
                7.48%, 01/15/2008                                      767,978
     785,767    United AirLines, Inc.
                Pass Thru Certificates:
                Series 2001-1,
                6.20%, 09/01/2008                                      785,767
   1,050,000    Univision
                Communication, Inc.,
                3.50%, 10/15/2007                                    1,014,802
     500,000    Viacom, Inc.,
                5.63%, 05/01/2007                                      499,457
     784,000    Waste Management Inc.
                Notes, 7.00%, 10/15/2006                               786,676
   1,000,000    Wharf International
                Finance Ltd,
                7.63%, 03/13/2007 F<F46>                             1,012,179
                                                                  ------------
                                                                    20,580,954
                                                                  ------------
UTILITIES - 5.9%
                Baltimore Gas & Electric
                Company Notes,
     300,000    5.25%, 12/15/2006                                      299,250
   1,000,000    5.78%, 10/01/2008                                      997,757
     705,000    Cilcorp Inc. Senior Notes,
                8.70%, 10/15/2009                                      760,058
   1,000,000    Commonwealth Edison
                Notes, 7.63%, 01/15/2007                             1,008,337
     189,000    FPL Group Capital, Inc.
                Notes, 7.63%, 09/15/2006                               189,667
     220,000    Indiana Michigan Power
                Company Senior
                Notes, Series C,
                6.13%, 12/15/2006                                      220,285
     211,000    Jersey Central Power
                & Light Company
                1st Mortgage,
                6.85%, 11/27/2006                                      211,803
   1,000,000    Kinder Morgan Energy
                Partners Senior Notes,
                6.30%, 02/01/2009                                    1,004,469
                MidAmerican Energy
                Holdings Company
                Senior Notes,
     200,000    4.63%, 10/01/2007                                      197,212
     575,000    7.63%, 10/15/2007                                      587,302
     500,000    7.52%, 09/15/2008                                      517,078
     245,000    PanEnergy Corporation
                Notes, 7.00%, 10/15/2006                               245,323
     200,000    Public Service Electric
                & Gas Co. Notes,
                6.25%, 01/01/2007                                      200,674
     250,000    Sempra Energy Senior
                Notes, 4.62%, 05/17/2007                               247,564
     860,000    System Energy Resources
                1st Mortgage,
                4.88%, 10/01/2007                                      846,692
                                                                  ------------
                                                                     7,533,471
                                                                  ------------
MORTGAGE BACKED SECURITIES - 15.6%
   1,197,001    Bank of America
                Alternative Loan Trust:
                Series 2003-4, Class 2A1,
                5.00%, 06/25/2018                                    1,162,441
                Citicorp Mortgage
                Securities, Inc.,
     289,038    Series 2003-11, Class 2A8,
                5.50%, 12/25/2033                                      283,224
     849,898    Series 2004-3, Class A2,
                5.25%, 05/25/2034                                      825,005
     492,469    Series 2004-4, Class A2,
                5.25%, 06/25/2034                                      474,734
   1,835,945    Countrywide Alternative
                Loan Trust, Series
                2005-50CB, Class 4A1,
                5.00%, 11/25/2020                                    1,798,997
   2,000,000    Deutsche Alternative
                Securities Inc. Mortgage,
                Series 2005-4, Class A2,
                5.05%, 09/25/2035                                    1,972,701
                Federal Home Loan
                Mortgage Corporation
                (FHLMC):
     139,547    Series 2548, Class HA,
                4.50%, 01/15/2010                                      136,926
     223,638    Series 2835, Class VK,
                5.50%, 11/15/2012                                      221,547
     687,821    Series 3033, Class LU,
                5.50%, 03/15/2013                                      685,306
   1,171,556    Series 3124, Class VP,
                6.00%, 06/15/2014                                    1,178,260
     200,000    Series 2592, Class PD,
                5.00%, 07/15/2014                                      197,338
     340,761    Series 2789, Class VM,
                5.50%, 04/15/2015                                      336,845
   1,000,000    Series 2390, Class PW,
                6.00%, 04/15/2015                                    1,002,797
     334,234    Series 2541, Class JB,
                5.00%, 02/15/2016                                      329,968
                Federal National Mortgage
                Association (FNMA):
     833,048    5.50%, 07/01/2015                                      820,314
     200,000    Series 2003-4, Class PC,
                5.00%, 12/25/2014                                      197,687
     821,596    Series 2002-74, Class TC,
                5.00%, 03/25/2015                                      813,027
     315,004    Series 2002-70, Class PL,
                5.00%, 04/25/2015                                      313,706
   1,175,000    Series 2003-24, Class LC,
                5.00%, 12/25/2015                                    1,154,537
     250,000    Series 2002-94, Class BG,
                5.00%, 04/25/2016                                      247,223
     314,957    Series 2002-77, Class QP,
                5.00%, 09/25/2026                                      312,065
     600,372    Series 2004-W6, Class 1A4,
                5.50%, 07/25/2034                                      594,735
   1,000,000    Series 2004-W10, Class
                A24, 5.00%, 08/25/2034                                 974,589
   2,000,000    J.P. Morgan Alternative
                Loan Trust:
                Series 2006-S2, Class A2,
                5.81%, 05/25/2036                                    1,983,987
   1,200,000    Residential Accredit Loans
                Inc., Series 2003-QS17,
                Class CB3, 5.50%,
                09/25/2033                                           1,190,344
     786,823    Washington Mutual, Inc.,
                Series 2004-CB4, Class
                21A, 5.50%, 12/25/2019                                 778,635
                                                                  ------------
                                                                    19,986,938
                                                                  ------------
INTERNATIONAL (U.S. $ DOMINATED) - 0.7%
     175,000    Export-Import Bank
                Korea Notes, 4.63%,
                03/16/2010 F<F46>                                      167,452
     600,000    Korea Development
                Bank Notes,
                3.88%, 03/02/2009 F<F46>                               571,304
     200,000    PEMEX Project Funding
                Master Trust:
                6.13%, 08/15/2008 F<F46>                               199,600
                                                                  ------------
                                                                       938,356
                                                                  ------------
TAXABLE MUNICIPAL BONDS - 1.8%
     190,000    Erie, Pennsylvania
                General Obligation,
                5.60%, 11/15/2007                                      190,065
     450,000    New Jersey Economic
                Development Authority,
                0.00%, 02/15/2007 ^<F44> ETM                           435,361
     605,000    Redding California
                Redevelopment Agency
                Tax Allocation,
                6.00%, 09/01/2010                                      610,814
   1,104,101    Tobacco Settlement
                Financing Corporation,
                Series 2001-A, Class A,
                6.36%, 05/15/2025                                    1,100,458
                                                                  ------------
                                                                     2,336,698
                                                                  ------------
U.S. GOVERNMENT AGENCY ISSUES - 20.2%
   1,000,000    Federal Home
                Loan Bank (FHLB),
                4.70%, 10/07/2010                                      967,251
                Federal National Mortgage
                Association (FNMA):
   9,675,000    2.38%, 02/15/2007                                    9,490,169
     500,000    6.00%, 05/15/2008                                      504,537
  10,850,000    7.25%, 01/15/2010                                   11,465,846
   2,700,000    6.00%, 05/15/2011                                    2,758,193
     750,000    Government Backed
                Trusts, Series T-1
                0.00%, 11/15/2006 ^<F44>                               736,092
                                                                  ------------
                                                                    25,922,088
                                                                  ------------
U.S. TREASURY OBLIGATIONS - 7.0%
                U.S. Treasury Note:
   3,800,000    3.00%, 12/31/2006                                    3,757,398
   5,025,000    6.00%, 08/15/2009                                    5,150,429
                                                                  ------------
                                                                     8,907,827
                                                                  ------------
                Total Long-Term
                Investments
                (Cost $123,857,918)                                122,153,860
                                                                  ------------
COLLATERAL POOL INVESTMENT
FOR SECURITIES ON LOAN -  28.8%
(Cost $36,943,281)
(Please Refer to Note 6)                                            36,943,281
                                                                  ------------
SHORT-TERM INVESTMENTS - 3.4%

MONEY MARKET FUNDS -3.4%
   4,343,531    Short-Term Investment
                Company Liquid Asset
                Portfolio - AIM Fund                                 4,343,531
                                                                  ------------
                Total Short-Term
                Investments
                (Cost $4,343,531)                                    4,343,531
                                                                  ------------
                Total Investments
                (Cost $165,144,730) -
                127.6%                                             163,440,672
                                                                  ------------
                Liabilities in Excess of
                Other Assets - (27.6)%                             (35,305,099)
                                                                  ------------
                TOTAL NET
                ASSETS - 100.00%                                  $128,135,573
                                                                  ------------
                                                                  ------------

^<F44>   Non-Income Producing Security
*<F45>   Unregistered Security
F<F46>   Foreign Security
   ETM   Escrow to Maturity

                     See notes to the financial statements

BAIRD FUNDS, INC.

ADDITIONAL INFORMATION ON FUND EXPENSES       JUNE 30, 2006 (UNAUDITED)

EXAMPLE

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees; and other fund expenses. Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently the Funds' transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/06 - 6/30/06).

ACTUAL EXPENSES

The third and fourth columns of the table below provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fifth and sixth columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the sixth column of the table (entitled "Expenses Paid During Period") is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

ACTUAL VS. HYPOTHETICAL RETURNS
For the Six Months Ended June 30, 2006

                                                                                                          HYPOTHETICAL (5% RETURN
                                                                                   ACTUAL                    BEFORE EXPENSES)
                                                                        ---------------------------     --------------------------
                                           FUND'S         BEGINNING      ENDING         EXPENSES        ENDING         EXPENSES
                                         ANNUALIZED        ACCOUNT      ACCOUNT           PAID          ACCOUNT          PAID
                                          EXPENSE           VALUE        VALUE           DURING          VALUE          DURING
                                       RATIO(1)<F47>       1/1/06       6/30/06      PERIOD(1)<F47>     6/30/06     PERIOD(1)<F47>
                                       -------------      ---------     -------      --------------     -------     --------------
BAIRD INTERMEDIATE BOND FUND
   Institutional Class                     0.30%          $1,000.00    $1,000.50          $1.49        $1,023.31         $1.51
   Investor Class                          0.55%          $1,000.00    $  999.20          $2.73        $1,022.07         $2.76
BAIRD AGGREGATE BOND FUND
   Institutional Class                     0.30%          $1,000.00    $  995.30          $1.48        $1,023.31         $1.51
   Investor Class                          0.55%          $1,000.00    $  995.00          $2.72        $1,022.07         $2.76
BAIRD INTERMEDIATE MUNICIPAL
  BOND FUND
   Institutional Class                     0.30%          $1,000.00    $  998.50          $1.49        $1,023.31         $1.51
   Investor Class                          0.55%          $1,000.00    $  998.20          $2.72        $1,022.07         $2.76
BAIRD CORE PLUS BOND FUND
   Institutional Class                     0.30%          $1,000.00    $1,002.70          $1.49        $1,023.31         $1.51
   Investor Class                          0.55%          $1,000.00    $1,002.30          $2.73        $1,022.07         $2.76
BAIRD SHORT-TERM BOND FUND
   Institutional Class                     0.30%          $1,000.00    $1,013.10          $1.50        $1,023.31         $1.51

(1)<F47> Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days and divided by 365 to reflect the one-half year period.

BAIRD FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES       JUNE 30, 2006 (UNAUDITED)

                                                                                          BAIRD
                                                        BAIRD           BAIRD         INTERMEDIATE        BAIRD          BAIRD
                                                    INTERMEDIATE      AGGREGATE         MUNICIPAL       CORE PLUS      SHORT-TERM
                                                      BOND FUND       BOND FUND         BOND FUND       BOND FUND      BOND FUND
                                                    ------------      ---------       ------------      ---------      ----------
ASSETS:
   Investments, at value (cost $312,878,806;
     $261,936,665; $76,625,165; $34,963,839
     & $143,731,104 respectively)                    $305,181,073    $255,051,663     $75,279,625     $34,003,112     $142,027,046
   Repurchase agreements
     (cost $44,254,856; $22,943,342; $0;
     $4,497,489; & $21,413,626 respectively)           44,254,856      22,943,342              --       4,497,489       21,413,626
   Interest receivable                                  4,061,504       2,787,011       1,132,973         387,296        1,663,452
   Receivable for investments sold                         11,951              --              --         284,160               --
   Receivable for Fund shares sold                     21,521,184         138,778         136,327          11,097          473,364
                                                     ------------    ------------     -----------     -----------     ------------
   Total assets                                       375,030,568     280,920,794      76,548,925      39,183,154      165,577,488
                                                     ------------    ------------     -----------     -----------     ------------
LIABILITIES:
   Payable for collateral
     received for securities loaned                    76,349,498      39,582,381               0       7,759,174       36,943,281
   Payable for securities purchased                    16,511,927         535,271       1,362,654              --          424,025
   Payable for Fund shares repurchased                         --       4,546,528              --          35,363           42,865
   Payable to Advisor and Distributor                      65,044          59,217          22,252           7,800           31,744
   Payable to the Custodian                                11,432          10,573              --         300,352               --
   Other liabilities                                           --           8,495              --          35,042               --
                                                     ------------    ------------     -----------     -----------     ------------
   Total liabilities                                   92,937,901      44,742,465       1,384,906       8,137,731       37,441,915
                                                     ------------    ------------     -----------     -----------     ------------
NET ASSETS                                           $282,092,667    $236,178,329     $75,164,019     $31,045,423     $128,135,573
                                                     ------------    ------------     -----------     -----------     ------------
                                                     ------------    ------------     -----------     -----------     ------------
NET ASSETS CONSIST OF:
   Capital stock                                     $291,538,491    $243,586,524     $76,687,652     $32,027,438     $130,073,450
   Accumulated undistributed
     net investment income                                290,315         235,231          53,312          33,150          101,986
   Accumulated net realized gain (loss)
     on investments sold                               (2,038,406)       (758,424)       (231,405)        (54,438)        (335,805)
   Net unrealized appreciation (depreciation)
     on investments                                    (7,697,733)     (6,885,002)     (1,345,540)       (960,727)      (1,704,058)
                                                     ------------    ------------     -----------     -----------     ------------
NET ASSETS                                           $282,092,667    $236,178,329     $75,164,019     $31,045,423     $128,135,573
                                                     ------------    ------------     -----------     -----------     ------------
                                                     ------------    ------------     -----------     -----------     ------------
INSTITUTIONAL CLASS SHARES
   Net Assets                                        $280,422,343    $235,042,958     $74,047,017     $30,748,218     $128,135,573
   Shares outstanding ($0.01 par value,
     unlimited shares authorized)                      27,199,573      22,945,566       7,144,776       3,131,988       13,178,894
   Net asset value, offering and
     redemption price per share                      $      10.31    $      10.24     $     10.36     $      9.82     $       9.72
                                                     ------------    ------------     -----------     -----------     ------------
                                                     ------------    ------------     -----------     -----------     ------------
INVESTOR CLASS SHARES
   Net Assets                                        $  1,670,324    $  1,135,371     $ 1,117,002     $   297,205
   Shares outstanding
     ($0.01 par value, unlimited shares authorized)       157,267         108,557         105,826          29,525
   Net asset value, offering and
     redemption price per share                      $      10.62    $      10.46     $     10.56     $     10.07
                                                     ------------    ------------     -----------     -----------
                                                     ------------    ------------     -----------     -----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF OPERATIONS       SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

                                                                                          BAIRD
                                                        BAIRD           BAIRD         INTERMEDIATE        BAIRD          BAIRD
                                                    INTERMEDIATE      AGGREGATE         MUNICIPAL       CORE PLUS      SHORT-TERM
                                                      BOND FUND       BOND FUND         BOND FUND       BOND FUND      BOND FUND
                                                    ------------      ---------       ------------      ---------      ----------
INVESTMENT INCOME:
   Interest income                                   $ 6,404,987     $ 6,240,576      $ 1,340,738       $ 839,547       $2,578,968
   Income from securities lending                         15,544          10,357               --           1,396            6,954
                                                     -----------     -----------      -----------       ---------       ----------
   Total investment income                             6,420,531       6,250,933        1,340,738         840,943        2,585,922
                                                     -----------     -----------      -----------       ---------       ----------

EXPENSES:
   Investment advisory fee                               312,892         292,617           83,378          36,337          140,885
   Administration fee                                     62,578          58,524           16,676           7,268           28,177
   Distribution expense - Investor Class Shares            2,828           1,550            1,654             416               --
                                                     -----------     -----------      -----------       ---------       ----------
   Total expenses                                        378,298         352,691          101,708          44,021          169,062
                                                     -----------     -----------      -----------       ---------       ----------

NET INVESTMENT INCOME                                  6,042,233       5,898,242        1,239,030         796,922        2,416,860
                                                     -----------     -----------      -----------       ---------       ----------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments              (457,872)       (616,273)           3,729          13,074         (199,471)
   Change in unrealized appreciation/
     depreciation on investments                      (5,510,887)     (6,298,277)      (1,386,957)       (692,649)        (698,497)
                                                     -----------     -----------      -----------       ---------       ----------
   Net realized and unrealized
     loss on investments                              (5,968,759)     (6,914,550)      (1,383,228)       (679,575)        (897,968)
                                                     -----------     -----------      -----------       ---------       ----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $    73,474     $(1,016,308)     $  (144,198)      $ 117,347       $1,518,892
                                                     -----------     -----------      -----------       ---------       ----------
                                                     -----------     -----------      -----------       ---------       ----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            BAIRD INTERMEDIATE BOND FUND
                                                                        -----------------------------------
                                                                        Period Ended
                                                                        June 30, 2006         Year Ended
                                                                         (unaudited)      December 31, 2005
                                                                        -------------     -----------------
OPERATIONS:
   Net investment income                                                $  6,042,233        $  9,443,219
   Net realized loss on investments                                         (457,872)           (687,811)
   Change in unrealized appreciation/depreciation on investments          (5,510,887)         (4,795,310)
                                                                        ------------        ------------
   Net increase in net assets resulting from operations                       73,474           3,960,098
                                                                        ------------        ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                              65,350,439          71,651,001
   Shares issued to holders in reinvestment of dividends                   5,207,530           8,680,587
   Cost of shares redeemed                                               (17,229,103)        (34,654,355)
                                                                        ------------        ------------
   Net increase in net assets resulting
     from capital share transactions                                      53,328,866          45,677,233
                                                                        ------------        ------------

DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                             (5,892,657)         (9,464,170)
                                                                        ------------        ------------

DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                                (47,482)           (118,722)
                                                                        ------------        ------------

TOTAL INCREASE IN NET ASSETS                                              47,462,201          40,054,439

NET ASSETS:
   Beginning of period                                                   234,630,466         194,576,027
                                                                        ------------        ------------
   End of period (including undistributed net investment
     income of $256,474 and $154,379, respectively)                     $282,092,667        $234,630,466
                                                                        ------------        ------------
                                                                        ------------        ------------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              BAIRD AGGREGATE BOND FUND
                                                                        -----------------------------------
                                                                         Period Ended
                                                                        June 30, 2006         Year Ended
                                                                         (unaudited)      December 31, 2005
                                                                        -------------     -----------------
OPERATIONS:
   Net investment income                                                $  5,898,242        $  6,761,559
   Net realized gain (loss) on investments                                  (616,273)            294,456
   Change in unrealized appreciation/depreciation on investments          (6,298,277)         (3,005,159)
                                                                        ------------        ------------
   Net increase (decrease) in net assets resulting from operations        (1,016,308)          4,050,856
                                                                        ------------        ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                              42,244,532         119,986,464
   Shares issued to holders in reinvestment of dividends                   5,076,691           6,520,179
   Cost of shares redeemed                                               (32,839,887)        (11,028,752)
                                                                        ------------        ------------
   Net increase in net assets resulting
     from capital share transactions                                      14,481,336         115,477,891
                                                                        ------------        ------------

DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                             (5,681,829)         (7,004,294)
   From realized gains                                                            --            (149,762)
                                                                        ------------        ------------
   Total Distributions                                                    (5,681,829)         (7,154,056)
                                                                        ------------        ------------

DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                                (27,195)            (43,249)
   From realized gains                                                            --                (837)
                                                                        ------------        ------------
   Total Distributions                                                       (27,195)            (44,086)
                                                                        ------------        ------------

TOTAL INCREASE IN NET ASSETS                                               7,756,004         112,330,605

NET ASSETS:
   Beginning of period                                                   228,422,325         116,091,720
                                                                        ------------        ------------
   End of period (including undistributed net investment
     income (loss) of $18,641 and $10,472, respectively)                $236,178,329        $228,422,325
                                                                        ------------        ------------
                                                                        ------------        ------------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       BAIRD INTERMEDIATE MUNICIPAL BOND FUND
                                                                       --------------------------------------
                                                                         Period Ended
                                                                        June 30, 2006         Year Ended
                                                                         (unaudited)      December 31, 2005
                                                                        -------------      ----------------
OPERATIONS:
   Net investment income                                                 $ 1,239,030         $ 1,726,837
   Net realized gain (loss) on investments                                     3,729            (209,761)
   Change in unrealized appreciation/depreciation on investments          (1,386,957)           (847,084)
                                                                         -----------         -----------
   Net increase in net assets resulting from operations                     (144,198)            669,992
                                                                         -----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                              26,750,499          29,861,346
   Shares issued to holders in reinvestment of dividends                     973,662           1,440,536
   Cost of shares redeemed                                                (6,534,601)        (16,406,963)
                                                                         -----------         -----------
   Net increase in net assets resulting
     from capital share transactions                                      21,189,560          14,894,919
                                                                         -----------         -----------

DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                             (1,183,763)         (1,658,407)
                                                                         -----------         -----------

DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                                (21,094)            (83,967)
                                                                         -----------         -----------

TOTAL INCREASE  IN NET ASSETS                                             19,840,505          13,822,537

NET ASSETS:
   Beginning of period                                                    55,323,514          41,500,977
                                                                         -----------         -----------
   End of period (including undistributed net investment
     income of $53,312 and $19,139, respectively)                        $75,164,019         $55,323,514
                                                                         -----------         -----------
                                                                         -----------         -----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              BAIRD CORE PLUS BOND FUND
                                                                        -----------------------------------
                                                                         Period Ended
                                                                        June 30, 2006         Year Ended
                                                                         (unaudited)      December 31, 2005
                                                                        -------------     -----------------
OPERATIONS:
   Net investment income                                                 $   796,922         $ 1,595,244
   Net realized gain on investments                                           13,074              22,747
   Change in unrealized appreciation/depreciation on investments            (692,649)           (938,103)
                                                                         -----------         -----------
   Net increase in net assets resulting from operations                      117,347             679,888
                                                                         -----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                              14,054,945           4,215,390
   Shares issued to holders in reinvestment of dividends                     527,885             936,473
   Cost of shares redeemed                                               (15,503,836)         (4,100,728)
   Other capital contributions                                                    72                  --
                                                                         -----------         -----------
   Net increase (decrease) in net assets resulting
     from capital share transactions                                        (920,934)          1,051,135
                                                                         -----------         -----------

DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                               (766,166)         (1,692,217)
   From realized gains                                                            --             (21,380)
                                                                         -----------         -----------
   Total Distributions                                                      (766,166)         (1,713,597)
                                                                         -----------         -----------

DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                                 (7,992)            (15,455)
   From realized gains                                                            --                (291)
                                                                         -----------         -----------
   Total Distributions                                                        (7,992)            (15,746)
                                                                         -----------         -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (1,577,745)              1,680

NET ASSETS:
   Beginning of period                                                    32,623,168          32,621,488
                                                                         -----------         -----------
   End of period (including undistributed net investment
     income of $22,765 and $0, respectively)                             $31,045,423         $32,623,168
                                                                         -----------         -----------
                                                                         -----------         -----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             BAIRD SHORT-TERM BOND FUND
                                                                        ------------------------------------
                                                                         Period Ended
                                                                        June 30, 2006          Year Ended
                                                                         (unaudited)       December 31, 2005
                                                                        -------------      -----------------
OPERATIONS:
   Net investment income                                                 $  2,416,860         $ 2,344,937
   Net realized loss on investments                                          (199,471)           (162,401)
   Change in unrealized appreciation/depreciation on investments             (698,497)           (797,479)
                                                                         ------------         -----------
   Net increase in net assets resulting from operations                     1,518,892           1,385,057
                                                                         ------------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                               48,730,394          81,066,185
   Shares issued to holders in reinvestment of dividends                    2,282,162           2,142,819
   Cost of shares redeemed                                                (19,125,617)        (17,200,778)
                                                                         ------------         -----------
   Net increase in net assets resulting
     from capital share transactions                                       31,886,939          66,008,226
                                                                         ------------         -----------

DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                              (2,328,226)         (2,308,315)
                                                                         ------------         -----------

TOTAL INCREASE IN NET ASSETS                                               31,077,605          65,084,968

NET ASSETS:
   Beginning of period                                                     97,057,968          31,973,000
                                                                         ------------         -----------
   End of period (including undistributed net investment
     income of $124,119 and $40,220, respectively)                       $128,135,573         $97,057,968
                                                                         ------------         -----------
                                                                         ------------         -----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                          BAIRD INTERMEDIATE BOND FUND - INSTITUTIONAL CLASS
                                         ------------------------------------------------------------------------------------
                                           Six Months
                                             Ended
                                         June 30, 2006                           Year Ended December 31,
                                          (Unaudited)        2005           2004           2003           2002          2001
                                          -----------       ------         ------         ------         ------        ------
Per Share Data:
   Net asset value,
     beginning of period                  $      10.55   $      10.83   $      10.88   $      10.86   $      10.60  $      10.55
                                          ------------   ------------   ------------   ------------   ------------  ------------
Income from investment operations:
   Net investment income                          0.25(3)        0.46           0.47(3)        0.49           0.56          0.62(3)
                                                    <F50>                         <F50>                                       <F50>
   Net realized and unrealized
     gains (losses) on investments               (0.25)         (0.27)         (0.05)          0.14           0.27          0.08(4)
                                                                                                                              <F51>
                                          ------------   ------------   ------------   ------------   ------------  ------------
   Total from investment operations               0.00           0.19           0.42           0.63           0.83          0.70
                                          ------------   ------------   ------------   ------------   ------------  ------------
Less distributions:
   Dividends from
     net investment income                       (0.24)         (0.47)         (0.47)         (0.49)         (0.56)        (0.62)
   Distributions from
     net realized gains                             --             --          (0.00)(2)      (0.12)         (0.01)        (0.03)
                                                                                   <F49>
                                          ------------   ------------   ------------   ------------   ------------  ------------
   Total distributions                           (0.24)         (0.47)         (0.47)         (0.61)         (0.57)        (0.65)
                                          ------------   ------------   ------------   ------------   ------------  ------------
Net asset value, end of period            $      10.31   $      10.55   $      10.83   $      10.88   $      10.86  $      10.60
                                          ------------   ------------   ------------   ------------   ------------  ------------
                                          ------------   ------------   ------------   ------------   ------------  ------------
Total return                                     0.05%(5)       1.77%          3.91%          5.89%          8.02%         6.68%
                                                    <F52>

Supplemental data and ratios:
   Net assets, end of period              $280,422,343   $231,800,807   $191,563,699   $149,836,855   $146,236,339  $ 89,682,104
   Ratio of expenses
     to average net assets                       0.30%(6)       0.30%          0.30%          0.30%          0.30%         0.30%
                                                    <F53>
   Ratio of net investment income
     to average net assets                       4.83%(6)       4.34%          4.32%          4.39%          5.20%         5.71%
                                                    <F53>
   Portfolio turnover rate(1)<F48>               17.7%(5)       42.1%          44.8%          64.4%          41.1%         79.5%
                                                    <F52>

(1)<F48> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(2)<F49>   Amount is less than $0.01.
(3)<F50>   Calculated using average shares outstanding during the period.
(4)<F51> The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(5)<F52>   Not annualized.
(6)<F53>   Annualized.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                            BAIRD INTERMEDIATE BOND FUND - INVESTOR CLASS
                                         ------------------------------------------------------------------------------------
                                           Six Months
                                             Ended
                                         June 30, 2006                           Year Ended December 31,
                                          (Unaudited)        2005           2004           2003           2002          2001
                                          -----------       ------         ------         ------         ------        ------
Per Share Data:
   Net asset value,
     beginning of period                  $      10.86   $      11.13   $      11.17   $      11.13   $      10.71  $      10.56
                                          ------------   ------------   ------------   ------------   ------------  ------------
Income from investment operations:
   Net investment income                          0.24(3)        0.45           0.45(3)        0.48           0.54(3)       0.59(3)
                                                    <F56>                         <F56>                         <F56>         <F56>
   Net realized and unrealized
     gains (losses) on investments               (0.25)         (0.28)         (0.05)          0.14           0.27          0.08(4)
                                                                                                                              <F57>
                                          ------------   ------------   ------------   ------------   ------------  ------------
   Total from investment operations              (0.01)          0.17           0.40           0.62           0.81          0.67
                                          ------------   ------------   ------------   ------------   ------------  ------------
Less distributions:
   Dividends from
     net investment income                       (0.23)         (0.44)         (0.44)         (0.46)         (0.38)        (0.49)
   Distributions from
     net realized gains                             --             --          (0.00)(2)      (0.12)         (0.01)        (0.03)
                                                                                   <F55>
                                          ------------   ------------   ------------   ------------   ------------  ------------
   Total distributions                           (0.23)         (0.44)         (0.44)         (0.58)         (0.39)        (0.52)
                                          ------------   ------------   ------------   ------------   ------------  ------------
Net asset value, end of period            $      10.62   $      10.86   $      11.13   $      11.17   $      11.13  $      10.71
                                          ------------   ------------   ------------   ------------   ------------  ------------
                                          ------------   ------------   ------------   ------------   ------------  ------------
Total return                                   (0.08)%(5)       1.56%          3.65%          5.61%          7.74%         6.43%
                                                    <F58>
Supplemental data and ratios:
   Net assets, end of period              $  1,670,324   $  2,829,659   $  3,012,328   $  1,321,648   $  1,127,162  $  1,189,191
   Ratio of expenses
     to average net assets                       0.55%(6)       0.55%          0.55%          0.55%          0.55%         0.55%
                                                    <F59>
   Ratio of net investment income
     to average net assets                       4.58%(6)       4.09%          4.07%          4.14%          4.95%         5.46%
                                                    <F59>
   Portfolio turnover rate(1)<F54>               17.7%(5)       42.1%          44.8%          64.4%          41.1%         79.5%
                                                    <F58>

(1)<F54> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(2)<F55>   Amount is less than $0.01.
(3)<F56>   Calculated using average shares outstanding during the period.
(4)<F57> The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(5)<F58>   Not annualized.
(6)<F59>   Annualized.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                           BAIRD AGGREGATE BOND FUND - INSTITUTIONAL CLASS
                                         ------------------------------------------------------------------------------------
                                           Six Months
                                             Ended
                                         June 30, 2006                           Year Ended December 31,
                                          (Unaudited)        2005           2004           2003           2002          2001
                                          -----------       ------         ------         ------         ------        ------
Per Share Data:
   Net asset value,
     beginning of period                  $      10.54   $      10.74   $      10.71   $      10.69   $      10.51  $      10.42
                                          ------------   ------------   ------------   ------------   ------------  ------------
Income from investment operations:
   Net investment income                          0.26(2)        0.49(2)        0.49(2)        0.56           0.62          0.68
                                                    <F61>          <F61>          <F61>
   Net realized and unrealized
     gains (losses) on investments               (0.31)         (0.19)          0.07           0.20           0.23          0.17
                                          ------------   ------------   ------------   ------------   ------------  ------------
   Total from investment operations              (0.05)          0.30           0.56           0.76           0.85          0.85
                                          ------------   ------------   ------------   ------------   ------------  ------------
Less distributions:
   Dividends from
     net investment income                       (0.25)         (0.49)         (0.50)         (0.56)         (0.62)        (0.67)
   Distributions from
     net realized gains                             --          (0.01)         (0.03)         (0.18)         (0.05)        (0.09)
                                          ------------   ------------   ------------   ------------   ------------  ------------
   Total distributions                           (0.25)         (0.50)         (0.53)         (0.74)         (0.67)        (0.76)
                                          ------------   ------------   ------------   ------------   ------------  ------------
Net asset value, end of period            $      10.24   $      10.54   $      10.74   $      10.71   $      10.69  $      10.51
                                          ------------   ------------   ------------   ------------   ------------  ------------
                                          ------------   ------------   ------------   ------------   ------------  ------------
Total return                                   (0.47)%(3)       2.85%          5.30%          7.19%          8.30%         8.33%
                                                    <F62>

Supplemental data and ratios:
   Net assets, end of period              $235,042,958   $227,132,399   $115,382,862   $ 91,550,534   $ 87,847,176  $ 83,392,652
   Ratio of expenses
     to average net assets                       0.30%(4)       0.30%          0.30%          0.30%          0.30%         0.30%
                                                    <F63>
   Ratio of net investment income
     to average net assets                       5.04%(4)       4.56%          4.58%          4.85%          5.75%         6.33%
                                                    <F63>
   Portfolio turnover rate(1)<F60>               23.2%(3)       46.0%          72.6%         106.7%          51.2%         79.2%
                                                    <F62>

(1)<F60> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(2)<F61>   Calculated using average shares outstanding throughout the period.
(3)<F62>   Not annualized.
(4)<F63>   Annualized.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                              BAIRD AGGREGATE BOND FUND - INVESTOR CLASS
                                         ------------------------------------------------------------------------------------
                                           Six Months
                                             Ended
                                         June 30, 2006                           Year Ended December 31,
                                          (Unaudited)        2005           2004           2003           2002          2001
                                          -----------       ------         ------         ------         ------        ------
Per Share Data:
   Net asset value,
  beginning of period                     $      10.75   $      10.95   $      10.88   $      10.84   $      10.57  $      10.43
                                          ------------   ------------   ------------   ------------   ------------  ------------
Income from investment operations:
   Net investment income                          0.25(2)        0.47(2)        0.48(2)        0.55           0.60(2)       0.65(2)
                                                    <F65>          <F65>          <F65>                         <F65>         <F65>
   Net realized and unrealized
     gains (losses) on investments               (0.30)         (0.19)          0.07           0.19           0.23          0.17
                                          ------------   ------------   ------------   ------------   ------------  ------------
   Total from investment operations              (0.05)          0.28           0.55           0.74           0.83          0.82
                                          ------------   ------------   ------------   ------------   ------------  ------------
Less distributions:
   Dividends from
     net investment income                       (0.24)         (0.47)         (0.45)         (0.52)         (0.51)        (0.59)
   Distributions from
     net realized gains                             --          (0.01)         (0.03)         (0.18)         (0.05)        (0.09)
                                          ------------   ------------   ------------   ------------   ------------  ------------
   Total distributions                           (0.24)         (0.48)         (0.48)         (0.70)         (0.56)        (0.68)
                                          ------------   ------------   ------------   ------------   ------------  ------------
Net asset value, end of period            $      10.46   $      10.75   $      10.95   $      10.88   $      10.84  $      10.57
                                          ------------   ------------   ------------   ------------   ------------  ------------
                                          ------------   ------------   ------------   ------------   ------------  ------------
Total return                                   (0.50)%(3)       2.54%          5.20%          6.95%          8.08%         7.98%
                                                    <F66>

Supplemental data and ratios:
   Net assets, end of period              $  1,135,371   $  1,289,926   $    708,858   $    719,844   $    845,481  $    166,622
   Ratio of expenses
     to average net assets                       0.55%(4)       0.55%          0.55%          0.55%          0.55%         0.55%
                                                    <F67>
   Ratio of net investment income
     to average net assets                       4.79%(4)       4.31%          4.33%          4.60%          5.50%         6.08%
                                                    <F67>
   Portfolio turnover rate(1)<F64>               23.2%(3)       46.0%          72.6%         106.7%          51.2%         79.2%
                                                    <F66>

(1)<F64> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(2)<F65>   Calculated using average shares outstanding during the period.
(3)<F66>   Not annualized.
(4)<F67>   Annualized.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                     BAIRD INTERMEDIATE MUNICIPAL BOND FUND - INSTITUTIONAL CLASS
                                         ---------------------------------------------------------------------------------------
                                                                                                                     March 30,
                                           Six Months                                                               2001(1)<F68>
                                             Ended                                                                    through
                                         June 30, 2006                           Year Ended December 31,            December 31,
                                          (Unaudited)        2005           2004           2003           2002          2001
                                          -----------       ------         ------         ------         ------        ------
Per Share Data:
   Net asset value,
     beginning of period                  $      10.56   $      10.81   $      10.91   $      10.86   $      10.25  $      10.00
                                          ------------   ------------   ------------   ------------   ------------  ------------
Income from investment operations:
   Net investment income                          0.19(2)        0.39(2)        0.40(2)        0.42(2)        0.43(2)       0.34(2)
                                                    <F69>          <F69>          <F69>          <F69>          <F69>         <F69>
   Net realized and unrealized
     gains (losses) on investments               (0.21)         (0.25)         (0.11)          0.10           0.64          0.17(3)
                                                                                                                              <F70>
                                          ------------   ------------   ------------   ------------   ------------  ------------
   Total from investment operations              (0.02)          0.14           0.29           0.52           1.07          0.51
                                          ------------   ------------   ------------   ------------   ------------  ------------
Less distributions:
   Dividends from
     net investment income                       (0.18)         (0.39)         (0.39)         (0.43)         (0.46)        (0.25)
   Distributions from
     net realized gains                             --             --             --          (0.04)         (0.00)(4)     (0.01)
                                                                                                                 <F71>
                                          ------------   ------------   ------------   ------------   ------------  ------------
   Total distributions                           (0.18)         (0.39)         (0.39)         (0.47)         (0.46)        (0.26)
                                          ------------   ------------   ------------   ------------   ------------  ------------
Net asset value, end of period            $      10.36   $      10.56   $      10.81   $      10.91   $      10.86  $      10.25
                                          ------------   ------------   ------------   ------------   ------------  ------------
                                          ------------   ------------   ------------   ------------   ------------  ------------
Total return                                   (0.15)%(5)       1.33%          2.69%          4.91%         10.72%         5.02%(5)
                                                    <F72>                                                                     <F72>
Supplemental data and ratios:
   Net assets, end of period              $ 74,047,017   $ 53,831,848   $ 36,889,211   $ 30,234,195   $ 31,221,508  $ 14,448,572
   Ratio of expenses
     to average net assets                       0.30%(6)       0.30%          0.30%          0.30%          0.30%         0.30%(6)
                                                    <F73>                                                                     <F73>
   Ratio of net investment income
     to average net assets                       3.72%(6)       3.64%          3.70%          3.88%          4.11%         4.32%(6)
                                                    <F73>                                                                     <F73>
   Portfolio turnover rate(7)<F74>                5.0%(5)       13.7%           4.2%          17.7%          32.6%         14.8%(5)
                                                    <F72>                                                                     <F72>

(1)<F68>   Commencement of operations.
(2)<F69>   Calculated using average shares outstanding during the period.
(3)<F70> The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(4)<F71>   Amount is less than $0.01.
(5)<F72>   Not annualized.
(6)<F73>   Annualized.
(7)<F74> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                         BAIRD INTERMEDIATE MUNICIPAL BOND FUND - INVESTOR CLASS
                                         ---------------------------------------------------------------------------------------
                                                                                                                     March 30,
                                           Six Months                                                               2001(1)<F75>
                                             Ended                        Year Ended December 31,                      through
                                         June 30, 2006      ---------------------------------------------------     December 31,
                                          (Unaudited)        2005           2004           2003           2002          2001
                                          -----------       ------         ------         ------         ------     ------------
Per Share Data:
   Net asset value,
     beginning of period                  $      10.75   $      10.99   $      11.09   $      11.02   $      10.27  $      10.00
                                          ------------   ------------   ------------   ------------   ------------  ------------
Income from investment operations:
   Net investment income                          0.18(2)        0.37(2)        0.38(2)        0.40(2)        0.41(2)       0.31(2)
                                                    <F76>          <F76>          <F76>          <F76>          <F76>         <F76>
   Net realized and unrealized
     gains (losses) on investments               (0.20)         (0.25)         (0.12)          0.10           0.64          0.17(3)
                                                                                                                              <F77>
                                          ------------   ------------   ------------   ------------   ------------  ------------
   Total from investment operations              (0.02)          0.12           0.26           0.50           1.05          0.48
                                          ------------   ------------   ------------   ------------   ------------  ------------
Less distributions:
   Dividends from
     net investment income                       (0.17)         (0.36)         (0.36)         (0.39)         (0.30)        (0.20)
   Distributions from
     net realized gains                             --             --             --          (0.04)         (0.00)(4)     (0.01)
                                                                                                                 <F78>
                                          ------------   ------------   ------------   ------------   ------------  ------------
   Total distributions                           (0.17)         (0.36)         (0.36)         (0.43)         (0.30)        (0.21)
                                          ------------   ------------   ------------   ------------   ------------  ------------
Net asset value, end of period            $      10.56   $      10.75   $      10.99   $      11.09   $      11.02  $      10.27
                                          ------------   ------------   ------------   ------------   ------------  ------------
                                          ------------   ------------   ------------   ------------   ------------  ------------
Total return                                   (0.18)%(5)       1.13%          2.40%          4.69%         10.46%         4.74%(5)
                                                    <F79>                                                                     <F79>
Supplemental data and ratios:
   Net assets, end of period              $  1,117,002   $  1,491,666   $  4,611,766   $    756,792   $    706,207  $    624,209
   Ratio of expenses
     to average net assets                       0.55%(6)       0.55%          0.55%          0.55%          0.55%         0.55%(6)
                                                    <F80>                                                                     <F80>
   Ratio of net investment income
     to average net assets                       3.47%(6)       3.39%          3.45%          3.63%          3.86%         4.07%(6)
                                                    <F80>                                                                     <F80>
   Portfolio turnover rate(7)<F81>                5.0%(5)       13.7%           4.2%          17.7%          32.6%         14.8%(5)
                                                    <F79>                                                                     <F79>

(1)<F75>   Commencement of operations.
(2)<F76>   Calculated using average shares outstanding during the period.
(3)<F77> The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(4)<F78>   Amount is less than $0.01.
(5)<F79>   Not annualized.
(6)<F80>   Annualized.
(7)<F81> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                           BAIRD CORE PLUS BOND FUND - INSTITUTIONAL CLASS
                                         ------------------------------------------------------------------------------------
                                           Six Months
                                             Ended
                                         June 30, 2006                           Year Ended December 31,
                                          (Unaudited)        2005           2004           2003           2002          2001
                                          -----------       ------         ------         ------         ------        ------
Per Share Data:
   Net asset value,
     beginning of period                  $      10.06   $      10.38   $      10.45   $      10.45   $      10.42  $      10.45
                                          ------------   ------------   ------------   ------------   ------------  ------------
Income from investment operations:
   Net investment income                          0.27(2)        0.51(2)        0.54           0.56           0.62          0.65
                                                    <F83>          <F83>
   Net realized and unrealized
     gains (losses) on investments               (0.25)         (0.28)          0.10           0.36           0.07          0.05
                                          ------------   ------------   ------------   ------------   ------------  ------------
   Total from investment operations               0.02           0.23           0.64           0.92           0.69          0.70
                                          ------------   ------------   ------------   ------------   ------------  ------------
Less distributions:
   Dividends from
     net investment income                       (0.26)         (0.54)         (0.53)         (0.56)         (0.62)        (0.66)
   Distributions from
     net realized gains                             --          (0.01)         (0.18)         (0.36)         (0.04)        (0.07)
                                          ------------   ------------   ------------   ------------   ------------  ------------
   Total distributions                           (0.26)         (0.55)         (0.71)         (0.92)         (0.66)        (0.73)
                                          ------------   ------------   ------------   ------------   ------------  ------------
Net asset value, end of period            $       9.82   $      10.06   $      10.38   $      10.45   $      10.45  $      10.42
                                          ------------   ------------   ------------   ------------   ------------  ------------
                                          ------------   ------------   ------------   ------------   ------------  ------------
Total return                                     0.27%(3)       2.23%          6.29%          8.94%          6.90%         6.84%
                                                    <F84>
Supplemental data and ratios:
   Net assets, end of period              $ 30,748,218   $ 32,173,459   $ 32,495,641   $ 42,709,634   $ 54,221,923  $ 69,182,002
   Ratio of expenses
     to average net assets                       0.30%(4)       0.30%          0.30%          0.30%          0.30%         0.30%
                                                    <F85>
   Ratio of net investment income
     to average net assets                       5.49%(4)       4.92%          4.85%          4.56%          6.03%         6.25%
                                                    <F85>
   Portfolio turnover rate(1)<F82>               36.0%(3)       37.6%          52.5%         103.1%          66.8%         47.0%
                                                    <F84>

(1)<F82> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(2)<F83>   Calculated using average shares outstanding during the period.
(3)<F84>   Not annualized.
(4)<F85>   Annualized.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                              BAIRD CORE PLUS BOND FUND - INVESTOR CLASS
                                         ------------------------------------------------------------------------------------
                                           Six Months
                                             Ended
                                         June 30, 2006                           Year Ended December 31,
                                          (Unaudited)        2005           2004           2003           2002          2001
                                          -----------       ------         ------         ------         ------        ------
Per Share Data:
   Net asset value,
     beginning of period                  $      10.30   $      10.62   $      10.67   $      10.65   $      10.49  $      10.45
                                          ------------   ------------   ------------   ------------   ------------  ------------
Income from investment operations:
   Net investment income                          0.26(2)        0.49(2)        0.53           0.53(2)        0.60(2)       0.64(2)
                                                    <F87>          <F87>                         <F87>          <F87>         <F87>
   Net realized and unrealized
     gains (losses) on investments               (0.24)         (0.29)          0.10           0.37           0.07          0.05
                                          ------------   ------------   ------------   ------------   ------------  ------------
   Total from investment operations               0.02           0.20           0.63           0.90           0.67          0.69
                                          ------------   ------------   ------------   ------------   ------------  ------------
Less distributions:
   Dividends from
     net investment income                       (0.25)         (0.51)         (0.50)         (0.52)         (0.47)        (0.58)
   Distributions from
     net realized gains                             --          (0.01)         (0.18)         (0.36)         (0.04)        (0.07)
                                          ------------   ------------   ------------   ------------   ------------  ------------
   Total distributions                           (0.25)         (0.52)         (0.68)         (0.88)         (0.51)        (0.65)
                                          ------------   ------------   ------------   ------------   ------------  ------------
Net asset value, end of period            $      10.07   $      10.30   $      10.62   $      10.67   $      10.65  $      10.49
                                          ------------   ------------   ------------   ------------   ------------  ------------
                                          ------------   ------------   ------------   ------------   ------------  ------------
Total return                                     0.23%(3)       1.93%          6.09%          8.60%          6.58%         6.70%
                                                    <F88>
Supplemental data and ratios:
   Net assets, end of period              $    297,205   $    449,709   $    125,847   $    124,481   $    296,026  $    258,351
   Ratio of expenses
     to average net assets                       0.55%(4)       0.55%          0.55%          0.55%          0.55%         0.55%
                                                    <F89>
   Ratio of net investment income
     to average net assets                       5.24%(4)       4.67%          4.60%          4.31%          5.78%         6.00%
                                                    <F89>
   Portfolio turnover rate(1)<F86>               36.0%(3)       37.6%          52.5%         103.1%          66.8%         47.0%
                                                    <F88>

(1)<F86> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(2)<F87>   Calculated using average shares outstanding during the period.
(3)<F88>   Not annualized.
(4)<F89>   Annualized.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                        BAIRD SHORT-TERM BOND FUND -
                                                            INSTITUTIONAL CLASS
                                           -------------------------------------------------------
                                             Six Months                              August 31,
                                               Ended             Year Ended         2004(1)<F90>
                                           June 30, 2006        December 31,          through
                                            (Unaudited)             2005         December 31, 2004
                                           -------------        ------------     -----------------
Per Share Data:
   Net asset value,
     beginning of period                   $       9.79         $      9.93          $     10.00
                                           ------------        ------------         ------------
Income from investment operations:
   Net investment income                           0.20                0.33                 0.08
   Net realized and unrealized
     losses on investments                        (0.07)              (0.15)               (0.07)
                                           ------------        ------------         ------------
   Total from investment operations                0.13                0.18                 0.01
                                           ------------        ------------         ------------
Less distributions:
   Dividends from net investment income           (0.20)              (0.32)               (0.08)
                                           ------------        ------------         ------------
Net asset value, end of period             $       9.72        $       9.79         $       9.93
                                           ------------        ------------         ------------
                                           ------------        ------------         ------------
Total return                                      1.31%(2)            1.85%                0.10%(2)
                                                     <F91>                                    <F91>
Supplemental data and ratios:
   Net assets, end of period               $128,135,573        $ 97,057,968         $ 31,973,000
   Ratio of expenses
     to average net assets                        0.30%(3)            0.30%                0.30%(3)
                                                     <F92>                                    <F92>
   Ratio of net investment income
     to average net assets                        4.29%(3)            3.52%                2.60%(3)
                                                     <F92>                                    <F92>
   Portfolio turnover rate(4)<F93>                16.5%(2)            31.8%                16.7%(2)
                                                     <F91>                                    <F91>

(1)<F90>   Commencement of operations.
(2)<F91>   Not annualized.
(3)<F92>   Annualized.
(4)<F93> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements

BAIRD FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS       JUNE 30, 2006 (UNAUDITED)

1.   ORGANIZATION

Baird Funds, Inc. (the "Corporation") was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the "1940 Act"). The accompanying financial statements include the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund, Baird Core Plus Bond Fund and Baird Short-Term Bond Fund (each, a "Fund" and collectively, the "Funds"), five of the eight portfolios comprising the Corporation, each of which is diversified within the meaning of the 1940 Act. Robert W. Baird & Co. Incorporated ("Baird" or the "Advisor") serves as investment advisor to the Funds.

The Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund commenced operations with the sale of both Institutional and Investor class shares on September 29, 2000. The Baird Intermediate Municipal Bond Fund commenced operations with the sale of both Institutional and Investor class shares on March 30, 2001. The Baird Short-Term Bond Fund commenced operations with the sale of Institutional Class Shares on August 31, 2004. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

The investment objective of the Baird Intermediate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index. The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt, including government and corporate securities, with maturities between one and ten years.

The investment objective of the Baird Aggregate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

The primary investment objective of the Baird Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax. A secondary objective is to provide total return with relatively low volatility of principal.

The investment objective of the Baird Core Plus Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers U.S. Universal Bond Index. The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

The investment objective of the Baird Short-Term Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers 1-3 Year Government/Credit Bond Index. The Lehman Brothers 1-3 Year Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and three years.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation - Because market quotations for most debt securities are not readily available, debt securities are stated at fair value as furnished by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as on market transactions and dealer quotations. Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium. Investments in mutual funds are valued at their stated net asset value. Common stocks that are listed on a securities exchange are valued at the last quoted sales price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange or traded on NASDAQ, are valued at the average of the current bid and asked price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation's Board of Directors. In accordance with such procedures, the Advisor may use broker quotes or, if the broker quotes are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor. In determining fair value, the valuation committee takes into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security's fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security.
     It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

b) Unregistered Securities - Four of the Funds own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Funds after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. The value of such securities for the Baird Intermediate Bond, Baird Aggregate Bond, Baird Core Plus Bond and Baird Short-Term Bond Funds were $14,164,343 (5.02% of net assets), $8,826,587 (3.74% of net assets), $2,025,389 (6.52% of net assets) and $5,210,534
     (4.07% of net assets), respectively, at June 30, 2006. Restricted securities may be deemed to be liquid as determined by the Advisor based on several factors. These securities generally consist of securities issued pursuant to Rule 144A under the Securities Act of 1933.

c) Foreign Securities - The Funds may invest in U.S. dollar-denominated debt obligations of foreign companies and foreign governments. Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include currency rate fluctuations, political and economic instability and differences in financial reporting standards and less strict regulation of securities markets. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of a Fund's securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.

d) Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

     On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. A tax position that meets the more-likely-than-not threshold is measured to determine the amount of benefit or expense to recognize in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and whether it will have any impact on the Funds' financial statements.

e) Allocation of Income and Expenses - Each Fund is charged for those expenses directly attributable to it. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares. Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets. Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets.

f) Distributions to Shareholders - Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

g) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified in the capital accounts.

i) Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be remote.

3.   CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

BAIRD INTERMEDIATE BOND FUND

                                      Six Months Ended                                                      Six Months Ended
                                        June 30, 2006                                                         June 30, 2006
                                ----------------------------                                           ---------------------------
INSTITUTIONAL CLASS SHARES           $              Shares            INVESTOR CLASS SHARES                $              Shares
                                ----------        ----------                                           ----------       ----------
Shares sold                    $ 65,342,439        6,269,085          Shares sold                     $     8,000              742
Shares issued through                                                 Shares issued through
  reinvestment of dividends       5,171,539          497,371            reinvestment of dividends          35,991            3,355
Shares redeemed                 (16,075,848)      (1,537,148)         Shares redeemed                  (1,153,255)        (107,361)
                               ------------       ----------                                          -----------         --------
Net Increase                   $ 54,438,130        5,229,308          Net Decrease                    $(1,109,264)        (103,264)
                               ------------                                                           -----------
                               ------------                                                           -----------
Shares Outstanding:                                                   Shares Outstanding:
   Beginning of period                            21,970,265             Beginning of period                               260,531
                                                  ----------                                                              --------
   End of period                                  27,199,573             End of period                                     157,267
                                                  ----------                                                              --------
                                                  ----------                                                              --------

                                         Year Ended                                                            Year Ended
                                      December 31, 2005                                                     December 31, 2005
                                ----------------------------                                           ---------------------------
INSTITUTIONAL CLASS SHARES           $              Shares            INVESTOR CLASS SHARES                $              Shares
                                ----------        ----------                                           ----------       ----------
Shares sold                    $ 71,323,424        6,670,157          Shares sold                     $   327,577           29,867
Shares issued through                                                 Shares issued through
  reinvestment of dividends       8,583,507          804,972            reinvestment of dividends          97,080            8,844
Shares redeemed                 (34,120,091)      (3,198,827)         Shares redeemed                    (534,264)         (48,785)
                               ------------       ----------                                          -----------          -------
Net Increase                   $ 45,786,840        4,276,302          Net Decrease                    $  (109,607)         (10,074)
                               ------------                                                           -----------
                               ------------                                                           -----------
Shares Outstanding:                                                   Shares Outstanding:
   Beginning of period                            17,693,963             Beginning of period                               270,605
                                                  ----------                                                               -------
   End of period                                  21,970,265             End of period                                     260,531
                                                  ----------                                                               -------
                                                  ----------                                                               -------

BAIRD AGGREGATE BOND FUND

                                      Six Months Ended                                                      Six Months Ended
                                        June 30, 2006                                                         June 30, 2006
                                ----------------------------                                           ---------------------------
INSTITUTIONAL CLASS SHARES           $              Shares            INVESTOR CLASS SHARES                $              Shares
                                ----------        ----------                                           ----------       ----------
Shares sold                    $ 41,969,433        4,036,210          Shares sold                       $ 275,099           25,902
Shares issued through                                                 Shares issued through
  reinvestment of dividends       5,052,234          488,129            reinvestment of dividends          24,457            2,312
Shares redeemed                 (32,421,100)      (3,133,190)         Shares redeemed                    (418,787)         (39,605)
                               ------------       ----------                                            ---------          -------
Net Increase                   $ 14,600,567        1,391,149          Net Decrease                      $(119,231)         (11,391)
                               ------------                                                             ---------
                               ------------                                                             ---------
Shares Outstanding:                                                   Shares Outstanding:
   Beginning of period                            21,554,417             Beginning of period                               119,948
                                                  ----------                                                               -------
   End of period                                  22,945,566             End of period                                     108,557
                                                  ----------                                                               -------
                                                  ----------                                                               -------

                                         Year Ended                                                            Year Ended
                                      December 31, 2005                                                     December 31, 2005
                                ----------------------------                                           ---------------------------
INSTITUTIONAL CLASS SHARES           $              Shares            INVESTOR CLASS SHARES                $              Shares
                                ----------        ----------                                           ----------       ----------
Shares sold                    $119,199,176       11,216,865          Shares sold                       $ 787,288           72,544
Shares issued through                                                 Shares issued through
  reinvestment of dividends       6,483,075          609,270            reinvestment of dividends          37,104            3,418
Shares redeemed                 (10,800,456)      (1,013,347)         Shares redeemed                    (228,296)         (20,735)
                               ------------       ----------                                            ---------          -------
Net Increase                   $114,881,795       10,812,788          Net Increase                      $ 596,096           55,227
                               ------------                                                             ---------
                               ------------                                                             ---------
Shares Outstanding:                                                   Shares Outstanding:
   Beginning of period                            10,741,629             Beginning of period                                64,721
                                                  ----------                                                               -------
   End of period                                  21,554,417             End of period                                     119,948
                                                  ----------                                                               -------
                                                  ----------                                                               -------

BAIRD INTERMEDIATE MUNICIPAL BOND FUND

                                      Six Months Ended                                                      Six Months Ended
                                        June 30, 2006                                                         June 30, 2006
                                ----------------------------                                           ---------------------------
INSTITUTIONAL CLASS SHARES           $              Shares            INVESTOR CLASS SHARES                $              Shares
                                ----------        ----------                                           ----------       ----------
Shares sold                    $ 26,658,849        2,536,984          Shares sold                     $    91,650            8,500
Shares issued through                                                 Shares issued through
  reinvestment of dividends         959,545           91,671            reinvestment of dividends          14,117            1,322
Shares redeemed                  (6,078,219)        (579,854)         Shares redeemed                    (456,382)         (42,696)
                               ------------        ---------                                          -----------          -------
Net Increase                   $ 21,540,175        2,048,801          Net Decrease                    $  (350,615)         (32,874)
                               ------------                                                           -----------
                               ------------                                                           -----------
Shares Outstanding:                                                   Shares Outstanding:
   Beginning of period                             5,095,975             Beginning of period                               138,700
                                                   ---------                                                               -------
   End of period                                   7,144,776             End of period                                     105,826
                                                   ---------                                                               -------
                                                   ---------                                                               -------

                                         Year Ended                                                            Year Ended
                                      December 31, 2005                                                     December 31, 2005
                                ----------------------------                                           ---------------------------
INSTITUTIONAL CLASS SHARES           $              Shares            INVESTOR CLASS SHARES                $              Shares
                                ----------        ----------                                           ----------       ----------
Shares sold                    $ 28,720,646        2,699,678          Shares sold                     $ 1,140,700          104,296
Shares issued through                                                 Shares issued through
  reinvestment of dividends       1,391,125          130,582           reinvestment of dividends           49,411            4,548
Shares redeemed                 (12,175,572)      (1,147,777)         Shares redeemed                  (4,231,391)        (389,626)
                               ------------       ----------                                          -----------         --------
Net Increase                   $ 17,936,199        1,682,483          Net Decrease                    $(3,041,280)        (280,782)
                               ------------                                                           -----------
                               ------------                                                           -----------
Shares Outstanding:                                                   Shares Outstanding:
   Beginning of period                             3,413,492             Beginning of period                               419,482
                                                  ----------                                                              --------
   End of period                                   5,095,975             End of period                                     138,700
                                                  ----------                                                              --------
                                                  ----------                                                              --------

BAIRD CORE PLUS BOND FUND

                                      Six Months Ended                                                      Six Months Ended
                                        June 30, 2006                                                         June 30, 2006
                                ----------------------------                                           ---------------------------
INSTITUTIONAL CLASS SHARES           $              Shares            INVESTOR CLASS SHARES                $              Shares
                                ----------        ----------                                           ----------       ----------
Shares sold                    $ 13,999,114        1,419,751          Shares sold                       $  55,831            5,471
Shares issued through                                                 Shares issued through
  reinvestment of dividends         521,157           52,666            reinvestment of dividends           6,728              662
Shares redeemed                 (15,295,890)      (1,540,165)         Shares redeemed                    (207,946)         (20,272)
Other capital                                                         Other capital
  contributions(1)<F94>                  71               --            contributions(1)<F94>                   1               --
                               ------------       ----------                                            ---------          -------
Net Decrease                   $   (775,548)         (67,748)         Net Decrease                      $(145,386)         (14,139)
                               ------------                                                             ---------
                               ------------                                                             ---------
Shares Outstanding:                                                   Shares Outstanding:
   Beginning of period                             3,199,736             Beginning of period                                43,664
                                                  ----------                                                               -------
   End of period                                   3,131,988             End of period                                      29,525
                                                  ----------                                                               -------
                                                  ----------                                                               -------

                                         Year Ended                                                            Year Ended
                                      December 31, 2005                                                     December 31, 2005
                                ----------------------------                                           ---------------------------
INSTITUTIONAL CLASS SHARES           $              Shares            INVESTOR CLASS SHARES                $              Shares
                                ----------        ----------                                           ----------       ----------
Shares sold                    $  3,826,490          370,555          Shares sold                       $ 388,900           36,683
Shares issued through                                                 Shares issued through
  reinvestment of dividends         923,131           90,264            reinvestment of dividends          13,342            1,281
Shares redeemed                  (4,036,994)        (391,795)         Shares redeemed                     (63,734)          (6,148)
                               ------------        ---------                                            ---------          -------
Net Increase                   $    712,627           69,024          Net Increase                      $ 338,508           31,816
                               ------------                                                             ---------
                               ------------                                                             ---------
Shares Outstanding:                                                   Shares Outstanding:
   Beginning of period                             3,130,712             Beginning of period                                11,848
                                                   ---------                                                               -------
   End of period                                   3,199,736             End of period                                      43,664
                                                   ---------                                                               -------
                                                   ---------                                                               -------

(1)<F94>   Reimbursement for NAV Break.

BAIRD SHORT-TERM BOND FUND

                                      Six Months Ended                                                         Year Ended
                                        June 30, 2006                                                       December 31, 2005
                                ----------------------------                                           ---------------------------
INSTITUTIONAL CLASS SHARES           $              Shares            INSTITUTIONAL CLASS SHARES           $              Shares
                                ----------        ----------                                           ----------       ----------
Shares sold                    $ 48,730,394        4,991,915          Shares sold                    $ 81,066,185        8,221,158
Shares issued through                                                 Shares issued through
  reinvestment of dividends       2,282,162          234,287            reinvestment of dividends       2,142,819          217,900
Shares redeemed                 (19,125,617)      (1,960,131)         Shares redeemed                 (17,200,778)      (1,746,644)
                               ------------       ----------                                         ------------       ----------
Net Increase                   $ 31,886,939        3,266,071          Net Increase                   $ 66,008,226        6,692,414
                               ------------                                                          ------------
                               ------------                                                          ------------
Shares Outstanding:                                                   Shares Outstanding:
   Beginning of period                             9,912,823             Beginning of period                             3,220,409
                                                  ----------                                                            ----------
   End of period                                  13,178,894          End of period                                      9,912,823
                                                  ----------                                                            ----------
                                                  ----------                                                            ----------

4.   INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the period ended June 30, 2006, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                                  Baird
                            Baird              Baird          Intermediate            Baird               Baird
                         Intermediate        Aggregate          Municipal           Core Plus          Short-Term
                          Bond Fund          Bond Fund          Bond Fund           Bond Fund           Bond Fund
                         ------------        ---------        ------------          ---------          ----------
Purchases:
   U.S. Government       $33,158,253        $17,042,863        $        --         $5,619,795          $ 9,988,187
   Other                 $56,225,246        $51,442,298        $22,176,776         $4,150,926          $35,930,144
Sales:
   U.S. Government       $23,089,075        $36,122,313        $        --         $5,812,589          $ 6,357,764
   Other                 $19,710,624        $15,654,196        $ 3,117,925         $5,542,303          $10,715,319

At December 31, 2005, gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes were as follows:

                                                                                INTERMEDIATE
                                           INTERMEDIATE       AGGREGATE          MUNICIPAL           CORE PLUS         SHORT-TERM
                                             BOND FUND        BOND FUND          BOND FUND           BOND FUND         BOND FUND
                                           ------------       ---------         ------------         ---------         ----------
Cost of Investments                        $239,607,514      $227,139,832        $53,915,238        $32,740,923        $98,961,175
                                           ------------      ------------        -----------        -----------        -----------
                                           ------------      ------------        -----------        -----------        -----------
Gross unrealized appreciation              $  2,412,159      $  2,579,325        $   457,271        $   839,033        $    30,812
Gross unrealized depreciation                (4,645,163)       (3,366,537)          (421,253)        (1,136,777)        (1,047,015)
                                           ------------      ------------        -----------        -----------        -----------
Net unrealized appreciation/depreciation   $ (2,233,004)     $   (787,212)       $    36,018        $  (297,744)       $(1,016,203)
                                           ------------      ------------        -----------        -----------        -----------
                                           ------------      ------------        -----------        -----------        -----------
Undistributed ordinary income              $    154,379      $     10,472        $    19,139        $        --        $    40,220
Undistributed long-term capital gain                 --           121,173                 --                 --                 --
                                           ------------      ------------        -----------        -----------        -----------
Total distributable earnings               $    154,379      $    131,645        $    19,139        $        --        $    40,220
                                           ------------      ------------        -----------        -----------        -----------
                                           ------------      ------------        -----------        -----------        -----------
Other accumulated gains (losses)           $ (1,500,534)     $    (27,296)       $  (229,735)       $   (27,460)       $  (152,560)
                                           ------------      ------------        -----------        -----------        -----------
Total accumulated earnings (losses)        $ (3,579,159)     $   (682,863)       $  (174,578)       $  (325,204)       $(1,128,543)
                                           ------------      ------------        -----------        -----------        -----------
                                           ------------      ------------        -----------        -----------        -----------

Undistributed income or net realized gains for financial statement purposes may differ from federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items for financial statement and tax purposes.

The tax components of dividends paid during the periods ended June 30, 2006 and December 31, 2005 were:

                                                          2006                                    2005
                                           ---------------------------------       ---------------------------------
                                              ORDINARY           LONG-TERM            ORDINARY           LONG-TERM
                                               INCOME          CAPITAL GAINS           INCOME          CAPITAL GAINS
                                           DISTRIBUTIONS       DISTRIBUTIONS       DISTRIBUTIONS       DISTRIBUTIONS
                                           -------------       -------------       -------------       -------------
Baird Intermediate Bond Fund                 $5,940,139          $       --          $9,582,892          $       --
Baird Aggregate Bond Fund                    $5,709,024          $       --          $7,047,543          $  150,599
Baird Intermediate Municipal Bond Fund       $       --          $       --          $       --          $       --
Baird Core Plus Bond Fund                    $  774,158          $       --          $1,707,672          $   21,671
Baird Short-Term Bond Fund                   $2,328,226          $       --          $2,308,315          $       --

For the periods ended June 30, 2006 and December 31, 2005, distributions of $1,204,857 and $1,742,374, respectively, from the Baird Intermediate Municipal Bond Fund were tax-exempt.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2005, the Baird Intermediate Bond, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond, Baird Core Plus Bond Fund and Baird Short-Term Bond Funds elected to defer capital losses occurring between November 1, 2005 and December 31, 2005 in the amount of $79,987, $24,385, $38,449, $21,481 and $85,220, respectively.

At December 31, 2005, the Baird Intermediate Bond, Baird Intermediate Municipal Bond, Baird Core Plus Bond and Baird Short-Term Bond Funds had accumulated net realized capital loss carryovers of $1,423,683, $191,286, $5,975 and $67,340, respectively. With respect to the Baird Intermediate Bond Fund, $485,569 of the capital loss carryover expires in 2012 and $938,114 expires in 2013. With respect to the Baird Intermediate Municipal Bond Fund, $6,626 of the capital loss carryover expires in 2012 and $184,660 in 2013. With respect to the Baird Core Plus Bond Fund, $5,975 of the capital loss carryover expires in 2013. With respect to the Baird Short-Term Bond Fund, $8,150 of the capital loss carryover expires in 2012 and $59,190 expires in 2013. To the extent these Funds realize future net capital gains, those gains will be offset by any unused capital loss carryforward.

5.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund, Baird Core Plus Bond Fund and Baird Short-Term Bond Fund as applied to the respective Fund's average daily net assets. Certain officers of the Advisor are also officers of the Funds.

The Funds have entered into an Administration Agreement with Baird. Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees and fees under the 12b-1 plan. Pursuant to the Administration Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund, Baird Core Plus Bond Fund and Baird Short-Term Bond Fund as applied to the respective Fund's average daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

Baird (the "Distributor") is the distributor of the Funds pursuant to a distribution agreement.

6.   SECURITIES LENDING

Each Fund may lend up to one-third of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by U.S. Bancorp Asset Management, an affiliate of the Funds' custodian, transfer agent and administrator. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security, length of the loan and credit standing of the borrower. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Each Fund has the right under the terms of the securities lending agreement to recover the securities from the borrower on demand.

As of June 30, 2006, the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund and Baird Short-Term Bond Fund had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the custodian with the approval of the Advisor. Although the cash collateral is generally invested in readily marketable, high quality, short-term obligations, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although this risk is mitigated by the collateral and by contract with the securities lending agent.

As of June 30, 2006, the market value of the securities on loan and payable on collateral due to broker were as follows:

                                    MARKET VALUE OF      PAYABLE ON COLLATERAL
                                  SECURITIES ON LOAN         DUE TO BROKER
                                  ------------------     ---------------------
Baird Intermediate Bond Fund          $74,677,374             $76,349,498
Baird Aggregate Bond Fund              38,850,075              39,582,381
Baird Core Plus Bond Fund               7,591,608               7,759,174
Baird Short-Term Bond Fund             36,014,146              36,943,281

Individual reinvested cash collateral jointly pooled with collateral received by other Baird Funds as of June 30, 2006 is as follows:

                                  INTERMEDIATE      AGGREGATE        CORE PLUS       SHORT-TERM          OTHER
                                   BOND FUND        BOND FUND        BOND FUND        BOND FUND       BAIRD FUNDS        TOTAL
                                  ------------      ---------        ---------       ----------       -----------        -----
Concord Minutemen Capital
Company Interest Bearing
Commercial Paper                  $ 3,817,925      $ 1,979,352       $  388,004      $ 1,847,382      $ 3,967,337     $ 12,000,000

Duke Funding High Grade
Discount Commercial Paper           3,499,764        1,814,406          355,671        1,693,433        3,636,726       11,000,000

Laguna ABS CDO Discount
Commercial Paper                    3,181,604        1,649,460          323,337        1,539,485        3,306,114       10,000,000

Lakeside Funding LLC Interest
Bearing Commercial Paper            2,545,283        1,319,568          258,670        1,231,588        2,644,891        8,000,000

Federated Prime
Obligations Fund                      278,604          144,439           28,314          134,808          289,507          875,672

Rams Funding LLC Discount
Commercial Paper                    3,499,764        1,814,406          355,671        1,693,433        3,636,726       11,000,000

Thornburg Mortgage Capital
Discount Commercial Paper           3,499,764        1,814,406          355,671        1,693,433        3,636,726       11,000,000

CS First Boston
Repurchase Agreement(1)<F95>        7,954,010        4,123,651          808,342        3,848,712        8,265,285       25,000,000

Lehman Brothers
Repurchase Agreement(2)<F96>       11,135,614        5,773,111        1,131,679        5,388,197       11,571,399       35,000,000

Merrill Lynch Premier
Institutional Fund                     30,561           15,844            3,106           14,787           31,756           96,054

Morgan Stanley
Repurchase Agreement(3)<F97>       25,134,671       13,030,736        2,554,362       12,161,930       26,118,301       79,000,000

Antalis Fund                        3,181,604        1,649,460          323,337        1,539,485        3,306,114       10,000,000

Fenway Fund                         3,499,764        1,814,406          355,671        1,693,433        3,636,726       11,000,000

Morton International Inc.
Short-Term Loan Notes               1,590,802          824,730          161,668          769,742        1,653,058        5,000,000

Stratford Receivables Co.,
LLC Liquidity Notes                 3,499,764        1,814,406          355,671        1,693,433        3,636,726       11,000,000
                                  -----------      -----------       ----------      -----------      -----------     ------------
                                  $76,349,498      $39,582,381       $7,759,174      $36,943,281      $79,337,392     $239,971,726
                                  -----------      -----------       ----------      -----------      -----------     ------------
                                  -----------      -----------       ----------      -----------      -----------     ------------

(1)<F95>   (Dated 06/30/06), 5.36%, Due 07/03/06 (Repurchase Proceeds
           $25,011,019), (Collateralized by Agency Mortgage-Backed Securities)
(2)<F96>   (Dated 06/30/06), 5.43%, Due 07/03/06 (Repurchase Proceeds
           $35,015,621), (Collateralized by Various Corporate Bonds)
(3)<F97>   (Dated 06/30/06), 5.39%, Due 07/03/06 (Repurchase Proceeds
           $79,034,998), (Collateralized by Agency Mortgage-Backed Securities)

7.   DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds' Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds' Investor Class Shares. The Baird Intermediate Bond, Baird Aggregate Bond, Baird Intermediate Municipal Bond and Baird Core Plus Bond Funds incurred $2,828, $1,550, $1,654 and $416, respectively, in fees pursuant to the Plan during the period ending June 30, 2006.

                             ADDITIONAL INFORMATION

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds' website at www.bairdfunds.com; and by accessing the SEC's website at www.sec.gov.

Each Fund's proxy voting record, if applicable, is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds' website at www.bairdfunds.com; and by accessing the SEC's website at www.sec.gov. The Funds generally do not vote proxies because the securities held in their portfolios, consisting of bonds and other fixed-income securities, are not entitled to vote.

PORTFOLIO HOLDINGS DISCLOSURE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Funds' Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

                               BAIRD FUNDS, INC.

                      c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                        Milwaukee, Wisconsin 53201-0701
                                 1-866-44BAIRD

BOARD OF DIRECTORS
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
George C. Kaiser
Frederick P. Stratton, Jr.

INVESTMENT ADVISOR AND DISTRIBUTOR
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

LEGAL COUNSEL
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Grant Thornton LLP
175 West Jackson Boulevard, 20th Floor
Chicago, Illinois 60604

(BAIRD FUNDS LOGO)

SEMI-ANNUAL REPORT
June 30, 2006

Baird LargeCap Fund
Baird MidCap Fund
Baird SmallCap Fund

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
BAIRD LARGECAP FUND                                                           1
BAIRD MIDCAP FUND                                                             5
BAIRD SMALLCAP FUND                                                           9
ADDITIONAL INFORMATION ON FUND EXPENSES                                      13
STATEMENTS OF ASSETS AND LIABILITIES                                         15
STATEMENTS OF OPERATIONS                                                     16
STATEMENTS OF CHANGES IN NET ASSETS                                          17
FINANCIAL HIGHLIGHTS                                                         20
NOTES TO THE FINANCIAL STATEMENTS                                            26
ADDITIONAL INFORMATION                                                       35

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

CAUTIONARY NOTE ON ANALYSES, OPINIONS AND OUTLOOKS:  In this report we offer
---------------------------------------------------
analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events. These can generally be identified as such because the context of the statements may include such words as "believe," "should," "will," "expects," "anticipates," "hopes" and words of similar effect. These statements reflect the portfolio managers' good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers' analyses, opinions and outlooks are or will prove to be inaccurate. It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds. Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

BAIRD LARGECAP FUND

A June 30, 2006 summary of the Fund's top 10 holdings and equity sector analysis compared to the Russell 1000 Growth Index and the S&P 500 Index is shown below.

TOP 10 HOLDINGS*<F98>

Genentech, Inc.                                         3.8%
Illinois Tool Works, Inc.                               3.6%
General Electric Company                                3.5%
Emerson Electric Company                                3.4%
Best Buy Co., Inc.                                      2.9%
Exxon Mobil Corporation                                 2.8%
Medtronic, Inc.                                         2.8%
PepsiCo, Inc.                                           2.8%
Staples, Inc.                                           2.7%
Proctor & Gamble Company                                2.7%

NET ASSETS:                                      $25,803,138
PORTFOLIO TURNOVER RATIO:                              26.0%#<F3>
NUMBER OF EQUITY HOLDINGS:                                42

ANNUALIZED PORTFOLIO EXPENSE RATIO:***<F1>
INSTITUTIONAL CLASS:                                   0.75%
INVESTOR CLASS:                                        1.00%****<F2>

EQUITY SECTOR ANALYSIS**<F99>

                                                  Russell 1000
                                 LargeCap Fund    Growth Index    S&P 500 Index
                                 -------------    ------------    -------------
Consumer Discretionary               13.1%           13.9%            10.2%
Consumer Staples                     10.8%           12.3%             9.6%
Energy                                6.7%            4.1%            10.2%
Financials                           10.3%            6.8%            21.4%
Health Care                          18.0%           18.6%            12.3%
Industrials                          15.9%           15.6%            11.7%
Information Technology               22.6%           25.2%            14.9%
Materials                             2.6%            2.2%             3.1%
Telecommunication Services            0.0%            0.6%             3.3%
Utilities                             0.0%            0.7%             3.4%

  *<F98> The Fund's portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security. Percentages shown relate to the Fund's total net assets as of June 30, 2006.
 **<F99> Percentages shown in parentheses relate to the Fund's total equity investments as of June 30, 2006, and may not add up to 100% due to rounding.
 ***<F1> The Advisor has contractually agreed to limit the Fund's total annual fund operating expenses to 0.75% of average daily net assets for the Institutional Class shares and 1.00% of average daily net assets for the Investor Class shares, at least through April 30, 2007.
****<F2>   Includes 0.25% 12b-1 fee.
   #<F3>   Not annualized.

BAIRD LARGECAP FUND

AVERAGE ANNUAL TOTAL RETURNS

                                                                    SINCE
For the Periods Ended June 30, 2006    ONE YEAR   FIVE YEARS   INCEPTION(1)<F4>
-----------------------------------    --------   ----------   ----------------
Baird LargeCap Fund -
  Institutional Class Shares             1.53%      -0.98%          -3.23%
Baird LargeCap Fund -
  Investor Class Shares                  1.41%      -1.23%          -3.49%
Russell 1000 Growth Index(2)<F5>         6.12%      -0.76%          -7.24%
S&P 500 Index(3)<F6>                     8.63%       2.49%          -0.48%

(1)<F4> For the period from September 29, 2000 (commencement of operations) through June 30, 2006.
(2)<F5> The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth rates. The Russell 1000 Index consists of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index, which in turn is comprised of the 3,000 largest U.S. domiciled publicly traded common stocks by market capitalization. These indices do not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible. The Russell 1000 Growth Index has been selected to replace the S&P 500 Index as the Fund's primary benchmark beginning in 2006 because the Russell 1000 Growth Index more accurately represents the performance of growth-style stocks in which the Fund invests.
(3)<F6> The S&P 500 Index is an unmanaged, market-value weighted index of 500 stocks chosen by Standard & Poor's on the basis of market size, liquidity and industry group representation. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE RETURNS SHOWN IN THE TABLE ABOVE REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

FOR INFORMATION ABOUT THE PERFORMANCE OF THE FUND AS OF THE MOST RECENT MONTH-END, PLEASE CALL 1-866-44BAIRD OR VISIT WWW.BAIRDFUNDS.COM.

BAIRD LARGECAP FUND

SCHEDULE OF INVESTMENTS       JUNE 30, 2006 (UNAUDITED)

 Shares                                                               Value
 ------                                                               -----
COMMON STOCKS - 97.0%

AIR FREIGHT & LOGISTICS - 2.4%
   7,417    United Parcel
            Service, Inc. - Class B                                $   610,642
                                                                   -----------
BEVERAGES - 2.7%
  11,800    PepsiCo, Inc.                                              708,472
                                                                   -----------
BIOTECHNOLOGY - 6.1%
   9,434    Amgen, Inc.*<F7>                                           615,380
  11,870    Genentech, Inc.*<F7>                                       970,966
                                                                   -----------
                                                                     1,586,346
                                                                   -----------
CAPITAL MARKETS - 1.5%
   3,900    Legg Mason, Inc.                                           388,128
                                                                   -----------
CHEMICALS - 2.6%
  12,280    Praxair, Inc.                                              663,120
                                                                   -----------
COMMERCIAL BANKS - 1.5%
   5,882    Wells Fargo & Company                                      394,564
                                                                   -----------
COMMUNICATIONS EQUIPMENT - 6.5%
  29,680    Cisco Systems, Inc.*<F7>                                   579,650
  21,700    Corning Incorporated*<F7>                                  524,923
  14,380    QUALCOMM Inc.                                              576,207
                                                                   -----------
                                                                     1,680,780
                                                                   -----------
COMPUTERS & PERIPHERALS - 1.5%
   6,700    Apple Computer, Inc.*<F7>                                  382,704
                                                                   -----------
CONSUMER FINANCE - 2.5%
   7,400    Capital One
            Financial Corporation                                      632,330
                                                                   -----------
DIVERSIFIED FINANCIAL SERVICES - 2.0%
  10,676    Citigroup, Inc.                                            515,010
                                                                   -----------
ELECTRICAL EQUIPMENT - 3.3%
  10,300    Emerson Electric Company                                   863,243
                                                                   -----------
ENERGY EQUIPMENT & SERVICES - 2.2%
  15,150    BJ Services Company                                        564,489
                                                                   -----------
FOOD & STAPLES RETAILING - 5.0%
  21,300    Sysco Corporation                                          650,928
  14,200    Walgreen Company                                           636,728
                                                                   -----------
                                                                     1,287,656
                                                                   -----------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.0%
  15,265    Medtronic, Inc.                                            716,234
  10,050    Zimmer Holdings, Inc.*<F7>                                 570,036
                                                                   -----------
                                                                     1,286,270
                                                                   -----------
HEALTH CARE PROVIDERS & SERVICES - 2.6%
  13,240    Caremark Rx, Inc.*<F7>                                     660,279
                                                                   -----------
HOTELS RESTAURANTS & LEISURE - 2.1%
  14,000    Starbucks Corporation*<F7>                                 528,640
                                                                   -----------
HOUSEHOLD PRODUCTS - 2.7%
  12,650    Procter &
            Gamble Company                                             703,340
                                                                   -----------
INDUSTRIAL CONGLOMERATES - 3.5%
  27,040    General Electric Company                                   891,238
                                                                   -----------
INSURANCE - 2.5%
  14,040    AFLAC, Incorporated                                        650,754
                                                                   -----------
INTERNET SOFTWARE & SERVICES - 2.2%
  17,300    Yahoo!, Inc.*<F7>                                          570,900
                                                                   -----------
IT SERVICES - 2.1%
  14,200    Paychex, Inc.                                              553,516
                                                                   -----------
MACHINERY - 5.2%
  19,460    Illinois Tool Works, Inc.                                  924,350
   8,200    ITT Industries, Inc.                                       405,900
                                                                   -----------
                                                                     1,330,250
                                                                   -----------
MULTILINE RETAIL - 5.0%
  11,200    Kohl's Corporation.*<F7>                                   662,144
  13,080    Target Corporation                                         639,220
                                                                   -----------
                                                                     1,301,364
                                                                   -----------
OIL & GAS - 4.3%
   5,680    Apache Corporation                                         387,660
  11,810    Exxon Mobil Corporation                                    724,543
                                                                   -----------
                                                                     1,112,203
                                                                   -----------
PHARMACEUTICALS - 3.8%
   9,000    Abbott Laboratories                                        392,490
  11,010    Novartis AG - ADR F<F8>                                    593,659
                                                                   -----------
                                                                       986,149
                                                                   -----------
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 3.9%
  15,160    Maxim Integrated
            Products, Inc.                                             486,788
  17,500    Texas Instruments
            Incorporated*<F7>                                          530,075
                                                                   -----------
                                                                     1,016,863
                                                                   -----------
SOFTWARE - 5.6%
   9,500    Electronic Arts Inc.*<F7>                                  408,880
  29,670    Microsoft Corporation                                      691,311
  22,720    Symantec Corporation*<F7>                                  353,069
                                                                   -----------
                                                                     1,453,260
                                                                   -----------
SPECIALTY RETAIL - 5.6%
  13,480    Best Buy Co., Inc.                                         739,243
  29,000    Staples, Inc.                                              705,280
                                                                   -----------
                                                                     1,444,523
                                                                   -----------
TRADING COMPANIES & DISTRIBUTORS - 1.1%
   6,800    Fastenal Company                                           273,972
                                                                   -----------
            Total Common Stocks
            (Cost $21,377,239)                                      25,041,005
                                                                   -----------
COLLATERAL POOL INVESTMENT
FOR SECURITIES ON LOAN - 44.8%
(Cost $11,549,584)
(Please Refer to Note 6)                                            11,549,584
                                                                   -----------
Principal
 Amount
---------
SHORT-TERM INVESTMENTS - 2.1%

MONEY MARKET FUNDS - 2.1%
$540,958    Short-Term Investment
            Company Liquid Assets
            Portfolio - AIM Fund                                       540,958
                                                                   -----------
            Total Short-Term
            Investments
            (Cost $540,958)                                            540,958
                                                                   -----------
            Total Investments
            (Cost $33,467,781) -
            143.9%                                                  37,131,547
                                                                   -----------
            Liabilities in Excess of
            Other Assets - (43.9)%                                 (11,328,409)
                                                                   -----------
            TOTAL NET
            ASSETS - 100.0%                                        $25,803,138
                                                                   -----------
                                                                   -----------

ADR - American Depository Receipt
*<F7>  Non Income Producing
F<F8>  Foreign Security

                     See notes to the financial statements

BAIRD MIDCAP FUND

A June 30, 2006 summary of the Fund's top 10 holdings and equity sector analysis compared to the Russell Midcap Growth Index and the S&P MidCap 400 Index is shown below.

TOP 10 HOLDINGS*<F9>

Smith International, Inc.                               3.2%
United Natural Foods, Inc.                              3.2%
Dick's Sporting Goods, Inc.                             3.0%
Alliance Data Systems Corporation                       2.8%
ResMed, Inc.                                            2.8%
Harman International
  Industries, Incorporated                              2.8%
Wintrust Financial Corporation                          2.7%
Cameron International Corporation                       2.7%
Brady Corporation - Class A                             2.7%
Zions Bancorporation                                    2.6%

NET ASSETS:                                      $96,936,555
PORTFOLIO TURNOVER RATIO:                              41.7%#<F13>
NUMBER OF EQUITY HOLDINGS:                                45

ANNUALIZED PORTFOLIO EXPENSE RATIO:***<F11>
INSTITUTIONAL CLASS:                                   0.85%
INVESTOR CLASS:                                        1.10%****<F12>

EQUITY SECTOR ANALYSIS**<F10>

                                                 Russell Midcap
                                   MidCap Fund    Growth Index    S&P 400 Index
                                   -----------   --------------   -------------
Consumer Discretionary                20.1%          20.8%            14.3%
Consumer Staples                       3.3%           2.5%             1.9%
Energy                                10.0%          10.9%            10.5%
Financials                            12.8%           9.4%            17.5%
Health Care                           15.8%          15.8%            10.3%
Industrials                           17.0%          14.3%            16.3%
Information Technology                21.0%          20.7%            15.8%
Materials                              0.0%           3.3%             5.0%
Telecommunication Services             0.0%           1.4%             0.5%
Utilities                              0.0%           1.0%             7.9%

     *<F9> The Fund's portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security. Percentages shown relate to the Fund's total net assets as of June 30, 2006.
   **<F10> Percentages shown in parentheses relate to the Fund's total equity investments as of June 30, 2006, and may not add up to 100% due to rounding.
  ***<F11> The Advisor has contractually agreed to limit the Fund's total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through April 30, 2007.
 ****<F12>  Includes 0.25% 12b-1 fee.
    #<F13>  Not annualized.

BAIRD MIDCAP FUND

AVERAGE ANNUAL TOTAL RETURNS

                                                                    SINCE
For the Periods Ended June 30, 2006    ONE YEAR   FIVE YEARS  INCEPTION(1)<F14>
-----------------------------------    --------   ----------  -----------------
Baird MidCap Fund -
  Institutional Class Shares            12.13%      4.98%           3.31%
Baird MidCap Fund -
  Investor Class Shares                 11.76%      4.74%           3.07%
Russell Midcap Growth Index(2)<F15>     13.04%      4.76%           1.23%
S&P MidCap 400 Index(3)<F16>            12.98%      9.30%           8.24%

(1)<F14> For the period from December 29, 2000 (commencement of operations) through June 30, 2006.
(2)<F15> The Russell Midcap Growth Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth rates. The Russell Midcap Index consists of the 800 smallest companies in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the Russell 1000 Index. The Russell 1000 Index consists of the largest companies in the Russell 3000 Index, which in turn is comprised of the 3,000 largest U.S. domiciled publicly traded common stocks by market capitalization. These indices do not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible. The Russell MidCap Growth Index has been selected to replace the S&P MidCap 400 Index as the Fund's primary benchmark beginning in 2006 because the Russell MidCap Growth Index more accurately reflects the performance of the growth-style stocks in which the Fund invests.
(3)<F16> The S&P MidCap 400 Index is an unmanaged, market-value weighted index of 400 mid-cap stocks chosen by Standard & Poor's on the basis of market size, liquidity and industry group representation. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE RETURNS SHOWN IN THE TABLE ABOVE REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

FOR INFORMATION ABOUT THE PERFORMANCE OF THE FUND AS OF THE MOST RECENT MONTH-END, PLEASE CALL 1-866-44BAIRD OR VISIT WWW.BAIRDFUNDS.COM.

BAIRD MIDCAP FUND

SCHEDULE OF INVESTMENTS       JUNE 30, 2006 (UNAUDITED)

 Shares                                                               Value
 ------                                                               -----

COMMON STOCKS - 98.2%

AIR FREIGHT & LOGISTICS - 1.6%
  29,315    C.H. Robinson
            Worldwide, Inc.                                       $  1,562,489
                                                                  ------------
AUTO COMPONENTS - 4.1%
  35,413    Autoliv, Inc.                                            2,003,313
 139,987    Gentex Corporation                                       1,959,818
                                                                  ------------
                                                                     3,963,131
                                                                  ------------
CAPITAL MARKETS - 4.8%
  89,055    Eaton Vance Corporation                                  2,222,813
  53,395    Investors Financial
            Services Corporation                                     2,397,435
                                                                  ------------
                                                                     4,620,248
                                                                  ------------
COMMERCIAL BANKS - 7.8%
  63,332    East West Bancorp, Inc.                                  2,400,916
  52,081    Wintrust Financial
            Corporation                                              2,648,319
  32,020    Zions Bancorporation                                     2,495,639
                                                                  ------------
                                                                     7,544,874
                                                                  ------------
COMMERCIAL SERVICES & SUPPLIES - 4.8%
  71,340    Brady Corporation -
            Class A                                                  2,628,166
  31,272    Stericycle, Inc.*<F17>                                   2,035,807
                                                                  ------------
                                                                     4,663,973
                                                                  ------------
COMMUNICATIONS EQUIPMENT - 1.8%
 132,078    Tellabs, Inc.*<F17>                                      1,757,958
                                                                  ------------
COMPUTERS & PERIPHERALS - 1.4%
  41,975    Avid Technology, Inc.*<F17>                              1,399,027
                                                                  ------------
ELECTRICAL EQUIPMENT - 4.0%
  30,335    Rockwell Automation, Inc.                                2,184,424
  37,231    Roper Industries, Inc.                                   1,740,549
                                                                  ------------
                                                                     3,924,973
                                                                  ------------
ENERGY EQUIPMENT & SERVICES - 9.8%
  52,049    BJ Services Company                                      1,939,346
  55,413    Cameron International
            Corporation*<F17>                                        2,647,079
  62,851    Patterson-UTI
            Energy, Inc.                                             1,779,312
  70,450    Smith International, Inc.                                3,132,911
                                                                  ------------
                                                                     9,498,648
                                                                  ------------
FOOD & STAPLES RETAILING - 3.2%
  94,263    United Natural
            Foods, Inc.*<F17>                                        3,112,564
                                                                  ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 10.5%
  83,411    Cytyc Corporation*<F17>                                  2,115,303
  36,413    Gen-Probe, Incorporated*<F17>                            1,965,574
  45,200    Kyphon Inc.*<F17>                                        1,733,872
  58,112    ResMed, Inc.*<F17>                                       2,728,358
  33,499    Varian Medical
            Systems, Inc.*<F17>                                      1,586,178
                                                                  ------------
                                                                    10,129,285
                                                                  ------------
HEALTH CARE PROVIDERS & SERVICES - 1.8%
  51,260    Patterson
            Companies, Inc.*<F17>                                    1,790,512
                                                                  ------------
HOTELS RESTAURANTS & LEISURE - 3.8%
  67,953    The Cheesecake
            Factory Incorporated*<F17>                               1,831,333
  49,599    PF Chang's China
            Bistro, Inc.*<F17>                                       1,885,754
                                                                  ------------
                                                                     3,717,087
                                                                  ------------
HOUSEHOLD DURABLES - 2.8%
  31,464    Harman International
            Industries, Incorporated                                 2,686,082
                                                                  ------------
INTERNET SOFTWARE & SERVICES - 2.1%
  44,902    NAVTEQ*<F17>                                             2,006,221
                                                                  ------------
IT SERVICES - 7.4%
  48,898    Alliance Data
            Systems Corporation*<F17>                                2,876,180
  30,698    Cognizant Technology
            Solutions Corporation*<F17>                              2,068,124
  46,398    Global Payments, Inc.                                    2,252,623
                                                                  ------------
                                                                     7,196,927
                                                                  ------------
LIFE SCIENCES TOOLS & SERVICES - 2.0%
  55,013    Pharmaceutical Product
            Development, Inc.                                        1,932,057
                                                                  ------------
MACHINERY - 4.5%
  46,951    Joy Global Inc.                                          2,445,678
  40,250    Oshkosh Truck
            Corporation                                              1,912,680
                                                                  ------------
                                                                     4,358,358
                                                                  ------------
OFFICE ELECTRONICS - 2.0%
  56,096    Zebra Technologies
            Corporation - Class A*<F17>                              1,916,239
                                                                  ------------
PHARMACEUTICALS - 1.2%
  48,533    Medicis Pharmaceutical
            Corporation - Class A                                    1,164,792
                                                                  ------------
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 3.7%
  48,220    Cree, Inc.*<F17>                                         1,145,707
  72,461    Microchip Technology
            Incorporated                                             2,431,067
                                                                  ------------
                                                                     3,576,774
                                                                  ------------
SOFTWARE - 2.2%
 187,678    Activision, Inc.*<F17>                                   2,135,776
                                                                  ------------
SPECIALTY RETAIL - 9.1%
  65,615    Chico's FAS, Inc.*<F17>                                  1,770,292
  72,715    Dick's Sporting
              Goods, Inc.*<F17>                                      2,879,514
  41,829    Tractor Supply Company*<F17>                             2,311,889
  54,917    Williams-Sonoma, Inc.*<F17>                              1,869,924
                                                                  ------------
                                                                     8,831,619
                                                                  ------------
TRADING COMPANIES & DISTRIBUTORS - 1.8%
  43,031    Fastenal Company                                         1,733,719
                                                                  ------------
            Total Common Stocks
            (Cost $83,954,516)                                      95,223,333
                                                                  ------------
COLLATERAL POOL INVESTMENT
FOR SECURITIES ON LOAN - 44.3%
(Cost $42,950,013)
(Please Refer to Note 6)                                            42,950,013
                                                                  ------------
Principal
  Amount
---------
SHORT-TERM INVESTMENTS - 0.8%

MONEY MARKET FUNDS - 0.8%
$768,011    Short-Term Investment
            Company Liquid Assets
            Portfolio - AIM Fund                                       768,011
                                                                  ------------
            Total Short-Term
            Investments
            (Cost $768,011)                                            768,011
                                                                  ------------
            Total Investments
            (Cost $127,672,540) -
            143.3%                                                 138,941,357
                                                                  ------------
            Liabilities in Excess of
            Other Assets - (43.3)%                                 (42,004,802)
                                                                  ------------
            TOTAL NET
            ASSETS - 100.0%                                       $ 96,936,555
                                                                  ------------
                                                                  ------------

*<F17>  Non Income Producing

                     See notes to the financial statements

BAIRD SMALLCAP FUND

A June 30, 2006 summary of the Fund's top 10 holdings and equity sector analysis compared to the Russell 2000 Growth Index and the S&P 600 Index is shown below.

TOP 10 HOLDINGS*<F18>

Oceaneering International, Inc.                         3.3%
Brady Corporation - Class A                             3.1%
United Community Banks, Inc.                            2.9%
Wintrust Financial Corporation                          2.8%
Boston Private Financial Holdings, Inc.                 2.7%
United Surgical Partners International, Inc.            2.7%
RSA Security Inc.                                       2.6%
Healthways, Inc.                                        2.6%
ScanSource, Inc.                                        2.6%
Providence Service Corporation                          2.6%

NET ASSETS:                                      $61,419,955
PORTFOLIO TURNOVER RATIO:                              29.4%#<F22>
NUMBER OF EQUITY HOLDINGS:                                44

ANNUALIZED PORTFOLIO EXPENSE RATIO:***<F20>
INSTITUTIONAL CLASS:                                   0.95%
INVESTOR CLASS:                                        1.20%****<F21>

EQUITY SECTOR ANALYSIS**<F19>

                                                   Russell 2000
                                    SmallCap Fund  Growth Index   S&P 600 Index
                                    -------------  ------------   -------------
Consumer Discretionary                  12.6%          14.0%          15.2%
Consumer Staples                         4.5%           2.6%           4.0%
Energy                                   9.1%           8.8%           8.9%
Financials                              13.2%           9.9%          15.9%
Health Care                             19.8%          18.9%          12.0%
Industrials                             15.9%          15.8%          17.7%
Information Technology                  24.9%          24.9%          16.2%
Materials                                0.0%           3.9%           5.3%
Telecommunication Services               0.0%           0.8%           0.2%
Utilities                                0.0%           0.4%           4.7%

    *<F18> The Fund's portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security. Percentages shown relate to the Fund's total net assets as of June 30, 2006.
   **<F19> Percentages shown in parentheses relate to the Fund's total equity investments as of June 30, 2006, and may not add up to 100% due to rounding.
  ***<F20> The Advisor has contractually agreed to limit the Fund's total annual fund operating expenses to 0.95% of average daily net assets for the Institutional Class shares and 1.20% of average daily net assets for the Investor Class shares, at least through April 30, 2007.
 ****<F21>  Includes 0.25% 12b-1 fee.
    #<F22>  Not annualized.

BAIRD SMALLCAP FUND

AVERAGE ANNUAL TOTAL RETURNS

                                                                   SINCE
For the Periods Ended June 30, 2006               ONE YEAR   INCEPTION(1)<F23>
-----------------------------------               --------   -----------------
Baird SmallCap Fund - Institutional Class Shares    7.59%           7.84%
Baird SmallCap Fund - Investor Class Shares         7.33%           7.56%
Russell 2000 Growth Index(2)<F24>                  14.58%           9.31%
S&P SmallCap 600 Index(3)<F25>                     13.92%          13.69%

(1)<F23> For the period from June 30, 2004 (commencement of operations) through June 30, 2006.
(2)<F24> The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book and higher forecasted growth rates. The Russell 2000 Index consists of the 2,000 smallest U.S. domiciled publicly-traded common stocks that are included in the Russell 3000 Index. These common stocks represent approximately 8% of the U.S. equity market. These indices do not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible. The Russell 2000 Growth Index has been selected to replace the S&P SmallCap 600 as the Fund's primary benchmark beginning in 2006 because the Russell 2000 Growth Index more accurately reflects the performance of the growth-style stocks in which the Fund invests.
(3)<F25> The S&P SmallCap 600 Index is an unmanaged, market-value weighted index of 600 small-capitalization common stocks chosen by Standard & Poor's on the basis of market size, liquidity and industry characteristics. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE RETURNS SHOWN IN THE TABLE ABOVE REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

FOR INFORMATION ABOUT THE PERFORMANCE OF THE FUND AS OF THE MOST RECENT MONTH-END, PLEASE CALL 1-866-44BAIRD OR VISIT WWW.BAIRDFUNDS.COM.

BAIRD SMALLCAP FUND

SCHEDULE OF INVESTMENTS       JUNE 30, 2006 (UNAUDITED)

  Shares                                                              Value
  ------                                                              -----

COMMON STOCKS - 98.3%

AIRLINES - 1.8%
    44,817   SkyWest, Inc.                                         $ 1,111,462
                                                                   -----------
AUTO COMPONENTS - 1.8%
    59,900   LKQ Corporation*<F26>                                   1,138,100
                                                                   -----------
BIOTECHNOLOGY - 2.2%
    59,457   PRA International*<F26>                                 1,324,107
                                                                   -----------
COMMERCIAL BANKS - 10.5%
    59,455   Boston Private Financial
             Holdings, Inc.                                          1,658,795
    40,919   Pinnacle Financial
             Partners, Inc.*<F26>                                    1,245,165
    58,545   United Community
             Banks, Inc.                                             1,782,110
    34,299   Wintrust Financial
             Corporation                                             1,744,104
                                                                   -----------
                                                                     6,430,174
                                                                   -----------
COMMERCIAL SERVICES & SUPPLIES - 5.6%
    52,136   Brady Corporation -
             Class A                                                 1,920,690
    66,775   Marlin Business
             Services Corporation*<F26>                              1,506,444
                                                                   -----------
                                                                     3,427,134
                                                                   -----------
COMMUNICATIONS EQUIPMENT - 1.9%
    95,143   Tekelec*<F26>                                           1,175,016
                                                                   -----------
DIVERSIFIED FINANCIAL SERVICES - 2.5%
    55,787   Heartland Payment
             Systems, Inc.*<F26>                                     1,555,342
                                                                   -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 6.9%
    57,621   Argon ST, Inc.*<F26>                                    1,534,447
    56,247   DTS, Inc.*<F26>                                         1,095,692
    54,891   ScanSource, Inc.*<F26>                                  1,609,404
                                                                   -----------
                                                                     4,239,543
                                                                   -----------
ENERGY EQUIPMENT & SERVICES - 8.9%
    31,554   Dawson Geophysical
             Company*<F26>                                             970,917
   138,540   Grey Wolf, Inc.*<F26>                                   1,066,758
    53,955   GulfMark Offshore, Inc.*<F26>                           1,393,658
    44,830   Oceaneering
             International, Inc.*<F26>                               2,055,455
                                                                   -----------
                                                                     5,486,788
                                                                   -----------
FOOD PRODUCTS - 1.9%
    27,441   Central Garden &
             Pet Company*<F26>                                       1,181,335
                                                                   -----------
FOOD & STAPLES RETAILING - 2.5%
    46,642   United Natural
             Foods, Inc.*<F26>                                       1,540,119
                                                                   -----------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
    25,147   Kyphon Inc.*<F26>                                         964,639
                                                                   -----------
HEALTH CARE PROVIDERS & SERVICES - 12.1%
    74,104   Allscripts Healthcare
             Solutions, Inc.*<F26>                                   1,300,525
    31,105   Computer Programs &
             Systems, Inc.                                           1,242,956
    30,638   Healthways, Inc.*<F26>                                  1,612,784
    58,989   Providence Service
             Corporation*<F26>                                       1,606,270
    55,109   United Surgical Partners
             International, Inc.*<F26>                               1,657,128
                                                                   -----------
                                                                     7,419,663
                                                                   -----------
HOTELS RESTAURANTS & LEISURE - 4.1%
    26,523   PF Chang's China
             Bistro, Inc.*<F26>                                      1,008,404
    35,216   Red Robin Gourmet
             Burgers Inc.*<F26>                                      1,498,793
                                                                   -----------
                                                                     2,507,197
                                                                   -----------
IT SERVICES - 4.9%
    50,766   Forrester Research, Inc.*<F26>                          1,420,433
    59,905   SRA International, Inc. -
             Class A*<F26>                                           1,595,270
                                                                   -----------
                                                                     3,015,703
                                                                   -----------
LEISURE EQUIPMENT & PRODUCTS - 2.1%
    32,930   RC2 Corporation*<F26>                                   1,273,074
                                                                   -----------
MACHINERY - 2.5%
    29,900   Bucyrus International,
             Inc. - Class A                                          1,509,950
                                                                   -----------
PHARMACEUTICALS - 3.6%
    66,778   MGI Pharma, Inc.*<F26>                                  1,435,727
    64,951   Salix Pharmaceuticals, Ltd.*<F26>                         798,897
                                                                   -----------
                                                                     2,234,624
                                                                   -----------
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 2.0%
    37,511   Varian Semiconductor
             Equipment Associates, Inc.*<F26>                        1,223,234
                                                                   -----------
SOFTWARE - 8.8%
    40,924   Kronos Incorporated*<F26>                               1,481,858
    51,232   Open Solutions Inc.*<F26>                               1,363,283
    59,442   RSA Security Inc.*<F26>                                 1,616,228
    43,900   THQ Inc.*<F26>                                            948,240
                                                                   -----------
                                                                     5,409,609
                                                                   -----------
SPECIALTY RETAIL - 4.4%
    46,058   Hibbett Sporting
             Goods, Inc.*<F26>                                       1,100,786
    28,829   Tractor Supply Company*<F26>                            1,593,379
                                                                   -----------
                                                                     2,694,165
                                                                   -----------
TRADING COMPANIES & DISTRIBUTORS - 5.7%
    43,227   Applied Industrial
             Technologies, Inc.                                      1,050,849
    58,316   Beacon Roofing
             Supply, Inc.*<F26>                                      1,283,535
    19,515   Watsco, Inc.                                            1,167,387
                                                                   -----------
                                                                     3,501,771
                                                                   -----------
             Total Common Stocks
             (Cost $56,321,928)                                     60,362,749
                                                                   -----------
COLLATERAL POOL INVESTMENT FOR SECURITIES ON LOAN - 40.4%
(Cost $24,837,793)
(Please Refer to Note 6)                                            24,837,793
                                                                   -----------
Principal
  Amount
---------
SHORT-TERM INVESTMENTS - 1.7%

MONEY MARKET FUNDS - 1.7%
 1,025,018   Short-Term Investment
             Company Liquid Assets
             Portfolio - AIM Fund                                    1,025,018
                                                                   -----------
             Total Short-Term
             Investments
             (Cost $1,025,018)                                       1,025,018
                                                                   -----------
             Total Investments
             (Cost $82,184,739) -
             140.4%                                                 86,225,560
                                                                   -----------
             Liabilities in Excess of
             Other Assets - (40.4)%                                (24,805,605)
                                                                   -----------
             TOTAL NET
             ASSETS - 100.0%                                       $61,419,955
                                                                   -----------
                                                                   -----------

*<F26>  Non Income Producing

                     See notes to the financial statements

BAIRD FUNDS, INC.

ADDITIONAL INFORMATION ON FUND EXPENSES       JUNE 30, 2006 (UNAUDITED)

EXAMPLE

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees; and other fund expenses. Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently the Fund's transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/06 - 6/30/06).

ACTUAL EXPENSES

The third and fourth columns of the table below provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fifth and sixth columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the sixth column of the table (entitled "Expenses Paid During Period") is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

ACTUAL VS. HYPOTHETICAL RETURNS
For the Six Months Ended June 30, 2006

                                                                                            HYPOTHETICAL (5% RETURN
                                                                       ACTUAL                   BEFORE EXPENSES)
                                                             --------------------------    --------------------------
                                FUND'S       BEGINNING        ENDING        EXPENSES        ENDING        EXPENSES
                              ANNUALIZED      ACCOUNT        ACCOUNT          PAID         ACCOUNT          PAID
                               EXPENSE         VALUE          VALUE          DURING         VALUE          DURING
                            RATIO(1)<F27>      1/1/06        6/30/06     PERIOD(1)<F27>    6/30/06     PERIOD(1)<F27>
                            -------------    ---------       -------     --------------    -------     --------------
BAIRD LARGECAP FUND
   Institutional Class          0.75%        $1,000.00      $  971.20        $3.67        $1,021.08        $3.76
   Investor Class               1.00%        $1,000.00      $  969.80        $4.88        $1,019.84        $5.01
BAIRD MIDCAP FUND
   Institutional Class          0.85%        $1,000.00      $1,036.90        $4.29        $1,020.58        $4.26
   Investor Class               1.10%        $1,000.00      $1,035.50        $5.55        $1,019.34        $5.51
BAIRD SMALLCAP FUND
   Institutional Class          0.95%        $1,000.00      $1,038.40        $4.80        $1,020.08        $4.76
   Investor Class               1.20%        $1,000.00      $1,036.70        $6.06        $1,018.84        $6.01

(1)<F27> Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days and divided by 365 to reflect the one-half year period.

BAIRD FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES       JUNE 30, 2006 (UNAUDITED)

                                                                   BAIRD LARGECAP      BAIRD MIDCAP        BAIRD SMALLCAP
                                                                        FUND               FUND                 FUND
                                                                   --------------      ------------        --------------
ASSETS:
   Investments, at value (cost $26,773,234;                          $30,436,999        $114,046,018         $71,828,702
     $102,777,201; and $67,787,881, respectively)
   Repurchase agreement (cost $6,694,547;                              6,694,547          24,895,339          14,396,858
     $24,895,339; and $14,396,858, respectively)
   Dividends receivable                                                   14,033              13,638               5,942
   Interest receivable                                                     2,218               9,888               6,759
   Receivable for investments sold                                       698,693             959,170                  --
   Receivable for fund shares sold                                        64,474              41,323             168,922
   Other assets                                                           15,308              20,481              17,511
                                                                     -----------        ------------         -----------
   Total assets                                                       37,926,272         139,985,857          86,424,694
                                                                     -----------        ------------         -----------
LIABILITIES:
   Payable for collateral received for securities loaned              11,549,584          42,950,013          24,837,793
   Payable to Advisor and Distributor                                      5,439              52,057              24,315
   Payable for securities purchased                                      532,929                  --                  --
   Payable for fund shares repurchased                                        --                  --              87,071
   Accrued expenses and other liabilities                                 35,182              47,232              55,560
                                                                     -----------        ------------         -----------
   Total liabilities                                                  12,123,134          43,094,302          25,004,739
                                                                     -----------        ------------         -----------
NET ASSETS                                                           $25,803,138        $ 96,936,555         $61,419,955
                                                                     -----------        ------------         -----------
                                                                     -----------        ------------         -----------
NET ASSETS CONSIST OF:
   Capital stock                                                     $26,610,598        $ 80,283,066         $56,711,918
   Accumulated undistributed net investment income                        81,521                  --                  --
   Accumulated net realized gain (loss) on investments sold           (4,552,746)          5,384,672             667,216
   Net unrealized appreciation on investments                          3,663,765          11,268,817           4,040,821
                                                                     -----------        ------------         -----------
NET ASSETS                                                           $25,803,138        $ 96,936,555         $61,419,955
                                                                     -----------        ------------         -----------
                                                                     -----------        ------------         -----------
INSTITUTIONAL CLASS SHARES
   Net Assets                                                        $24,064,777        $ 91,787,568         $56,313,394
   Shares outstanding
     ($0.01 par value, unlimited shares authorized)                    2,975,379           7,963,132           4,843,286
   Net asset value, offering and redemption price per share          $      8.09        $      11.53         $     11.63
                                                                     -----------        ------------         -----------
INVESTOR CLASS SHARES
   Net Assets                                                        $ 1,738,361        $  5,148,987         $ 5,106,561
   Shares outstanding
     ($0.01 par value, unlimited shares authorized)                      216,272             452,511             441,429
   Net asset value, offering and redemption price per share          $      8.04        $      11.38         $     11.57
                                                                     -----------        ------------         -----------
                                                                     -----------        ------------         -----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF OPERATIONS       PERIOD ENDED JUNE 30, 2006 (UNAUDITED)

                                                                   BAIRD LARGECAP      BAIRD MIDCAP        BAIRD SMALLCAP
                                                                        FUND               FUND                 FUND
                                                                   --------------      ------------        --------------
INVESTMENT INCOME:
   Dividends (net of foreign taxes withheld
     of $2,160, $0, $0, respectively)                                $   175,238         $   219,924          $   72,852
   Interest                                                               12,125              69,149              46,147
   Income from securities lending                                            882               5,370               3,976
                                                                     -----------         -----------          ----------
   Total investment income                                               188,245             294,443             122,975
                                                                     -----------         -----------          ----------

EXPENSES:
   Investment advisory fees                                               90,259             348,841             241,516
   Administration fees                                                     6,840              20,915              12,909
   Shareholder servicing fees                                              9,218              11,048              36,091
   Fund accounting fees                                                   12,644              18,607              15,788
   Professional fees                                                      13,515              12,675              15,425
   Federal and state registration                                         13,684              14,204              16,644
   Directors fees                                                          4,032               3,892               3,972
   Custody fees                                                            2,997              10,872               5,288
   Reports to shareholders                                                 1,322               2,842               4,515
   Distribution fees - Investor Class Shares                               2,615               6,407               4,699
   Miscellaneous expenses                                                  1,066               2,917               1,629
                                                                     -----------         -----------          ----------
   Total expenses                                                        158,192             453,220             358,476
   Expense reimbursement by Advisor                                      (51,433)            (51,460)            (83,847)
                                                                     -----------         -----------          ----------
   Total expenses                                                        106,759             401,760             274,629
                                                                     -----------         -----------          ----------
NET INVESTMENT INCOME (LOSS)                                              81,486            (107,317)           (151,654)
                                                                     -----------         -----------          ----------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments                                    2,031,455           4,285,077           1,492,446
   Change in unrealized appreciation/depreciation
     on investments                                                   (2,862,084)         (1,542,211)            238,070
                                                                     -----------         -----------          ----------
   Net realized and unrealized gain (loss) on investments               (830,629)          2,742,866           1,730,516
                                                                     -----------         -----------          ----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                          $  (749,143)        $ 2,635,549          $1,578,862
                                                                     -----------         -----------          ----------
                                                                     -----------         -----------          ----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                BAIRD LARGECAP FUND
                                                                       ------------------------------------
                                                                       Six Months Ended
                                                                        June 30, 2006         Year Ended
                                                                         (Unaudited)      December 31, 2005
                                                                       ----------------   -----------------
OPERATIONS:
   Net investment income                                                  $    81,486         $   273,336
   Net realized gain on investments                                         2,031,455           2,075,582
   Change in unrealized appreciation/depreciation
     on investments                                                        (2,862,084)           (360,051)
                                                                          -----------         -----------
   Net increase (decrease) in net assets resulting from operations           (749,143)          1,988,867
                                                                          -----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                2,306,296           4,077,942
   Shares issued to holders in reinvestment of dividends                           --             269,481
   Cost of shares redeemed                                                 (5,530,166)        (42,940,244)
                                                                          -----------         -----------
   Net decrease in net assets resulting from
     capital share transactions                                            (3,223,870)        (38,592,821)
                                                                          -----------         -----------

DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                                      --            (258,497)
                                                                          -----------         -----------

DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                                      --             (15,591)
                                                                          -----------         -----------

TOTAL DECREASE IN NET ASSETS                                               (3,973,013)        (36,878,042)

NET ASSETS:
   Beginning of period                                                     29,776,151          66,654,193
                                                                          -----------         -----------
   End of period (including undistributed net investment income
     of $81,521 and $35, respectively)                                    $25,803,138         $29,776,151
                                                                          -----------         -----------
                                                                          -----------         -----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 BAIRD MIDCAP FUND
                                                                       ------------------------------------
                                                                       Six Months Ended
                                                                        June 30, 2006         Year Ended
                                                                         (Unaudited)      December 31, 2005
                                                                       ----------------   -----------------
OPERATIONS:
   Net investment loss                                                    $  (107,317)        $  (214,719)
   Net realized gain on investments                                         4,285,077           4,534,559
   Change in unrealized appreciation/depreciation
     on investments                                                        (1,542,211)          1,330,768
                                                                          -----------         -----------
   Net increase in net assets resulting from operations                     2,635,549           5,650,608
                                                                          -----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                               21,645,931          22,919,718
   Shares issued to holders in reinvestment of dividends                           --           2,763,152
   Cost of shares redeemed                                                (17,522,541)        (28,445,712)
                                                                          -----------         -----------
   Net increase (decrease) in net assets resulting from
     capital share transactions                                             4,123,390          (2,762,842)
                                                                          -----------         -----------

DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net realized gains                                                         --          (2,976,399)
                                                                          -----------         -----------

DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
   From net realized gains                                                         --            (155,477)
                                                                          -----------         -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                     6,758,939            (244,110)

NET ASSETS:
   Beginning of period                                                     90,177,616          90,421,726
                                                                          -----------         -----------
   End of period                                                          $96,936,555         $90,177,616
                                                                          -----------         -----------
                                                                          -----------         -----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                BAIRD SMALLCAP FUND
                                                                       ------------------------------------
                                                                       Six Months Ended
                                                                        June 30, 2006         Year Ended
                                                                         (Unaudited)      December 31, 2005
                                                                       ----------------   -----------------
OPERATIONS:
   Net investment loss                                                    $  (151,654)        $  (169,732)
   Net realized gain (loss) on investments                                  1,492,446            (622,142)
   Change in unrealized appreciation/depreciation
     on investments                                                           238,070           2,209,185
                                                                          -----------         -----------
   Net increase in net assets resulting from operations                     1,578,862           1,417,311
                                                                          -----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                               20,158,398          33,342,662
   Cost of shares redeemed                                                 (7,690,965)         (4,785,759)
                                                                          -----------         -----------
   Net increase in net assets resulting from
     capital share transactions                                            12,467,433          28,556,903
                                                                          -----------         -----------

TOTAL INCREASE IN NET ASSETS                                               14,046,295          29,974,214

NET ASSETS:
   Beginning of period                                                     47,373,660          17,399,446
                                                                          -----------         -----------
   End of period                                                          $61,419,955         $47,373,660
                                                                          -----------         -----------
                                                                          -----------         -----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                BAIRD LARGECAP FUND - INSTITUTIONAL CLASS
                                           ------------------------------------------------------------------------------------
                                             Six Months
                                               Ended
                                           June 30, 2006                           Year Ended December 31,
                                            (Unaudited)        2005           2004           2003           2002           2001
                                           -------------       ----           ----           ----           ----           ----
Per Share Data:
   Net asset value,
     beginning of period                  $      8.33    $      8.13    $      7.78    $      6.41    $      8.63    $      9.58
                                          -----------    -----------    -----------    -----------    -----------    -----------
Income from investment operations:
   Net investment income                         0.03           0.04(1)        0.06(1)        0.02           0.02           0.01
                                                                  <F28>          <F28>
   Net realized and unrealized
     gains (losses) on investments              (0.27)          0.24           0.35           1.37          (2.22)         (0.95)
                                          -----------    -----------    -----------    -----------    -----------    -----------
   Total from investment operations             (0.24)          0.28           0.41           1.39          (2.20)         (0.94)
                                          -----------    -----------    -----------    -----------    -----------    -----------
Less distributions:
   Dividends from net investment income            --          (0.08)         (0.06)         (0.02)         (0.02)         (0.01)
   Distributions from net realized gains           --             --             --             --             --             --
                                          -----------    -----------    -----------    -----------    -----------    -----------
   Total distributions                             --          (0.08)         (0.06)         (0.02)         (0.02)         (0.01)
                                          -----------    -----------    -----------    -----------    -----------    -----------
Net asset value, end of period            $      8.09    $      8.33    $      8.13    $      7.78    $      6.41    $      8.63
                                          -----------    -----------    -----------    -----------    -----------    -----------
                                          -----------    -----------    -----------    -----------    -----------    -----------
Total return                                  (2.88)%(3)       3.39%          5.21%         21.75%       (25.53)%        (9.84)%
                                                   <F30>
Supplemental data and ratios:
   Net assets, end of period              $24,064,777    $27,375,626    $64,754,140    $59,743,783    $48,900,767    $51,446,666
   Ratio of expenses
     to average net assets                      0.75%(4)       0.75%          0.75%          0.75%          0.75%          0.75%
                                                   <F31>
   Ratio of expenses to average
     net assets (before waivers)                1.12%(4)       0.93%          0.93%          0.95%          0.95%          1.06%
                                                   <F31>
   Ratio of net investment income
     to average net assets                      0.61%(4)       0.46%          0.72%          0.34%          0.23%          0.12%
                                                   <F31>
   Ratio of net investment income (loss)
     to average net assets (before waivers)     0.24%(4)       0.28%          0.54%          0.14%          0.03%        (0.19)%
                                                   <F31>
   Portfolio turnover rate(2)<F29>              26.0%(3)       28.6%          23.2%          24.8%          16.2%           9.0%
                                                   <F30>

(1)<F28>  Calculated using average shares outstanding during the period.
(2)<F29> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3)<F30>  Not annualized.
(4)<F31>  Annualized.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                   BAIRD LARGECAP FUND - INVESTOR CLASS
                                           ------------------------------------------------------------------------------------
                                             Six Months
                                               Ended
                                           June 30, 2006                           Year Ended December 31,
                                            (Unaudited)        2005           2004           2003           2002           2001
                                           -------------       ----           ----           ----           ----           ----
Per Share Data:
   Net asset value,
     beginning of period                  $      8.29    $      8.09    $      7.75    $      6.40    $      8.61    $      9.57
                                          -----------    -----------    -----------    -----------    -----------    -----------
Income from investment operations:
   Net investment income (loss)                  0.02           0.02(1)        0.04(1)        0.01          (0.00)(2)      (0.01)
                                                                  <F32>          <F32>                          <F33>
   Net realized and unrealized
     gains (losses) on investments              (0.27)          0.23           0.35           1.35          (2.21)         (0.95)
                                          -----------    -----------    -----------    -----------    -----------    -----------
   Total from investment operations             (0.25)          0.25           0.39           1.36          (2.21)         (0.96)
                                          -----------    -----------    -----------    -----------    -----------    -----------
Less distributions:
   Dividends from
     net investment income                         --          (0.05)         (0.05)         (0.01)         (0.00)(2)         --
                                                                                                                <F33>
   Distributions from
     net realized gains                            --             --             --             --             --             --
                                          -----------    -----------    -----------    -----------    -----------    -----------
   Total distributions                             --          (0.05)         (0.05)         (0.01)         (0.00)            --
                                          -----------    -----------    -----------    -----------    -----------    -----------
Net asset value, end of period            $      8.04    $      8.29    $      8.09    $      7.75    $      6.40    $      8.61
                                          -----------    -----------    -----------    -----------    -----------    -----------
                                          -----------    -----------    -----------    -----------    -----------    -----------
Total return                                  (3.02)%(4)       3.15%          5.00%         21.20%       (25.65)%       (10.03)%
                                                   <F35>
Supplemental data and ratios:
   Net assets, end of period              $ 1,738,361    $ 2,400,525    $ 1,900,053     $  634,160     $  647,018      $ 615,533
   Ratio of expenses
     to average net assets                      1.00%(5)       1.00%          1.00%          1.00%          1.00%          1.00%
                                                   <F36>
   Ratio of expenses to average
     net assets (before waivers)                1.37%(5)       1.18%          1.18%          1.20%          1.20%          1.31%
                                                   <F36>
   Ratio of net investment income (loss)
     to average net assets                      0.36%(5)       0.21%          0.47%          0.09%        (0.02)%        (0.13)%
                                                   <F36>
   Ratio of net investment income (loss)
     to average net assets (before waivers)   (0.01)%(5)       0.03%          0.29%        (0.11)%        (0.22)%        (0.44)%
                                                   <F36>
   Portfolio turnover rate(3)<F34>              26.0%(4)       28.6%          23.2%          24.8%          16.2%           9.0%
                                                   <F35>

(1)<F32>  Calculated using average shares outstanding during the period.
(2)<F33>  Amount is less than $0.01.
(3)<F34> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(4)<F35>  Not annualized.
(5)<F36>  Annualized.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                 BAIRD MIDCAP FUND - INSTITUTIONAL CLASS
                                           ------------------------------------------------------------------------------------
                                             Six Months
                                               Ended
                                           June 30, 2006                           Year Ended December 31,
                                            (Unaudited)        2005           2004           2003           2002           2001
                                           -------------       ----           ----           ----           ----           ----
Per Share Data:
   Net asset value,
     beginning of period                  $     11.12    $     10.91    $      9.72    $      7.66    $      9.11    $      9.70
                                          -----------    -----------    -----------    -----------    -----------    -----------
Income from investment operations:
   Net investment income                        (0.01)(1)      (0.02)(1)      (0.04)(1)      (0.07)         (0.07)(1)      (0.06)(1)
                                                    <F37>          <F37>          <F37>                         <F37>          <F37>
   Net realized and unrealized
     gains (losses) on investments               0.42           0.63           1.25           2.13          (1.38)         (0.53)
                                          -----------    -----------    -----------    -----------    -----------    -----------
   Total from investment operations              0.41           0.61           1.21           2.06          (1.45)         (0.59)
                                          -----------    -----------    -----------    -----------    -----------    -----------
Less distributions:
   Distributions from
     net realized gains                            --          (0.40)         (0.02)            --             --             --
                                          -----------    -----------    -----------    -----------    -----------    -----------
Net asset value, end of period            $     11.53    $     11.12    $     10.91    $      9.72    $      7.66    $      9.11
                                          -----------    -----------    -----------    -----------    -----------    -----------
                                          -----------    -----------    -----------    -----------    -----------    -----------
Total return                                    3.69%(3)       5.56%         12.44%         26.89%       (15.92)%        (6.08)%
                                                   <F39>
Supplemental data and ratios:
   Net assets, end of period              $91,787,568    $85,670,669    $86,476,869    $28,629,656    $20,864,264    $13,049,574
   Ratio of expenses
     to average net assets                      0.85%(4)       0.85%          0.85%          1.20%          1.25%          1.25%
                                                   <F40>
   Ratio of expenses to average
     net assets (before waivers)                0.96%(4)       0.98%          1.05%          1.20%          1.39%          2.06%
                                                   <F40>
   Ratio of net investment loss
     to average net assets                    (0.22)%(4)     (0.21)%        (0.43)%        (0.81)%        (0.84)%        (0.67)%
                                                   <F40>
   Ratio of net investment loss
     to average net assets (before waivers)   (0.33)%(4)     (0.34)%        (0.63)%        (0.81)%        (0.98)%        (1.48)%
                                                   <F40>
   Portfolio turnover rate(2)<F38>              41.7%(3)       77.4%          77.9%          81.8%          55.4%          73.6%
                                                   <F39>

(1)<F37>  Calculated using average shares outstanding during the period.
(2)<F38> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3)<F39>  Not annualized.
(4)<F40>  Annualized.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                    BAIRD MIDCAP FUND - INVESTOR CLASS
                                           ------------------------------------------------------------------------------------
                                             Six Months
                                               Ended
                                           June 30, 2006                           Year Ended December 31,
                                            (Unaudited)        2005           2004           2003           2002           2001
                                           -------------       ----           ----           ----           ----           ----
Per Share Data:
   Net asset value,
     beginning of period                  $     10.99    $     10.82    $      9.65    $      7.63    $      9.09    $      9.70
                                          -----------    -----------    -----------    -----------    -----------    -----------
Income from investment operations:
   Net investment income                        (0.03)(1)      (0.05)(1)      (0.07)(1)      (0.09)         (0.09)(1)      (0.08)(1)
                                                    <F41>          <F41>          <F41>                         <F41>          <F41>
   Net realized and unrealized
     gains (losses) on investments               0.42           0.62           1.26           2.11          (1.37)         (0.53)
                                          -----------    -----------    -----------    -----------    -----------    -----------
   Total from investment operations              0.39           0.57           1.19           2.02          (1.46)         (0.61)
                                          -----------    -----------    -----------    -----------    -----------    -----------
Less distributions:
   Distributions from
     net realized gains                            --          (0.40)         (0.02)            --             --             --
                                          -----------    -----------    -----------    -----------    -----------    -----------
Net asset value, end of period            $     11.38    $     10.99    $     10.82    $      9.65    $      7.63    $      9.09
                                          -----------    -----------    -----------    -----------    -----------    -----------
                                          -----------    -----------    -----------    -----------    -----------    -----------
Total return                                    3.55%(3)       5.24%         12.32%         26.47%       (16.06)%        (6.29)%
                                                   <F43>
Supplemental data and ratios:
   Net assets, end of period              $ 5,148,987    $ 4,506,947    $ 3,944,857     $  959,209     $  801,703     $1,050,356
   Ratio of expenses
     to average net assets                      1.10%(4)       1.10%          1.10%          1.45%          1.50%          1.50%
                                                   <F44>
   Ratio of expenses to average
     net assets (before waivers)                1.21%(4)       1.23%          1.30%          1.45%          1.64%          2.31%
                                                   <F44>
   Ratio of net investment loss
     to average net assets                    (0.47)%(4)     (0.46)%        (0.68)%        (1.06)%        (1.09)%        (0.92)%
                                                   <F44>
   Ratio of net investment loss
     to average net assets (before waivers)   (0.58)%(4)     (0.59)%        (0.88)%        (1.06)%        (1.23)%        (1.73)%
                                                   <F44>
   Portfolio turnover rate(2)<F42>              41.7%(3)       77.4%          77.9%          81.8%          55.4%          73.6%
                                                   <F43>

(1)<F41>  Calculated using average shares outstanding during the period.
(2)<F42> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3)<F43>  Not annualized.
(4)<F44>  Annualized.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                               BAIRD SMALLCAP FUND - INSTITUTIONAL CLASS
                                                                       -------------------------------------------------------
                                                                        Six Months                               June 30,
                                                                           Ended            Year Ended         2004(1)<F45>
                                                                       June 30, 2006       December 31,           through
                                                                        (Unaudited)            2005          December 31, 2004
                                                                       -------------        -----------      -----------------
Per Share Data:
   Net asset value, beginning of period                                 $     11.20         $     10.84         $     10.00
                                                                        -----------         -----------         -----------
Income from investment operations:
   Net investment loss(2)<F46>                                                (0.03)(2)           (0.06)              (0.03)
                                                                                  <F46>
   Net realized and unrealized gains on investments                            0.46                0.42                0.87
                                                                        -----------         -----------         -----------
   Total from investment operations                                            0.43                0.36                0.84
                                                                        -----------         -----------         -----------
Net asset value, end of period                                          $     11.63         $     11.20         $     10.84
                                                                        -----------         -----------         -----------
                                                                        -----------         -----------         -----------
Total return                                                                  3.84%(3)            3.32%               8.40%(3)
                                                                                 <F47>                                   <F47>
Supplemental data and ratios:
   Net assets, end of period                                            $56,313,394         $45,010,093         $17,331,262
   Ratio of expenses to average net assets                                    0.95%(4)            0.95%               0.95%(4)
                                                                                 <F48>                                   <F48>
   Ratio of expenses to average net assets (before waivers)                   1.25%(4)            1.31%               1.89%(4)
                                                                                 <F48>                                   <F48>
   Ratio of net investment loss to average net assets                       (0.51)%(4)          (0.57)%             (0.65)%(4)
                                                                                 <F48>                                   <F48>
   Ratio of net investment loss to average net assets (before waivers)      (0.81)%(4)          (0.93)%             (1.59)%(4)
                                                                                 <F48>                                   <F48>
   Portfolio turnover rate(5)<F49>                                            29.4%(3)            56.4%               34.7%(3)
                                                                                 <F47>                                   <F47>

(1)<F45>  Commencement of operations.
(2)<F46>  Calculated using average shares outstanding during the period.
(3)<F47>  Not annualized.
(4)<F48>  Annualized.
(5)<F49> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                                BAIRD SMALLCAP FUND - INVESTOR CLASS
                                                                       -------------------------------------------------------
                                                                        Six Months                               June 30,
                                                                           Ended            Year Ended         2004(1)<F50>
                                                                       June 30, 2006       December 31,           through
                                                                        (Unaudited)            2005          December 31, 2004
                                                                       -------------        -----------      -----------------
Per Share Data:
   Net asset value, beginning of period                                 $     11.16         $     10.83         $     10.00
                                                                        -----------         -----------         -----------
Income from investment operations:
   Net investment loss(2)<F51>                                                (0.04)(2)           (0.09)              (0.05)
                                                                                  <F51>
   Net realized and unrealized gains on investments                            0.45                0.42                0.88
                                                                        -----------         -----------         -----------
   Total from investment operations                                            0.41                0.33                0.83
                                                                        -----------         -----------         -----------
Net asset value, end of period                                          $     11.57         $     11.16         $     10.83
                                                                        -----------         -----------         -----------
                                                                        -----------         -----------         -----------
Total return                                                                  3.67%(3)            3.05%               8.30%(3)
                                                                                 <F52>                                   <F52>
Supplemental data and ratios:
   Net assets, end of period                                            $ 5,106,561         $ 2,363,567          $   68,184
   Ratio of expenses to average net assets                                    1.20%(4)            1.20%               1.20%(4)
                                                                                 <F53>                                   <F53>
   Ratio of expenses to average net assets (before waivers)                   1.50%(4)            1.56%               2.14%(4)
                                                                                 <F53>                                   <F53>
   Ratio of net investment loss to average net assets                       (0.76)%(4)          (0.82)%             (0.90)%(4)
                                                                                 <F53>                                   <F53>
   Ratio of net investment loss to average net assets (before waivers)      (1.06)%(4)          (1.18)%             (1.84)%(4)
                                                                                 <F53>                                   <F53>
   Portfolio turnover rate(5)<F54>                                            29.4%(3)            56.4%               34.7%(3)
                                                                                 <F52>                                   <F52>

(1)<F50>   Commencement of operations.
(2)<F51>   Calculated using average shares outstanding during the period.
(3)<F52>   Not annualized.
(4)<F53>   Annualized.
(5)<F54> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements

BAIRD FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS       JUNE 30, 2006 (UNAUDITED)

1.   ORGANIZATION

Baird Funds, Inc. (the "Corporation") was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The accompanying financial statements include the Baird LargeCap Fund, the Baird MidCap Fund and the Baird SmallCap Fund (each a "Fund" and collectively the "Funds"), three of the eight portfolios comprising the Corporation. Pursuant to the 1940 Act, the Funds are "diversified" series of the Corporation. The investment advisor to the Funds is Robert W. Baird & Co. Incorporated ("Baird" or the "Advisor").

The Baird LargeCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on September 29, 2000. The Baird MidCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on December 29, 2000. The Baird SmallCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on June 30, 2004. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

The investment objective of the Baird LargeCap Fund is long-term growth of capital through investments in equity securities of large-capitalization companies.

The investment objective of the Baird MidCap Fund is long-term growth of capital through investments in equity securities of mid-capitalization companies.

The investment objective of the Baird SmallCap Fund is long-term growth of capital through investments in equity securities of small-capitalization companies.

On June 30, 2006, one shareholder related to the Advisor held approximately 68% of the Baird LargeCap Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation - Common stocks that are listed on a securities exchange are valued at the last quoted sales price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange or traded on NASDAQ, are valued at the average of the current bid and asked price. Because market quotations for most debt securities are not readily available, debt securities are stated at fair value as furnished by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as market transactions and dealer quotations. Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost plus or minus any amortized discount or premium. Investments in mutual funds are valued at their stated net asset value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation's Board of Directors. In accordance with such procedures, the Advisor may use broker quotes or, if the broker quotes are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor. In determining fair value, the valuation committee takes into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security's fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security.
     It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

b) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect those values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of a Fund's securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.

c) Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

     On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. A tax position that meets the more-likely-than-not threshold is measured to determine the amount of benefit or expense to recognize in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and whether it will have any impact on the Funds' financial statements.

d) Distributions to Shareholders - Dividends from net investment income are declared and paid annually. Distributions of net realized gains, if any, are declared and paid at least annually.

e) Allocation of Income and Expenses - Each Fund is charged for those expenses directly attributable to it. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares. Income, expenses, and realized and unrealized gains and losses are allocated to the classes based on their respective net assets. Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets.

f) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Accounting principles generally accepted in the United States require that permanent financial reporting and tax differences be reclassified in the capital accounts.

h) Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown and this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be remote.

3.   CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

BAIRD LARGECAP FUND

                                  Six Months Ended                                                       Six Months Ended
                                    June 30, 2006                                                         June 30, 2006
                             --------------------------                                             --------------------------
INSTITUTIONAL CLASS SHARES       $             Shares                 INVESTOR CLASS SHARES             $             Shares
                             ----------      ----------                                             ----------      ----------
Shares sold                   $1,967,367        235,146               Shares sold                   $  338,929         40,479
Shares redeemed               (4,579,195)      (547,162)              Shares redeemed                 (950,971)      (113,936)
                             -----------      ---------                                             ----------       --------
Net Decrease                 $(2,611,828)      (312,016)              Net Decrease                  $ (612,042)       (73,457)
                             -----------                                                            ----------
                             -----------                                                            ----------
Shares Outstanding:                                                   Shares Outstanding:
Beginning of period                           3,287,395               Beginning of period                             289,729
                                              ---------                                                              --------
End of period                                 2,975,379               End of period                                   216,272
                                              ---------                                                              --------
                                              ---------                                                              --------

                                     Year Ended                                                             Year Ended
                                  December 31, 2005                                                     December 31, 2005
                             --------------------------                                             --------------------------
INSTITUTIONAL CLASS SHARES       $             Shares                 INVESTOR CLASS SHARES             $             Shares
                             ----------      ----------                                             ----------      ----------
Shares sold                   $3,287,419        410,040               Shares sold                   $  790,523         98,881
Shares issued through                                                 Shares issued through
  reinvestment of dividends      253,910         30,227                 reinvestment of dividends       15,571          1,863
Shares redeemed              (42,566,187)    (5,113,671)              Shares redeemed                 (374,057)       (45,879)
                            ------------     ----------                                             ----------       --------
Net Decrease                $(39,024,858)    (4,673,404)              Net Increase                  $  432,037         54,865
                            ------------                                                            ----------
                            ------------                                                            ----------
Shares Outstanding:                                                   Shares Outstanding:
Beginning of period                           7,960,799               Beginning of period                             234,864
                                             ----------                                                              --------
End of period                                 3,287,395               End of period                                   289,729
                                             ----------                                                              --------
                                             ----------                                                              --------

BAIRD MIDCAP FUND

                                  Six Months Ended                                                       Six Months Ended
                                    June 30, 2006                                                         June 30, 2006
                             --------------------------                                             --------------------------
INSTITUTIONAL CLASS SHARES       $             Shares                 INVESTOR CLASS SHARES             $             Shares
                             ----------      ----------                                             ----------      ----------
Shares sold                  $20,446,655      1,672,110               Shares sold                   $1,199,276        100,881
Shares redeemed              (16,846,290)    (1,411,023)              Shares redeemed                 (676,251)       (58,297)
                             -----------     ----------                                             ----------       --------
Net Increase                 $ 3,600,365        261,087               Net Increase                  $  523,025         42,584
                             -----------                                                            ----------
                             -----------                                                            ----------
Shares Outstanding:                                                   Shares Outstanding:
Beginning of period                           7,702,045               Beginning of period                             409,927
                                             ----------                                                              --------
End of period                                 7,963,132               End of period                                   452,511
                                             ----------                                                              --------
                                             ----------                                                              --------

                                     Year Ended                                                             Year Ended
                                  December 31, 2005                                                     December 31, 2005
                             --------------------------                                             --------------------------
INSTITUTIONAL CLASS SHARES       $             Shares                 INVESTOR CLASS SHARES             $             Shares
                             ----------      ----------                                             ----------      ----------
Shares sold                  $21,848,259      2,032,237               Shares sold                   $1,071,459         99,399
Shares issued through                                                 Shares issued through
  reinvestment of dividends    2,612,352        234,082                 reinvestment of dividends      150,800         13,672
Shares redeemed              (27,724,642)    (2,488,411)              Shares redeemed                 (721,070)       (67,838)
                             -----------     ----------                                             ----------       --------
Net Decrease                 $(3,264,031)      (222,092)              Net Increase                  $  501,189         45,233
                             -----------                                                            ----------
                             -----------                                                            ----------
Shares Outstanding:                                                   Shares Outstanding:
Beginning of period                           7,924,137               Beginning of period                             364,694
                                             ----------                                                              --------
End of period                                 7,702,045               End of period                                   409,927
                                             ----------                                                              --------
                                             ----------                                                              --------

BAIRD SMALLCAP FUND

                                  Six Months Ended                                                       Six Months Ended
                                    June 30, 2006                                                         June 30, 2006
                             --------------------------                                             --------------------------
INSTITUTIONAL CLASS SHARES       $             Shares                 INVESTOR CLASS SHARES             $             Shares
                             ----------      ----------                                             ----------      ----------
Shares sold                  $17,183,485      1,457,518               Shares sold                   $2,974,913        253,736
Shares redeemed               (7,407,836)      (632,618)              Shares redeemed                 (283,129)       (24,135)
                             -----------      ---------                                             ----------       --------
Net Increase                 $ 9,775,649        824,900               Net Increase                  $2,691,784        229,601
                             -----------                                                            ----------
                             -----------                                                            ----------
Shares Outstanding:                                                   Shares Outstanding:
Beginning of period                           4,018,386               Beginning of period                             211,828
                                              ---------                                                              --------
End of period                                 4,843,286               End of period                                   441,429
                                              ---------                                                              --------
                                              ---------                                                              --------

                                     Year Ended                                                             Year Ended
                                  December 31, 2005                                                     December 31, 2005
                             --------------------------                                             --------------------------
INSTITUTIONAL CLASS SHARES       $             Shares                 INVESTOR CLASS SHARES             $             Shares
                             ----------      ----------                                             ----------      ----------
Shares sold                  $30,846,152      2,842,497               Shares sold                   $2,496,510        225,110
Shares redeemed               (4,571,120)      (422,581)              Shares redeemed                 (214,639)       (19,578)
                             -----------      ---------                                             ----------       --------
Net Increase                 $26,275,032      2,419,916               Net Increase                  $2,281,871        205,532
                             -----------                                                            ----------
                             -----------                                                            ----------
Shares Outstanding:                                                   Shares Outstanding:
Beginning of period                           1,598,470               Beginning of period                               6,296
                                              ---------                                                              --------
End of period                                 4,018,386               End of period                                   211,828
                                              ---------                                                              --------
                                              ---------                                                              --------

4.   INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the six month period ended June 30, 2006, purchases and sales of investment securities (excluding short-term investments) were as follows:

                     Baird             Baird             Baird
                 LargeCap Fund      MidCap Fund      SmallCap Fund
                 -------------      -----------      -------------
Purchases:        $ 7,138,522       $41,841,148       $28,942,239
Sales:            $10,728,479       $37,797,392       $16,336,852

At December 31, 2005, accumulated earnings/losses on a tax basis were as follows:

                                                            LARGECAP             MIDCAP             SMALLCAP
                                                              FUND                FUND                FUND
                                                            --------             ------             --------
Cost of Investments                                        $23,018,742         $77,466,370         $43,511,561
                                                           -----------         -----------         -----------
                                                           -----------         -----------         -----------
Gross unrealized appreciation                              $ 6,813,854         $15,186,002         $ 5,745,436
Gross unrealized depreciation                                 (328,525)         (2,484,446)         (2,074,028)
                                                           -----------         -----------         -----------
Net unrealized appreciation/(depreciation)                 $ 6,485,329         $12,701,556         $ 3,671,408
                                                           -----------         -----------         -----------
                                                           -----------         -----------         -----------
Undistributed ordinary income                              $        35         $   355,507         $        --
Undistributed long-term capital gain                                --             853,560                  --
                                                           -----------         -----------         -----------
Total distributable earnings                               $        35         $ 1,209,067         $        --
                                                           -----------         -----------         -----------
                                                           -----------         -----------         -----------
Other accumulated gains/(losses)                           $(6,543,681)        $        --         $  (693,887)
                                                           -----------         -----------         -----------
Total accumulated earnings/(losses)                        $   (58,317)        $13,910,623         $ 2,977,521
                                                           -----------         -----------         -----------
                                                           -----------         -----------         -----------

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2005, the Baird SmallCap Fund elected to defer capital losses occurring between November 1, 2005 and December 31, 2005 in the amount of $147,920.

At December 31, 2005, the Baird LargeCap Fund had accumulated net realized capital loss carryovers of $1,167,011 that expire in 2012, $3,094,411 that expire in 2011 and $2,282,259 that expire in 2010. At December 31, 2005, the Baird SmallCap Fund had accumulated net realized capital loss carryovers of $190,878 expiring in 2012 and $355,089 that expire in 2013. To the extent the Funds realize future net capital gains, taxable distributions to shareholders will be offset by any unused capital loss carryovers. During the year ended December 31, 2005, the Baird LargeCap Fund utilized $2,058,234 in capital loss carryovers from previous years.

During the six months ended June 30, 2006, the Funds have not made any capital gain distributions or income dividends.

During the year ended December 31, 2005, the Funds paid the following dividends:

                      ORDINARY INCOME DIVIDENDS    NET LONG-TERM CAPITAL GAINS
                      -------------------------    ---------------------------
Baird LargeCap Fund           $274,088                              --
Baird MidCap Fund              674,962                      $2,456,914
Baird SmallCap Fund                 --                              --

5.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.65% for the Baird LargeCap Fund, 0.75% for the Baird MidCap Fund and 0.85% for the Baird SmallCap Fund as applied to the respective Fund's average daily net assets. Certain officers of the Advisor are also officers of the Funds.

For the six months ended June 30, 2006 and through April 30, 2007, the Advisor has contractually agreed to waive its investment advisory fee and/or reimburse the Funds' operating expenses (exclusive of brokerage, interest, taxes, and extraordinary expenses) to the extent necessary to ensure that each Fund's operating expenses do not exceed the following percentages of average daily net assets:

                        INSTITUTIONAL CLASS SHARES    INVESTOR CLASS SHARES
                        --------------------------    ---------------------
Baird LargeCap Fund                0.75%                      1.00%
Baird MidCap Fund                  0.85%                      1.10%
Baird SmallCap Fund                0.95%                      1.20%

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which expenses were reimbursed or absorbed. A Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

                                                  Six Months
                                                    Ended            Fiscal Period Ended December 31,
                                                   June 30,         ----------------------------------
                                                     2006           2005           2004           2003
                                                  ----------        ----           ----           ----
   REIMBURSED / ABSORBED EXPENSES SUBJECT
     TO RECOVERY BY ADVISOR UNTIL:                   2009           2008           2007           2006
   BAIRD LARGECAP FUND                             $51,433        $109,024       $114,127       $108,138
   BAIRD MIDCAP FUND                               $51,460        $129,774       $116,179       $  1,122
   BAIRD SMALLCAP FUND                             $83,847        $104,335       $ 72,320             --

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the "Distributor") is the sole distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Fund for the six months ended June 30, 2006.

6.   SECURITIES LENDING

Each Fund may lend up to one-third of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by U.S. Bancorp Asset Management, an affiliate of the Funds' custodian, transfer agent and administrator. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security, length of the loan and credit standing of the borrower. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Each Fund has the right under the terms of the securities lending agreement to recover the securities from the borrower on demand.

As of June 30, 2006, the Baird LargeCap, Baird MidCap and Baird SmallCap Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the custodian with the approval of the Advisor. Although the cash collateral is generally invested in readily marketable, high quality, short-term obligations, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although this risk is mitigated by the collateral and by contract with the securities lending agent.

As of June 30, 2006, the market value of the securities on loan and payable on collateral due to broker were as follows:

                                MARKET VALUE OF          PAYABLE ON COLLATERAL
                               SECURITIES ON LOAN            DUE TO BROKER
                               ------------------        ---------------------
Baird LargeCap Fund               $11,141,746                 $11,549,584
Baird MidCap Fund                  41,585,079                  42,950,013
Baird SmallCap Fund                23,841,730                  24,837,793

Individual reinvested cash collateral jointly pooled with collateral received by other Baird Funds as of June 30, 2006 is as follows:

                                                  LARGECAP          MIDCAP           SMALLCAP           OTHER
                                                    FUND             FUND              FUND          BAIRD FUNDS         TOTAL
                                                  --------          ------           --------        -----------         -----
Concord Minutemen
Capital Company Interest
Bearing Commercial Paper                         $   577,547      $ 2,147,754       $ 1,242,036     $  8,032,663      $ 12,000,000

Duke Funding High Grade
Discount Commercial Paper                            529,418        1,968,774         1,138,533        7,363,275        11,000,000

Laguna ABS CDO
Discount Commercial Paper                            481,289        1,789,795         1,035,030        6,693,886        10,000,000

Lakeside Funding LLC Interest
Bearing Commercial Paper                             385,032        1,431,836           828,024        5,355,108         8,000,000

Federated Prime Obligations Fund                      42,145          156,727            90,635          586,165           875,672

Rams Funding LLC Discount
Commercial Paper                                     529,418        1,968,774         1,138,533        7,363,275        11,000,000

Thornburg Mortgage Capital
Discount Commercial Paper                            529,418        1,968,774         1,138,533        7,363,275        11,000,000

CS First Boston
Repurchase Agreement(1)<F55>                       1,203,224        4,474,487         2,587,575       16,734,714        25,000,000

Lehman Brothers
Repurchase Agreement(2)<F56>                       1,684,513        6,264,282         3,622,605       23,428,600        35,000,000

Merrill Lynch Premier
Institutional Fund                                     4,623           17,192             9,942           64,297            96,054

Morgan Stanley
Repurchase Agreement(3)<F57>                       3,802,187       14,139,378         8,176,736       52,881,699        79,000,000

Antalis U.S. Funding Corporation
Discount Commercial Paper                            481,289        1,789,795         1,035,030        6,693,886        10,000,000

Fenway Funding LLC
Liquidity Notes                                      529,418        1,968,774         1,138,533        7,363,275        11,000,000

Morton International Inc.
Short-Term Loan Notes                                240,645          894,897           517,515        3,346,943         5,000,000

Stratford Receivables Co., LLC
Liquidity Notes                                      529,418        1,968,774         1,138,533        7,363,275        11,000,000
                                                 -----------      -----------       -----------     ------------      ------------
                                                 $11,549,584      $42,950,013       $24,837,793     $160,634,336      $239,971,726
                                                 -----------      -----------       -----------     ------------      ------------
                                                 -----------      -----------       -----------     ------------      ------------

(1)<F55>  (Dated 06/30/06), 5.36%, Due 07/03/06 (Repurchase Proceeds
          $25,011,019), (Collateralized by Agency Mortgage-Backed Securities)
(2)<F56>  (Dated 06/30/06), 5.43%, Due 07/03/06  (Repurchase Proceeds
          $35,015,621), (Collateralized by Various Corporate Bonds)
(3)<F57>  (Dated 06/30/06), 5.39%, Due 07/03/06  (Repurchase Proceeds
          $79,034,998), (Collateralized by Agency Mortgage-Backed Securities)

7.   DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds' Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds' Investor Class Shares. The Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Fund incurred $2,615, $6,407 and $4,699, respectively, in fees pursuant to the Plan during the six months ended June 30, 2006.

                             ADDITIONAL INFORMATION

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds' website at www.bairdfunds.com; and by accessing the SEC's website at www.sec.gov.

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds' website at www.bairdfunds.com; and by accessing the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Funds' Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

                               BAIRD FUNDS, INC.

                      c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                        Milwaukee, Wisconsin 53201-0701
                                 1-866-44BAIRD

BOARD OF DIRECTORS
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
George C. Kaiser
Frederick P. Stratton, Jr.

INVESTMENT ADVISOR AND DISTRIBUTOR
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

LEGAL COUNSEL
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Grant Thornton LLP
175 West Jackson Boulevard, 20th Floor
Chicago, Illinois 60604

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable - only required for annual reports on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable - only required for annual reports on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable - only required for annual reports on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable because the Registrant is not a "listed issuer" within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the semi-annual reports to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable because the Registrant is not a closed-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable because the Registrant is not a closed-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable because the Registrant is not a closed-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), as of a date within 90 days prior to the filing date of this Form N-CSR. Based on such evaluation, the Registrant's principal executive and principal financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time period.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable because the Registrant is not a closed-end management investment company.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     Baird Funds, Inc.

     By:  /s/ Mary Ellen Stanek
          ----------------------------
          Mary Ellen Stanek, President

     Date:   September 1, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By:  /s/ Mary Ellen Stanek
          ----------------------------
          Mary Ellen Stanek, President

     Date:     September 1, 2006

     By:  /s/ Leonard Rush
          ----------------------------
          Leonard Rush, Treasurer

     Date:     September 1, 2006